UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21746

Name of Fund: Small Cap Premium & Dividend Income Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      Small Cap Premium & Dividend Income Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (212) 449-8118

Date of fiscal year end: 12/31/06

Date of reporting period: 01/01/06 - 12/31/06

Item 1 - Report to Stockholders

Small Cap Premium &
Dividend Income Fund Inc.

--------------------------------------------------------------------------------

Annual Report
December 31, 2006

[LOGO] IQ INVESTMENT                                                   BLACKROCK
          ADVISORS

Small Cap Premium & Dividend Income Fund Inc.

Portfolio Information as of December 31, 2006

                                                                      Percent of
Top Ten Holdings                                                      Net Assets
--------------------------------------------------------------------------------
Veritas DGC, Inc. ....................................................    0.2%
Time Warner Telecom, Inc. Class A ....................................    0.2
Alexandria Real Estate Equities, Inc. ................................    0.2
Phillips-Van Heusen Corp. ............................................    0.2
Polycom, Inc. ........................................................    0.2
Realty Income Corp. ..................................................    0.2
Varian Semiconductor Equipment Associates, Inc. ......................    0.2
Big Lots, Inc. .......................................................    0.2
Hologic, Inc. ........................................................    0.2
JetBlue Airways Corp. ................................................    0.2
--------------------------------------------------------------------------------

                                                                      Percent of
Top Five Industries                                                   Net Assets
--------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) ................................    6.9%
Banks: Outside New York City .........................................    6.8
Computer Services Software & Systems .................................    4.8
Retail ...............................................................    3.9
Services: Commercial .................................................    3.4
--------------------------------------------------------------------------------

                                                                      Percent of
Sector Representation                                          Total Investments
--------------------------------------------------------------------------------
Financials Services .................................................    22.1%
Consumer Discretionary ..............................................    18.2
Technology ..........................................................    12.3
Health Care .........................................................    10.3
Materials & Processing ..............................................     8.5
Producer Durables ...................................................     6.8
Other Energy ........................................................     4.2
Utilities ...........................................................     4.0
Auto & Transportation ...............................................     3.5
Consumer Staples ....................................................     1.9
Integrated Oils .....................................................     0.2
Other ...............................................................     0.3
Short-Term Investments and Options ..................................     7.7
--------------------------------------------------------------------------------
      For Fund compliance purposes, the Fund's industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry and sector sub-classifications for reporting ease.

Proxy Results

During the six-month period ended December 31, 2006, Small Cap Premium & Dividend Income Fund Inc.'s shareholders voted on the following proposal. On August 15, 2006 and August 31, 2006, the special shareholders' meetings were adjourned with respect to the proposal until September 15, 2006, at which time it was approved. A description of the proposal and number of shares voted are as follows:

--------------------------------------------------------------------------------------------------------------------------
                                                               Shares Voted          Shares Voted             Shares Voted
                                                                   For                  Against                 Abstain
--------------------------------------------------------------------------------------------------------------------------
To approve a new investment subadvisory agreement
with BlackRock Investment Management, LLC                       8,449,370               264,827                 359,517
--------------------------------------------------------------------------------------------------------------------------


2      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.    DECEMBER 31, 2006

A Discussion With Your Fund's Portfolio Managers

      We are pleased to provide you with this shareholder report for Small Cap Premium & Dividend Income Fund Inc. While the Fund is advised by IQ Investment Advisors LLC, the following discussion is provided by BlackRock Investment Management, LLC, the Fund's subadviser.

The investment objective of Small Cap Premium & Dividend Income Fund Inc. (the "Fund") is to provide stockholders with a high level of income, with a secondary objective of capital appreciation.

How did the Fund perform during the fiscal year?

For the 12-month period ended December 31, 2006, the Common Stock of the Fund had a total investment return of +15.40%, based on a change in per share net asset value from $18.16 to $18.80, and assuming reinvestment of distributions paid during the period. During the fiscal year, the Fund paid semi-annual distributions of $1.00 per share in June and December. These distributions equate to an annualized distribution yield of 10.0% relative to the Fund's initial offering price of $20 per share. For the same period, the Fund's unmanaged reference index, the Russell 2000(R) Index, had a total return of +18.37% (including reinvestment of any dividends), and as of December 31, 2006 had an annualized dividend yield of 1.31%.

For more detail with regard to the Fund's total investment return based on a change in the per share market value of the Fund's Common Stock (as measured by the trading price of the Fund's shares on the New York Stock Exchange), and assuming reinvestment of dividends, please refer to the Financial Highlights section of this report. As a closed-end fund, the Fund's shares may trade in the secondary market at a premium or discount to the Fund's net asset value. As a result, total investment returns based on changes in the market value of the Fund's Common Stock can vary significantly from total investment returns based on changes in the Fund's net asset value.

Describe the market environment during the fiscal year.

2006 marked another strong year for U.S. equity markets as the Federal Reserve Board (the "Fed") ceased raising interest rates. The U.S. housing market began to show significant signs of weakness, causing the economy to begin a widely anticipated slowdown. Corporate profit growth rose by a double-digit percentage for an unprecedented fourth year in a row. Commodity price volatility increased significantly with an early-year run-up, followed by a mid-year pullback. Most of the year featured an inverted yield curve as the Fed moved its funds rate up to 5.25%, while the yield on the 10-year Treasury note spent much of the year between 4.5% and 5%. Overall the year was a good one for equities despite a significant correction during May and the first half of June, largely fueled by inflation concerns. This correction resulted in a shift in leadership from smaller-cap, lower-quality, more cyclical stocks to larger-cap, higher-quality, more predictable stocks. Following the correction, inflation concerns subsided, notwithstanding the run-up in industrial commodity prices. Oil set a new all time high during the summer, but corrected noticeably during the fall, giving further support to the equity market rally during the second half of 2006. The year also featured unprecedented share buy-backs and mergers and acquisitions as well as a shift from Republican to Democratic leadership in the U.S. Congress. The year ended with the U.S. economy showing signs of slowing, record-high U.S. corporate profitability, fairly low inflation and interest rates, and relatively strong consumer confidence levels.

How did you manage the portfolio during the period?

Our overall investment strategy involves a three-pronged approach aimed at achieving the Fund's objectives. First, we use a proprietary, quantitative model to build a diversified portfolio of stocks that approximates the sector weights and risk characteristics of the Russell 2000 Index. Second, we sell Russell 2000 Index call options in an effort to generate additional income for the Fund's shareholders. Finally, the third element of our investment strategy involves the periodic rebalancing of the portfolio in order to track the risks and composition of the Russell 2000 Index. We believe that, over time, this approach should provide shareholders with a high level of income as well as the potential for capital appreciation.

Russell 2000 is a registered trademark of the Frank Russell Company.


       SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.    DECEMBER 31, 2006      3

A Discussion With Your Fund's Portfolio Managers (concluded)

How would you characterize the Fund's position at the close of the period?

We are continuing in our efforts to maintain a portfolio that closely replicates the composition of the Russell 2000 Index. Given the Fund's investment process and current positions, we believe the Fund is well positioned to meet its objectives.

Debra L. Jelilian
Portfolio Manager

Jonathan Clark
Portfolio Manager

Jeffrey L. Russo, CFA
Portfolio Manager

January 18, 2007


4      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.    DECEMBER 31, 2006

Summary Schedule of Investments as of December 31, 2006

This summary schedule of investments is presented to help investors focus on the Fund's principal holdings. It includes the Fund's 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund's net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. In addition, the summary schedule of investments allows the adviser certain efficiencies. As such, any cost savings in report production or printing are passed on to the Fund and, ultimately to Fund shareholders. A complete schedule of investments is available without charge, upon request, by calling 1-877-449-4742 or on the Securities and Exchange Commission's Web site at http://www.sec.gov.

====================================================================================================================================
                                                Shares                                                                   Percent of
Industry                                          Held      Common Stocks                                  Value         Net Assets
====================================================================================================================================
Advertising Agencies                            16,630      ValueClick, Inc. (a)                       $     392,967         0.1%
                                                            Other Securities                               1,167,379         0.5
                                                                                                       -----------------------------
                                                                                                           1,560,346         0.6
------------------------------------------------------------------------------------------------------------------------------------
Aerospace                                                   Other Securities                               1,479,299         0.6
------------------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing & Ranching                             Other Securities                                 379,489         0.2
------------------------------------------------------------------------------------------------------------------------------------
Air Transport                                   30,500      JetBlue Airways Corp. (a)                        433,100         0.2
                                                            Other Securities                               1,817,665         0.7
                                                                                                       -----------------------------
                                                                                                           2,250,765         0.9
------------------------------------------------------------------------------------------------------------------------------------
Aluminum                                                    Other Securities                                 183,065         0.1
------------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market                                    Other Securities                                 333,776         0.1
------------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment                              Other Securities                               1,284,674         0.5
------------------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts                            10,900      Navistar International Corp. (a)                 364,387         0.2
                                                            Other Securities                                 303,885         0.1
                                                                                                       -----------------------------
                                                                                                             668,272         0.3
------------------------------------------------------------------------------------------------------------------------------------
Banks: New York City                                        Other Securities                                 157,998         0.1
------------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City                                Other Securities                              17,404,535         6.8
------------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries)                                Other Securities                                  57,568         0.0
------------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks                                       Other Securities                                 250,485         0.1
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research & Production             11,500      ICOS Corp. (a)                                   388,585         0.1
                                                            Other Securities                               5,769,564         2.3
                                                                                                       -----------------------------
                                                                                                           6,158,149         2.4
------------------------------------------------------------------------------------------------------------------------------------
Building Materials                                          Other Securities                               1,316,525         0.5
------------------------------------------------------------------------------------------------------------------------------------
Building: Cement                                            Other Securities                                  42,008         0.0
------------------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing                                Other Securities                                 308,440         0.1
------------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous                                     Other Securities                                 420,734         0.2
------------------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard                               Other Securities                                 292,838         0.1
------------------------------------------------------------------------------------------------------------------------------------
Cable Television Services                                   Other Securities                                 298,204         0.1
------------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling                               6,700      Aztar Corp. (a)                                  364,614         0.1
                                                            Other Securities                               1,519,638         0.6
                                                                                                       -----------------------------
                                                                                                           1,884,252         0.7
------------------------------------------------------------------------------------------------------------------------------------
Chemicals                                       19,900      Hercules, Inc. (a)                               384,269         0.2
                                                            Other Securities                               3,335,100         1.3
                                                                                                       -----------------------------
                                                                                                           3,719,369         1.5
------------------------------------------------------------------------------------------------------------------------------------
Coal                                                        Other Securities                                 280,051         0.1
------------------------------------------------------------------------------------------------------------------------------------
Commercial Information Services                             Other Securities                                 535,530         0.2
------------------------------------------------------------------------------------------------------------------------------------
Communications & Media                                      Other Securities                                 270,208         0.1
------------------------------------------------------------------------------------------------------------------------------------
Communications Technology                       47,800      Brocade Communications Systems, Inc. (a)         392,438         0.2
                                                25,600      Foundry Networks, Inc. (a)                       383,488         0.1
                                                            Other Securities                               6,498,542         2.5
                                                                                                       -----------------------------
                                                                                                           7,274,468         2.8
------------------------------------------------------------------------------------------------------------------------------------


       SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.    DECEMBER 31, 2006      5

                                                Shares                                                                   Percent of
Industry                                          Held      Common Stocks                                  Value         Net Assets
====================================================================================================================================
Computer Services Software & Systems             6,900      Digital River, Inc. (a)                    $     384,951         0.2%
                                                 5,000      Equinix, Inc. (a)                                378,100         0.2
                                                10,450      Hyperion Solutions Corp. (a)                     375,573         0.1
                                                 6,800      Micros Systems, Inc. (a)                         358,360         0.1
                                                19,520      Parametric Technology Corp. (a)                  351,750         0.1
                                                15,800      Sybase, Inc. (a)                                 390,260         0.2
                                                            Other Securities                              10,022,275         0.3
                                                                                                       -----------------------------
                                                                                                          12,261,269         4.8
------------------------------------------------------------------------------------------------------------------------------------
Computer Technology                                         Other Securities                               2,826,415         1.1
------------------------------------------------------------------------------------------------------------------------------------
Construction                                                Other Securities                               1,166,260         0.5
------------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics                            11,200      THQ, Inc. (a)                                    364,224         0.1
                                                            Other Securities                               1,760,720         0.7
                                                                                                       -----------------------------
                                                                                                           2,124,944         0.8
------------------------------------------------------------------------------------------------------------------------------------
Consumer Products                                           Other Securities                               1,829,924         0.7
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metals & Glass           6,200      AptarGroup, Inc.                                 366,048         0.1
                                                            Other Securities                                 690,460         0.3
                                                                                                       -----------------------------
                                                                                                           1,056,508         0.4
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Paper & Plastic                     Other Securities                                 184,068         0.1
------------------------------------------------------------------------------------------------------------------------------------
Copper                                                      Other Securities                                 206,050         0.1
------------------------------------------------------------------------------------------------------------------------------------
Cosmetics                                                   Other Securities                                 333,944         0.1
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services                              Other Securities                               1,178,219         0.5
------------------------------------------------------------------------------------------------------------------------------------
Diversified Materials & Processing               7,900      Acuity Brands, Inc.                              411,116         0.2
                                                            Other Securities                               1,405,398         0.5
                                                                                                       -----------------------------
                                                                                                           1,816,514         0.7
------------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains                                 Other Securities                               1,234,629         0.5
------------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals                                     Other Securities                               5,796,747         2.3
------------------------------------------------------------------------------------------------------------------------------------
Education Services                                          Other Securities                               1,091,448         0.4
------------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics                                    Other Securities                                 683,221         0.3
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment & Components                8,900      General Cable Corp. (a)                          389,019         0.2
                                                            Other Securities                               2,048,000         0.8
                                                                                                       -----------------------------
                                                                                                           2,437,019         1.0
------------------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance                             Other Securities                                  47,896         0.0
------------------------------------------------------------------------------------------------------------------------------------
Electronics                                     12,100      Flir Systems, Inc. (a)                           385,143         0.1
                                                            Other Securities                               1,443,549         0.6
                                                                                                       -----------------------------
                                                                                                           1,828,692         0.7
------------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments,                                   Other Securities                                 376,355         0.1
Gauges & Meters
------------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems                     9,350      Hologic, Inc. (a)                                442,068         0.2
                                                            Other Securities                               1,953,433         0.7
                                                                                                       -----------------------------
                                                                                                           2,395,501         0.9
------------------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/                               Other Securities                               4,780,991         1.9
Components
------------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology                                     Other Securities                               1,235,149         0.5
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment                                            Other Securities                                 105,527         0.0
------------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous                             6,200      Veritas DGC, Inc. (a)                            530,906         0.2
                                                            Other Securities                               1,184,508         0.5
                                                                                                       -----------------------------
                                                                                                           1,715,414         0.7
------------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting Services                          Other Securities                                 772,121         0.3
------------------------------------------------------------------------------------------------------------------------------------
Entertainment                                    7,100      Gaylord Entertainment Co. (a)                    361,603         0.1
                                                            Other Securities                                 492,714         0.2
                                                                                                       -----------------------------
                                                                                                             854,317         0.3


6      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.    DECEMBER 31, 2006

                                                Shares                                                                   Percent of
Industry                                          Held      Common Stocks                                  Value         Net Assets
====================================================================================================================================
Fertilizers                                                 Other Securities                           $     198,868         0.1%
------------------------------------------------------------------------------------------------------------------------------------
Finance Companies                                           Other Securities                                 731,661         0.3
------------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan                                         Other Securities                                 240,415         0.1
------------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing                                   Other Securities                               2,497,650         1.0
Services & Systems
------------------------------------------------------------------------------------------------------------------------------------
Financial Information Services                              Other Securities                                 661,785         0.3
------------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous                                     Other Securities                               2,154,746         0.8
------------------------------------------------------------------------------------------------------------------------------------
Foods                                            9,700      NBTY, Inc. (a)                                   403,229         0.2
                                                            Other Securities                               2,372,999         0.9
                                                                                                       -----------------------------
                                                                                                           2,776,228         1.1
------------------------------------------------------------------------------------------------------------------------------------
Forest Products                                             Other Securities                                 235,602         0.1
------------------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services                              Other Securities                                 147,270         0.1
------------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries                                Other Securities                                 114,375         0.0
------------------------------------------------------------------------------------------------------------------------------------
Glass                                                       Other Securities                                  94,619         0.0
------------------------------------------------------------------------------------------------------------------------------------
Gold                                                        Other Securities                                 363,397         0.1
------------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities                                      Other Securities                               1,607,238         0.6
------------------------------------------------------------------------------------------------------------------------------------
Health Care Management Services                             Other Securities                               1,768,840         0.7
------------------------------------------------------------------------------------------------------------------------------------
Health Care Services                                        Other Securities                               1,298,521         0.5
------------------------------------------------------------------------------------------------------------------------------------
Homebuilding                                                Other Securities                                 755,532         0.3
------------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel                                                 Other Securities                                 200,340         0.1
------------------------------------------------------------------------------------------------------------------------------------
Household Furnishings                                       Other Securities                               1,085,320         0.4
------------------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter Devices                     Other Securities                               1,536,073         0.6
------------------------------------------------------------------------------------------------------------------------------------
Industrial Products                                         Other Securities                                 126,432         0.0
------------------------------------------------------------------------------------------------------------------------------------
Insurance: Life                                             Other Securities                               1,085,526         0.4
------------------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line                                       Other Securities                               1,239,659         0.5
------------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty                                Other Securities                               3,531,858         1.4
------------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies                 14,900      Waddell & Reed Financial, Inc. Class A           407,664         0.2
                                                            Other Securities                               1,337,631         0.5
                                                                                                       -----------------------------
                                                                                                           1,745,295         0.7
------------------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches & Gemstones                                Other Securities                                 261,508         0.1
------------------------------------------------------------------------------------------------------------------------------------
Leisure Time                                                Other Securities                               1,038,007         0.4
------------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering                                     Other Securities                                 206,533         0.1
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural                                     Other Securities                                 116,230         0.0
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction & Handling                          Other Securities                                 302,099         0.1
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines                                          Other Securities                                 262,134         0.1
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty                             Other Securities                               1,230,798         0.5
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment &                             Other Securities                               3,089,266         1.2
Services
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty                                        Other Securities                                 488,419         0.2
------------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing                                        Other Securities                                 229,058         0.1
------------------------------------------------------------------------------------------------------------------------------------
Manufacturing                                               Other Securities                                 202,626         0.1
------------------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments &                              Other Securities                               6,704,061         2.6
Supplies
------------------------------------------------------------------------------------------------------------------------------------
Medical Services                                            Other Securities                                 597,094         0.2
------------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating                                           Other Securities                               2,223,915         0.9
------------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous                  7,700      Cleveland-Cliffs, Inc.                           372,988         0.1
                                                            Other Securities                               1,019,595         0.4
                                                                                                       -----------------------------
                                                                                                           1,392,583         0.5
------------------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain Processing                           Other Securities                                  38,437         0.0


       SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.    DECEMBER 31, 2006      7

                                                Shares                                                                   Percent of
Industry                                          Held      Common Stocks                                  Value         Net Assets
====================================================================================================================================
Miscellaneous Business & Consumer                           Other Securities                           $      56,865         0.0%
Discretionary
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer Staples                              Other Securities                                  74,878         0.0
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                                   Other Securities                                 494,054         0.2
Commodities
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Processing                        Other Securities                                 692,862         0.3
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables                             Other Securities                                 439,430         0.2
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology                                    Other Securities                                 197,988         0.1
------------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies                                      Other Securities                                 749,220         0.3
------------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business Equipment           11,600      Herman Miller, Inc.                              421,776         0.2
                                                            Other Securities                                 473,322         0.2
                                                                                                       -----------------------------
                                                                                                             895,098         0.4
------------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling                                           Other Securities                                 367,848         0.1
------------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers                                        Other Securities                               5,111,864         2.0
------------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic                                    Other Securities                                 461,697         0.2
------------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated International                               Other Securities                                  68,175         0.0
------------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings                                           Other Securities                                 436,727         0.2
------------------------------------------------------------------------------------------------------------------------------------
Paper                                                       Other Securities                               1,085,824         0.4
------------------------------------------------------------------------------------------------------------------------------------
Plastics                                                    Other Securities                                 267,156         0.1
------------------------------------------------------------------------------------------------------------------------------------
Pollution Control & Environmental                           Other Securities                                 367,596         0.1
Services
------------------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment                                Other Securities                                 283,554         0.1
------------------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services                                 Other Securities                                 339,182         0.1
------------------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment                 10,000      Varian Semiconductor Equipment
                                                            Associates, Inc. (a)                             455,200         0.2
                                                            Other Securities                               2,857,749         1.1
                                                                                                       -----------------------------
                                                                                                           3,312,949         1.3
------------------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous                                   Other Securities                               1,102,237         0.4
------------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers                                      Other Securities                                 896,093         0.3
------------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters                                     Other Securities                               1,237,744         0.5
------------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment                                          Other Securities                                 496,472         0.2
------------------------------------------------------------------------------------------------------------------------------------
Railroads                                        6,200      Florida East Coast Industries, Inc.              369,520         0.1
                                                            Other Securities                                 275,968         0.1
                                                                                                       -----------------------------
                                                                                                             645,488         0.2
------------------------------------------------------------------------------------------------------------------------------------
Real Estate                                                 Other Securities                                 506,025         0.3
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs)            5,200      Alexandria Real Estate Equities, Inc.            522,080         0.2
                                                 7,900      First Industrial Realty Trust, Inc.              370,431         0.1
                                                 9,500      Highwoods Properties, Inc.                       387,220         0.2
                                                 6,100      Home Properties, Inc.                            361,547         0.1
                                                14,100      KKR Financial Corp.                              377,739         0.2
                                                13,100      Nationwide Health Properties, Inc.               395,882         0.2
                                                16,600      Realty Income Corp.                              459,820         0.2
                                                            Other Securities                              14,708,908         5.7
                                                                                                       -----------------------------
                                                                                                          17,583,627         6.9
------------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats                               Other Securities                                 743,040         0.3
------------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Commercial                       Other Securities                                 395,275         0.1
------------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Consumer             12,200      Rent-A-Center, Inc. (a)                          360,022         0.1
                                                            Other Securities                                 574,347         0.3
                                                                                                       -----------------------------
                                                                                                             934,369         0.4
------------------------------------------------------------------------------------------------------------------------------------
Restaurants                                      6,200      Jack in the Box, Inc. (a)                        378,448         0.1
                                                            Other Securities                               4,248,142         1.7
                                                                                                       -----------------------------
                                                                                                           4,626,590         1.8


8      SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.    DECEMBER 31, 2006

                                                Shares                                                                   Percent of
Industry                                          Held      Common Stocks                                  Value         Net Assets
====================================================================================================================================
Retail                                          19,800      Big Lots, Inc. (a)                         $     453,816         0.2%
                                                11,700      Payless Shoesource, Inc. (a)                     383,994         0.2
                                                            Other Securities                               9,094,471         3.5
                                                                                                       -----------------------------
                                                                                                           9,932,281         3.9
------------------------------------------------------------------------------------------------------------------------------------
Savings & Loan                                              Other Securities                               4,871,025         1.9
------------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers                            Other Securities                                 390,611         0.2
------------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services                             Other Securities                               1,131,689         0.4
------------------------------------------------------------------------------------------------------------------------------------
Services: Commercial                                        Other Securities                               8,648,734         3.4
------------------------------------------------------------------------------------------------------------------------------------
Shipping                                         5,400      American Commercial Lines, Inc. (a)              353,754         0.1
                                                            Other Securities                                 190,787         0.1
                                                                                                       -----------------------------
                                                                                                             544,541         0.2
------------------------------------------------------------------------------------------------------------------------------------
Shoes                                                       Other Securities                               1,601,262         0.6
------------------------------------------------------------------------------------------------------------------------------------
Steel                                            8,000      Chaparral Steel Co.                              354,160         0.1
                                                 6,300      Oregon Steel Mills, Inc. (a)                     393,183         0.2
                                                            Other Securities                                 917,034         0.3
                                                                                                       -----------------------------
                                                                                                           1,664,377         0.6
------------------------------------------------------------------------------------------------------------------------------------
Sugar                                                       Other Securities                                  48,420         0.0
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment                    15,300      Polycom, Inc. (a)                                472,923         0.2
                                                            Other Securities                               1,791,297         0.7
                                                                                                       -----------------------------
                                                                                                           2,264,220         0.9
------------------------------------------------------------------------------------------------------------------------------------
Textile Products                                            Other Securities                                 119,448         0.1
------------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers                   9,700      Phillips-Van Heusen Corp.                        486,649         0.2
                                                            Other Securities                               1,988,408         0.8
                                                                                                       -----------------------------
                                                                                                           2,475,057         1.0
------------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber                                              Other Securities                                 311,720         0.1
------------------------------------------------------------------------------------------------------------------------------------
Tobacco                                                     Other Securities                                 530,888         0.2
------------------------------------------------------------------------------------------------------------------------------------
Toys                                                        Other Securities                                 385,065         0.2
------------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous                                Other Securities                                 515,388         0.2
------------------------------------------------------------------------------------------------------------------------------------
Truckers                                                    Other Securities                               1,111,182         0.4
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio                                 Other Securities                                  77,184         0.0
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical                           12,100      PNM Resources, Inc.                              376,310         0.1
                                                15,300      Westar Energy, Inc.                              397,188         0.2
                                                            Other Securities                               3,165,808         1.2
                                                                                                       -----------------------------
                                                                                                           3,939,306         1.5
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors                      7,800      Nicor, Inc.                                      365,040         0.2
                                                13,400      Piedmont Natural Gas Co.                         358,450         0.1
                                                            Other Securities                               1,729,899         0.7
                                                                                                       -----------------------------
                                                                                                           2,453,389         1.0
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous                                    Other Securities                                 307,850         0.1
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications                   26,230      Time Warner Telecom, Inc. Class A (a)            522,764         0.2
                                                            Other Securities                               2,476,648         1.0
                                                                                                       -----------------------------
                                                                                                           2,999,412         1.2
------------------------------------------------------------------------------------------------------------------------------------
Utilities: Water                                            Other Securities                                 392,394         0.2
------------------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade                             Other Securities                                 166,320         0.1
------------------------------------------------------------------------------------------------------------------------------------
Wholesalers                                                 Other Securities                                 653,006         0.3
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks
                                                            (Cost--$216,745,166)                         236,134,904        92.3
====================================================================================================================================


       SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.    DECEMBER 31, 2006      9

Summary Schedule of Investments (concluded)

                                                                                                                         Percent of
                                                            Mutual Funds                                   Value         Net Assets
====================================================================================================================================
                                                            Other Securities                           $      71,580         0.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Mutual Funds
                                                            (Cost--$77,950)                                   71,580         0.0
====================================================================================================================================

Industry                                                    Rights
====================================================================================================================================
Cosmetics                                                   Other Securities                                   1,373         0.0
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trust (REITs)                        Other Securities                                   5,300         0.0
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Rights (Cost--$0)                            6,673         0.0
====================================================================================================================================

                                                  Face
                                                Amount      Short-Term Securities
====================================================================================================================================
Time Deposits                              $20,594,165      State Street Bank & Trust Co., 4.25%
                                                            due 1/02/2007                                 20,594,165         8.1
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Short-Term Securities
                                                            (Cost--$20,594,165)                           20,594,165         8.1
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Investments (Cost--$237,417,281)       256,807,322       100.4
====================================================================================================================================

                                             Number of
                                             Contracts      Options Written
====================================================================================================================================
Call Options Written                             1,650      Russell 2000 Index, expiring January
                                                            2007 at USD 800                                 (947,100)       (0.4)
------------------------------------------------------------------------------------------------------------------------------------
                                                            Total Options Written
                                                            (Premiums Received--$2,422,350)                 (947,100)       (0.4)
====================================================================================================================================
Total Investments, Net of Options Written (Cost--$234,994,931*)                                          255,860,222       100.0

Liabilities in Excess of Other Assets                                                                         (7,192)        0.0
                                                                                                       -----------------------------
Net Assets                                                                                             $ 255,853,030       100.0%
                                                                                                       =============================

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of December 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost ............................................  $247,860,094
                                                                   ============
      Gross unrealized appreciation .............................  $ 11,955,422
      Gross unrealized depreciation .............................    (3,955,294)
                                                                   ------------
      Net unrealized appreciation ...............................  $  8,000,128
                                                                   ============

(a)   Non-income producing security.
o "Other Securities" represent issues that are not identified as the 50 largest holdings of the Fund and issues not exceeding 1% of net assets. Some securities, or a portion thereof, in this category are held as collateral in connection with open financial futures contracts.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.
o Financial futures contracts purchased as of December 31, 2006 were as follows:

      -------------------------------------------------------------------------
      Number of                       Expiration        Face        Unrealized
      Contracts         Issue            Date           Value      Depreciation
      -------------------------------------------------------------------------
          40           Russell          March
                      2000 Index         2007        $16,001,770   $   (103,770)
      -------------------------------------------------------------------------

      See Notes to Financial Statements.


10     SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.    DECEMBER 31, 2006

Statement of Assets, Liabilities and Capital

As of December 31, 2006
==================================================================================================================================
Assets
----------------------------------------------------------------------------------------------------------------------------------
            Investments in unaffiliated securities, at value (identified cost--$237,417,281) ....                    $ 256,807,322
            Cash ................................................................................                          198,525
            Receivables:
               Dividends ........................................................................   $     316,861
               Securities sold ..................................................................         299,937
               Interest .........................................................................           2,431          619,229
                                                                                                    -------------
            Prepaid expenses ....................................................................                           12,705
                                                                                                                     -------------
            Total assets ........................................................................                      257,637,781
                                                                                                                     -------------
==================================================================================================================================
Liabilities
----------------------------------------------------------------------------------------------------------------------------------
            Options written, at value (premiums received--$2,422,350) ...........................                          947,100
            Payables:
               Securities purchased .............................................................         184,229
               Investment adviser ...............................................................         179,118
               Offering costs ...................................................................         170,048
               Variation margin .................................................................         121,879          655,274
                                                                                                    -------------
            Accrued expenses ....................................................................                          182,377
                                                                                                                     -------------
            Total liabilities ...................................................................                        1,784,751
                                                                                                                     -------------
==================================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
            Net assets ..........................................................................                    $ 255,853,030
                                                                                                                     =============
==================================================================================================================================
Capital
----------------------------------------------------------------------------------------------------------------------------------
            Common Stock, par value $.001 per share, 100,000,000 shares authorized ..............                    $      13,612
            Paid-in capital in excess of par ....................................................                      249,314,769
            Undistributed investment income--net ................................................   $     547,285
            Accumulated realized capital losses--net ............................................     (14,784,157)
            Unrealized appreciation--net ........................................................      20,761,521
                                                                                                    -------------
            Total accumulated earnings--net .....................................................                        6,524,649
                                                                                                                     -------------
            Total Capital--Equivalent to $18.80 per share based on 13,611,798 shares of Common
             Stock outstanding (market price--$19.49) ...........................................                    $ 255,853,030
                                                                                                                     =============

      See Notes to Financial Statements.


       SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.    DECEMBER 31, 2006     11

Statement of Operations

For the Year Ended December 31, 2006
==================================================================================================================================
Investment Income
----------------------------------------------------------------------------------------------------------------------------------
            Dividends (net of $1,941 foreign withholding tax) ...................................                    $   3,286,852
            Interest ............................................................................                        1,237,913
                                                                                                                     -------------
            Total income ........................................................................                        4,524,765
                                                                                                                     -------------
==================================================================================================================================
Expenses
----------------------------------------------------------------------------------------------------------------------------------
            Investment advisory fees ............................................................   $   2,729,146
            Professional fees ...................................................................         133,777
            Accounting services .................................................................         117,506
            Directors' fees and expenses ........................................................          64,455
            Transfer agent fees .................................................................          56,120
            Custodian fees ......................................................................          46,568
            Licensing fees ......................................................................          39,805
            Printing and shareholder reports ....................................................          35,470
            Repurchase offer fees ...............................................................          26,000
            Listing fees ........................................................................          16,590
            Pricing fees ........................................................................           1,200
            Other ...............................................................................          29,291
                                                                                                    -------------
            Total expenses ......................................................................                        3,295,928
                                                                                                                     -------------
            Investment income--net ..............................................................                        1,228,837
                                                                                                                     -------------
==================================================================================================================================
Realized & Unrealized Gain (Loss)--Net
----------------------------------------------------------------------------------------------------------------------------------
            Realized gain (loss) on:
               Investments--net .................................................................      12,159,414
               Financial futures contracts--net .................................................       2,356,246
               Options written--net .............................................................      (3,161,251)      11,354,409
                                                                                                    -------------
            Change in unrealized appreciation/depreciation on:
               Investments--net .................................................................      23,285,762
               Financial futures contracts--net .................................................         379,916
               Options written--net .............................................................        (320,250)      23,345,428
                                                                                                    ------------------------------
            Total realized and unrealized gain--net .............................................                       34,699,837
                                                                                                                     -------------
            Net Increase in Net Assets Resulting from Operations ................................                    $  35,928,674
                                                                                                                     =============

      See Notes to Financial Statements.


12     SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.    DECEMBER 31, 2006

Statements of Changes in Net Assets

                                                                                                                    For the Period
                                                                                                        For the         July 29,
                                                                                                      Year Ended        2005+ to
                                                                                                     December 31,     December 31,
Increase (Decrease) in Net Assets:                                                                       2006             2005
==================================================================================================================================
Operations
----------------------------------------------------------------------------------------------------------------------------------
            Investment income--net ..............................................................   $   1,228,837    $     788,617
            Realized gain--net ..................................................................      11,354,409          451,282
            Unrealized appreciation/depreciation--net ...........................................      23,345,428       (2,583,907)
                                                                                                    ------------------------------
            Net increase (decrease) in net assets resulting from operations .....................      35,928,674       (1,344,008)
                                                                                                    ------------------------------
==================================================================================================================================
Dividends & Distributions to Shareholders
----------------------------------------------------------------------------------------------------------------------------------
            Investment income--net ..............................................................      (3,289,476)        (583,430)
            Realized gain--net ..................................................................     (26,589,848)              --
            Tax return of capital ...............................................................      (1,629,839)     (14,360,916)
                                                                                                    ------------------------------
            Net decrease in net assets resulting from dividends and distributions to shareholders     (31,509,163)     (14,944,346)
                                                                                                    ------------------------------
==================================================================================================================================
Common Stock Transactions
----------------------------------------------------------------------------------------------------------------------------------
            Net proceeds from issuance of Common Stock ..........................................              --      343,800,000
            Offering costs resulting from the issuance of Common Stock ..........................              --         (603,553)
            Net redemption of Common Stock resulting from a repurchase offer
             (includes $45,013 of repurchase fees) ..............................................     (77,602,567)              --
            Value of shares issued to Common Stock shareholders in reinvestment of dividends ....       2,027,985               --
                                                                                                    ------------------------------
            Net increase (decrease) in net assets resulting from Common Stock transactions ......     (75,574,582)     343,196,447
                                                                                                    ------------------------------
==================================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
            Total increase (decrease) in net assets .............................................     (71,155,071)     326,908,093
            Beginning of period .................................................................     327,008,101          100,008
                                                                                                    ------------------------------
            End of period* ......................................................................   $ 255,853,030    $ 327,008,101
                                                                                                    ==============================
               * Undistributed investment income--net ...........................................   $     547,285    $     205,187
                                                                                                    ==============================

+     Commencement of operations.

      See Notes to Financial Statements.


       SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.    DECEMBER 31, 2006     13

Financial Highlights

                                                                                         For the Period
                                                                           For the          July 29,
                                                                          Year Ended        2005+ to
The following per share data and ratios have been derived                 December 31,     December 31,
from information provided in the financial statements.                       2006             2005
=======================================================================================================
Per Share Operating Performance
-------------------------------------------------------------------------------------------------------
            Net asset value, beginning of period .....................    $    18.16       $    19.10
                                                                          -----------------------------
            Investment income--net*** ................................           .08              .04
            Realized and unrealized gain (loss)--net .................          2.56++           (.12)
                                                                          -----------------------------
            Total from investment operations .........................          2.64             (.08)
                                                                          -----------------------------
            Less dividends and distributions from:
               Investment income--net ................................          (.23)            (.03)
               Realized gain--net ....................................         (1.67)              --
               Tax return of capital .................................          (.10)            (.80)
                                                                          -----------------------------
            Total dividends and distributions ........................         (2.00)            (.83)
                                                                          -----------------------------
            Offering costs resulting from the issuance of Common Stock            --             (.03)
                                                                          -----------------------------
            Net asset value, end of period ...........................    $    18.80       $    18.16
                                                                          =============================
            Market price per share, end of period ....................    $    19.49       $    16.09
                                                                          =============================
=======================================================================================================
Total Investment Return**
-------------------------------------------------------------------------------------------------------
            Based on net asset value per share .......................         15.40%            (.14%)@
                                                                          =============================
            Based on market price per share ..........................         35.03%          (15.51%)@
                                                                          =============================
=======================================================================================================
Ratios to Average Net Assets
-------------------------------------------------------------------------------------------------------
            Expenses .................................................          1.09%            1.07%*
                                                                          =============================
            Investment income--net ...................................           .41%             .56%*
                                                                          =============================
=======================================================================================================
Supplemental Data
-------------------------------------------------------------------------------------------------------
            Net assets, end of period (in thousands) .................    $  255,853       $  327,008
                                                                          =============================
            Portfolio turnover .......................................         25.50%            2.94%
                                                                          =============================

*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Commencement of operations.
++    Includes repurchase fees, which are less than $.01 per share.
@     Aggregate total investment return.

      See Notes to Financial Statements.


14     SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.    DECEMBER 31, 2006

Notes to Financial Statements

1. Significant Accounting Policies:

Small Cap Premium & Dividend Income Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company with a fixed term of existence of approximately five years. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund's Common Stock shares are listed on the New York Stock Exchange ("NYSE") under the symbol RCC. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Equity securities held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written or purchased are valued at the last sale price in the case of exchange-traded options. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the investment adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates generally will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Fund's Board of Directors.

(b) Derivative financial instruments -- The Fund will engage in various portfolio investment strategies both to enhance its returns or as a proxy for a direct investment in securities underlying the Fund's index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract.

o Options -- The Fund purchases and writes call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an


       SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.    DECEMBER 31, 2006     15
      option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Portions of the distributions paid by the Fund during the year ended December 31, 2006 and for the period July 29, 2005 to December 31, 2005, were characterized as tax returns of capital.

(f) Offering expenses -- Direct expenses relating to the public offering of the Fund's Common Stock were charged to capital at the time of issuance of the shares.

(g) Recent accounting pronouncements -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

(h) Reclassification -- U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $2,402,737 has been reclassified between paid-in capital in excess of par and accumulated distributions in excess of net investment income as a result of a permanent difference attributable to distributions paid in excess of taxable income and non-deductible expenses. This reclassification has no effect on net assets or net asset values per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ Investment Advisors LLC ("IQ"), an indirect subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."). IQ is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund will pay a monthly fee at an annual rate equal to .90% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes. In addition, IQ has entered into a Subadvisory Agreement with BlackRock Investment Management, LLC (the "Subadviser"), an indirect, wholly owned subsidiary of BlackRock, Inc. ("BlackRock"), pursuant to


16     SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.    DECEMBER 31, 2006

Notes to Financial Statements (concluded)

which the Subadviser provides certain investment advisory services to IQ with respect to the Fund. For such services, IQ will pay the Subadviser a monthly fee at an annual rate of .39% of the average daily value of the Fund's net assets plus borrowings for investment purposes. There is no increase in the aggregate fees paid by the Fund for these services. Prior to September 29, 2006, IQ had a Subadvisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM").

On September 29, 2006, BlackRock and ML & Co. combined ML & Co.'s investment management business, MLIM and its affiliates, with BlackRock to create a new independent company. ML & Co. owns to a 49.8% economic interest and up to a 45% voting interest in the combined company, and The PNC Financial Services Group, Inc., has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members. IQ remains an indirect subsidiary of ML & Co.

Effective October 2, 2006, IQ has entered into an Administration Agreement with Princeton Administrators, LLC (the "Administrator"). The Administration Agreement provides that IQ will pay the Administrator a fee from its investment advisory fee at an annual rate equal to .12% of the Fund's average daily net assets for the performance of administrative and other services necessary for the operation of the Fund. There is no increase in the aggregate fees paid by the Fund for these services. The Administrator is an indirect subsidiary of BlackRock.

Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of IQ, received $3,438 in commissions on the execution of portfolio security transactions for the Fund for the year ended December 31, 2006.

Certain officers of the Fund are officers of IQ and/or ML & Co. Effective September 29, 2006, certain officers of the Fund are officers of BlackRock or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2006 were $70,353,860 and $166,919,189, respectively.

Transactions in options written for the year ended December 31, 2006 were as follows:

-------------------------------------------------------------------------------
                                                      Number of      Premiums
                                                      Contracts      Received
-------------------------------------------------------------------------------
Outstanding call options written,
  beginning of year ..........................           2,500     $  2,770,500
Options written ..............................          34,577       46,753,993
Options expired ..............................          (5,347)      (7,348,042)
Options closed ...............................         (30,080)     (39,754,101)
                                                  -----------------------------
Outstanding call options written,
  end of year ................................           1,650     $  2,422,350
                                                  =============================

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of stock, all of which are initially classified as Common Stock, par value $.001. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of Common Stock without approval of the holders of Common Stock.

Shares issued and outstanding during the year ended December 31, 2006 increased by 107,871 as a result of dividend reinvestment and decreased by 4,501,309 as a result of a repurchase offer and during the period July 29, 2005 to December 31, 2005 increased by 18,000,000 from shares sold.

The Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals. The shares tendered in the repurchase offer will be subject to a repurchase fee retained by the Fund to compensate the Fund for expenses directly related to the repurchase offer.

5. Distributions to Shareholders:

The tax character of distributions paid during the year ended December 31, 2006 and the period July 29, 2005 to December 31, 2005 was as follows:

--------------------------------------------------------------------------------
                                                                   7/29/2005+ to
                                                      12/31/2006     12/31/2005
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ................................   $24,149,954    $   583,430
  Long-term capital gain .........................     5,729,370             --
  Tax return of capital ..........................     1,629,839     14,360,916
                                                     --------------------------
Total taxable distributions ......................   $31,509,163    $14,944,346
                                                     ==========================
+     Commencement of operations.

As of December 31, 2006, the components of accumulated earnings on a tax basis were as follows:

-------------------------------------------------------------------------------
Undistributed ordinary income--net ..............................    $       --
Undistributed long-term capital gains--net ......................            --
                                                                     ----------
Total undistributed earnings--net ...............................            --
Capital loss carryforward .......................................            --
Unrealized gains--net ...........................................     6,524,649*
                                                                     ----------
Total accumulated earnings--net .................................    $6,524,649
                                                                     ==========
* The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the realization for tax purposes of unrealized gains on certain financial futures contracts, the realization for tax purposes of unrealized gains on certain securities that are part of a straddle and other book/tax temporary differences.


       SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.    DECEMBER 31, 2006     17

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Small Cap Premium & Dividend Income Fund Inc.:

We have audited the accompanying statement of assets, liabilities and capital, including the summary schedule of investments, of Small Cap Premium & Dividend Income Fund Inc. as of December 31, 2006, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period July 29, 2005 (commencement of operations) through December 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Small Cap Premium & Dividend Income Fund Inc. as of December 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for the period July 29, 2005 through December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, NJ
February 22, 2007

Fund Certification (unaudited)

In May 2006, the Fund filed its Chief Executive Officer Certification for the prior year with the New York Stock Exchange pursuant to Section 303A.12(a) of the New York Stock Exchange Corporate Governance Listing Standards.

The Fund's Chief Executive Officer and Chief Financial Officer Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 were filed with the Fund's Form N-CSR and are available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Important Tax Information (unaudited)

The following information is provided with respect to the taxable ordinary income portion of the distributions paid by the Small Cap Premium & Dividend Income Fund Inc. to shareholders of record on June 22, 2006 and December 19, 2006:

---------------------------------------------------------------------------------------------------
Qualified Dividend Income for Individuals .............................................     2.06%*
Dividends Qualifying for the Dividends Received Deduction for Corporations ............     2.06%*
Interest-Related Dividends for Non-U.S. Residents .....................................     4.51%**
Short-Term Capital Gain Dividends for Non-U.S. Residents ..............................    86.38%**
---------------------------------------------------------------------------------------------------

* The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.
** Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Additionally, the Fund distributed long-term capital gains of $.1819 per share to shareholders of record on June 22, 2006 and December 19, 2006.


18     SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.    DECEMBER 31, 2006

Automatic Dividend Reinvestment Plan

How the Plan Works -- The Fund offers a Dividend Reinvestment Plan (the "Plan") under which income and capital gains dividends paid by the Fund are automatically reinvested in additional shares of Common Stock of the Fund. The Plan is administered on behalf of the shareholders by The Bank of New York (the "Plan Agent"). Under the Plan, whenever the Fund declares a dividend, participants in the Plan will receive the equivalent in shares of Common Stock of the Fund. The Plan Agent will acquire the shares for the participant's account either (i) through receipt of additional unissued but authorized shares of the Fund ("newly issued shares") or (ii) by purchase of outstanding shares of Common Stock on the open market on the New York Stock Exchange or elsewhere. If, on the dividend payment date, the Fund's net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions (a condition often referred to as a "market premium"), the Plan Agent will invest the dividend amount in newly issued shares. If the Fund's net asset value per share is greater than the market price per share (a condition often referred to as a "market discount"), the Plan Agent will invest the dividend amount by purchasing on the open market additional shares. If the Plan Agent is unable to invest the full dividend amount in open market purchases, or if the market discount shifts to a market premium during the purchase period, the Plan Agent will invest any uninvested portion in newly issued shares. The shares acquired are credited to each shareholder's account. The amount credited is determined by dividing the dollar amount of the dividend by either (i) when the shares are newly issued, the net asset value per share on the date the shares are issued or
(ii) when shares are purchased in the open market, the average purchase price per share.

Participation in the Plan -- Participation in the Plan is automatic, that is, a shareholder is automatically enrolled in the Plan when he or she purchases shares of Common Stock of the Fund unless the shareholder specifically elects not to participate in the Plan. Shareholders who elect not to participate will receive all dividend distributions in cash. Shareholders who do not wish to participate in the Plan, must advise the Plan Agent in writing (at the address set forth below) that they elect not to participate in the Plan. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by writing to the Plan Agent.

Benefits of the Plan -- The Plan provides an easy, convenient way for shareholders to make additional, regular investments in the Fund. The Plan promotes a long-term strategy of investing at a lower cost. All shares acquired pursuant to the Plan receive voting rights. In addition, if the market price plus commissions of the Fund's shares is above the net asset value, participants in the Plan will receive shares of the Fund for less than they could otherwise purchase them and with a cash value greater than the value of any cash distribution they would have received. However, there may not be enough shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem shares, the price on resale may be more or less than the net asset value.

Plan Fees -- There are no enrollment fees or brokerage fees for participating in the Plan. The Plan Agent's service fees for handling the reinvestment of distributions are paid for by the Fund. However, brokerage commissions may be incurred when the Fund purchases shares on the open market and shareholders will pay a pro rata share of any such commissions.

Tax Implications -- The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. Therefore, income and capital gains may still be realized even though shareholders do not receive cash. Participation in the Plan generally will not affect the tax-exempt status of exempt interest dividends paid by the Fund. If, when the Fund's shares are trading at a market premium, the Fund issues shares pursuant to the Plan that have a greater fair market value than the amount of cash reinvested, it is possible that all or a portion of the discount from the market value (which may not exceed 5% of the fair market value of the Fund's shares) could be viewed as a taxable distribution. If the discount is viewed as a taxable distribution, it is also possible that the taxable character of this discount would be allocable to all the shareholders, including shareholders who do not participate in the Plan. Thus, shareholders who do not participate in the Plan might be required to report as ordinary income a portion of their distributions equal to their allocable share of the discount.

Contact Information -- All correspondence concerning the Plan, including any questions about the Plan, should be directed to the Plan Agent at The Bank of New York, Church Street Station, P.O. Box 11258, New York, NY 10286-1258,
Telephone: 800-432-8224.


       SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.    DECEMBER 31, 2006     19

Officers and Directors

                                                                                                       Number of IQ
                                                                                                       Advisors-
                                                                                                       Affiliate
                                                                                                       Advised Funds   Other Public
                           Position(s)  Length of                                                      and Portfolios  Directorships
                           Held with    Time                                                           Overseen        Held by
Name        Address & Age  Fund         Served** Principal Occupation(s) During Past 5 Years           By Director     Director
====================================================================================================================================
Non-Interested Directors*
------------------------------------------------------------------------------------------------------------------------------------
Alan R.     P.O. Box 9095  Director &   2005 to  Vice-Chairman, Kissinger Associates, Inc., a                7         Hasbro, Inc.;
Batkin      Princeton, NJ  Chairman of  present  consulting firm, since 1990.                                          Overseas
            08543-9095     the Board                                                                                   Shipholding
            Age: 62                                                                                                    Group, Inc.;
                                                                                                                       Cantel
                                                                                                                       Medical
                                                                                                                       Corp.; and
                                                                                                                       Diamond
                                                                                                                       Offshore
                                                                                                                       Drilling,
                                                                                                                       Inc.
------------------------------------------------------------------------------------------------------------------------------------
Paul        P.O. Box 9095  Director &   2005 to  Professor, Columbia University Business School              7         None
Glasserman  Princeton, NJ  Chairman of  present  since 1991; Senior Vice Dean since July 2004.
            08543-9095     the Audit
            Age: 44        Committee
------------------------------------------------------------------------------------------------------------------------------------
Steven W.   P.O. Box 9095  Director     2005 to  Retired since August 2002; Managing Director,               7         Ametek, Inc.
Kohlhagen   Princeton, NJ               present  Wachovia National Bank and its predecessors
            08543-9095                           (1992 - 2002).
            Age: 59
------------------------------------------------------------------------------------------------------------------------------------
William J.  P.O. Box 9095  Director &   2005 to  Retired since November 2004; Chairman and                   7         None
Rainer      Princeton, NJ  Chairman of  present  Chief Executive Officer, OneChicago, LLC, a
            08543-9095     Nominating            designated contract market (2001 to November
            Age: 60        and                   2004); Chairman, U.S. Commodity Futures
                           Corporate             Trading Commission (1999 - 2001).
                           Governance
                           Committee
            ------------------------------------------------------------------------------------------------------------------------
            *     Each of the Non-Interested Directors is a member of the Audit Committee and the Nominating and Corporate
                  Governance Committee.
            **    Each Director will serve for a term of one year and until his successor is elected and qualifies, or his earlier death, resignation or removal as provided in the Fund's Bylaws, charter or by statute.


20     SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.    DECEMBER 31, 2006

Officers and Directors (concluded)

                           Position(s)  Length of
                           Held with    Time
Name        Address & Age  Fund         Served   Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers*
------------------------------------------------------------------------------------------------------------------------------------
Mitchell    P.O. Box 9011  President    2005 to  IQ Investment Advisors LLC, President since April 2004; MLPF&S, Managing Director,
M. Cox      Princeton, NJ               present  Head of Global Private Client Market Investments & Origination since 2003; MLPF&S,
            08543-9011                           Managing Director, Head of Structured Products Origination and Sales (2001 - 2003);
            Age: 41                              MLPF&S, Director, Head of Structured Products Origination (1997 - 2001).
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         2005 to  IQ Investment Advisors LLC, Treasurer and Secretary since December 2004; Managing
Burke       Princeton, NJ  President,   present  Director of BlackRock, Inc. since 2006; Managing Director of Merrill Lynch
            08543-9011     Treasurer             Investment Managers, L.P. ("MLIM") and Fund Asset Management, L.P. ("FAM") (2006);
            Age: 46        and                   First Vice President of MLIM and FAM (1997 - 2005) and Treasurer thereof (1999 -
                           Secretary             2006); Vice President of MLIM and FAM (1990 - 1997).
------------------------------------------------------------------------------------------------------------------------------------
Martin G.   P.O. Box 9011  Chief Legal  2006 to  IQ Investment Advisors LLC, Chief Legal Officer since June 2006; Merrill Lynch &
Byrne       Princeton, NJ  Officer      present  Co., Inc., Office of General Counsel, Managing Director since 2006, First Vice
            08543-9011                           President (2002 to 2006); Director (2000 to 2002).
            Age: 44
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O. Box 9011  Fund Chief   2005 to  IQ Investment Advisors LLC, Fund Chief Compliance Officer since 2004; Managing
Hiller      Princeton, NJ  Compliance   present  Director of BlackRock, Inc. and Fund Chief Compliance Officer since 2006; Chief
            08543-9011     Officer               Compliance Officer of the MLIM/FAM-advised funds and First Vice President and Chief
            Age: 55                              Compliance Officer of MLIM (Americas Region) (2004 - 2006); Global Director of
                                                 Compliance at Morgan Stanley Investment Management (2000 - 2004); Managing Director
                                                 and Global Director of Compliance at Citigroup Asset Management (2000 - 2002);
                                                 Chief Compliance Officer at Soros Fund Management in 2000; Chief Compliance Officer
                                                 at Prudential Financial (1995 - 2000); Senior Counsel in the Securities and
                                                 Exchange Commission's Division of Enforcement in Washington, D.C. (1990 - 1995).
------------------------------------------------------------------------------------------------------------------------------------
Justin C.   P.O. Box 9011  Vice         2005 to  IQ Investment Advisors LLC, Vice President since 2005; MLPF&S, Director, Global
Ferri       Princeton, NJ  President    present  Private Client Market Investments & Origination since 2006; MLPF&S, Vice President,
            08543-9011                           Global Private Client Market Investments & Origination in 2005; MLPF&S, Vice
            Age: 31                              President, Head of Global Private Client Rampart Equity Derivatives (2004 - 2005);
                                                 MLPF&S, Vice President, Co-Head Global Private Client Domestic Analytic Development
                                                 (2002 - 2004); mPower Advisors LLC, Vice President, Quantitative Development (1999
                                                 - 2002).
------------------------------------------------------------------------------------------------------------------------------------
Jay M.      P.O. Box 9011  Vice         2005 to  IQ Investment Advisors LLC, Vice President since 2005; BlackRock, Inc., Director
Fife        Princeton, NJ  President    present  since 2006; MLIM, Director (2000 - 2006); MLPF&S, Director (2000) and Vice
            08543-9011                           President (1997 - 2000).
            Age: 36
------------------------------------------------------------------------------------------------------------------------------------
Colleen R.  P.O. Box 9011  Vice         2005 to  IQ Investment Advisors LLC, Vice President since 2005; MLPF&S, Director, Global
Rusch       Princeton, NJ  President    present  Private Client Market Investments & Origination since July 2005; MLIM, Director
            08543-9011                           from January 2005 to July 2005; Vice President of MLIM (1998 - 2004).
            Age: 39
            ------------------------------------------------------------------------------------------------------------------------
            *     Officers of the Fund serve at the pleasure of the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

The Bank of New York
101 Barclay Street -- 11 East
New York, NY 10286

NYSE Symbol

RCC


       SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.    DECEMBER 31, 2006     21

Clarification of Fund Distribution Policy

At a meeting held on March 7, 2006, the Board of Directors of the Fund approved certain changes to the Fund's distribution policy. The intent of the change was to clarify and standardize the Fund's distribution policy with the distribution policies of other registered funds advised by IQ Investment Advisors LLC that operate in a similar manner. The revised statement of the Fund's distribution policy is intended to clarify that the Fund attempts to maintain a relatively stable level of monthly distributions and that the Fund may pay out less than all of its net investment income or pay out undistributed income or return capital in addition to current month net investment income. The revised policy does not reflect any intention on the part of the Fund or IQ Investment Advisors LLC to manage the Fund in a different manner or to change the current distribution payment policy of the Fund. The Fund's original statement of its distribution policy and the revised statement of the policy are both reproduced below.

Former Distribution Policy

The Fund intends to distribute to its stockholders any investment income earned by the Fund on a monthly basis. It is anticipated that the premiums earned from writing the Options and any dividends received from the Stocks will be the Fund's main source of investment income. The Fund expects to declare its first distribution approximately 45 days following the Fund's commencement of investment operations. The Fund expects to pay this initial distribution approximately 60 days following the Fund's commencement of investment operations. In addition, the Fund will distribute its realized capital gains, if any, at least annually. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its stockholders because it may result in a return of capital to stockholders, which would reduce the Fund's net asset value and, over time, potentially increase the Fund's expense ratio. This dividend policy may be modified by the Board of Directors from time to time.

Revised Distribution Policy

The Fund intends to make distributions on a monthly basis. The Fund will distribute net realized capital gains, if any, at least annually. Currently, in order to maintain a relatively stable level of monthly distributions, the Fund may pay out less than all of its net investment income or pay out undistributed income or return capital in addition to current month net investment income. It is anticipated that the premiums earned from writing the Options and any dividends received from the Stocks will be the Fund's main source of distributions. The distributions for any full or partial year might not be made in equal amounts, and one distribution may be larger than the other. The Fund will make a monthly distribution only if authorized by the Fund's Board of Directors and declared by the Fund out of assets legally available for these distributions. The Fund also may pay a special distribution at the end of each calendar year, if necessary, to comply with U.S. federal income tax requirements. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its stockholders because it may result in a return of capital to stockholders, which would reduce the Fund's net asset value and, over time, potentially increase the Fund's expense ratio.


22     SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.    DECEMBER 31, 2006

Fundamental Periodic Repurchase Policy

The Board of Directors approved a fundamental policy whereby the Fund would adopt an "interval fund" structure pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the "1940 Act"). As an interval fund, the Fund will make annual repurchase offers at net asset value (less repurchase fee not to exceed 2%) to all Fund shareholders. The percentage of outstanding shares that the Fund can repurchase in each offer will be established by the Fund's Board of Directors shortly before the commencement of each offer, and will be between 5% and 25% of the Fund's then outstanding shares.

The Fund has adopted the following fundamental policy regarding periodic repurchases:

a) The Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals pursuant to Rule 23c-3 under the 1940 Act ("Offers"). The Board of Directors may place such conditions and limitations on an Offer, as may be permitted under Rule 23c-3.

b) The repurchase request deadline for each Offer, by which the Fund must receive repurchase requests submitted by shareholders in response to the most recent Offer, will be on approximately the anniversary of the prior year's repurchase request deadline; and will be the fourteenth day prior to such exercise date; provided, that in the event that such day is not a business day, the repurchase request deadline will be the business day subsequent to the fourteenth day prior to the exercise date of the call spreads and written call options (the "Repurchase Request Deadline").

c) The maximum number of days between a Repurchase Request Deadline and the next repurchase pricing date will be fourteen days; provided that if the fourteenth day after a Repurchase Request Deadline is not a business day, the repurchase pricing date shall be the next business day (the "Repurchase Pricing Date").

d) Offers may be suspended or postponed under certain circumstances, as provided for in Rule 23c-3.

Under the terms of the Offer for the most recent annual period, the Fund offered to purchase up to 4,501,309 shares from shareholders at an amount per share equal to the Fund's net asset value per share calculated as of the close of business of the New York Stock Exchange on July 21, 2006, ten business days after Friday, July 7, 2006, the Repurchase Request Deadline. As of July 21, 2006, 4,501,309 shares, or 25% of the Fund's outstanding shares, were purchased by the Fund at $17.25 per share (subject to a repurchase fee of $.01 per share); the Fund's net asset value per share was determined as of 4:00 p.m. EST Friday, July 7, 2006.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions.

When you visit this site, you will obtain a personal identification number
(PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.


       SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.    DECEMBER 31, 2006     23

[LOGO] IQ
       INVESTMENT
       ADVISORS                                                www.IQIAFunds.com

Small Cap Premium & Dividend Income Fund Inc. seeks to provide stockholders with a high level of income, with a secondary goal of capital appreciation.

This report, including the financial information herein, is transmitted to shareholders of Small Cap Premium & Dividend Income Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp; or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Small Cap Premium & Dividend Income Fund Inc.
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                 #IQRCC -- 12/06

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-877-449-4742.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Alan R. Batkin and (2) Steven W. Kohlhagen.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees -         Fiscal Year Ending December 31, 2006 - $33,000
                                  Fiscal Year Ending December 31, 2005 - $30,000

         The nature of the services include fees for professional services rendered in connection with seed audits.

         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2006 - $0
                                  Fiscal Year Ending December 31, 2005 - $8,400

         The nature of the services include fees for professional services rendered in connection with issuance of the letters to the underwriters in connection with the seed audits.

         (c) Tax Fees -           Fiscal Year Ending December 31, 2006 - $19,000
                                  Fiscal Year Ending December 31, 2005 - $6,500

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending December 31, 2006 - $0
                                  Fiscal Year Ending December 31, 2005 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending December 31, 2006 - $1,961,000
             Fiscal Year Ending December 31, 2005 - $5,034,771

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $1,110,000, 0%

Item 5 - Audit Committee of Listed Registrants - The following individuals are members of the registrant's separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)):

         Alan R. Batkin
         Steven W. Kohlhagen
         Paul Glasserman
         William J. Rainer

Item 6 - Schedule of Investments - Attached hereto

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.6%            8,400   24/7 Real Media, Inc. (a)                                               $     76,020
                                       5,600   Advo, Inc.                                                                   182,560
                                      13,400   aQuantive, Inc. (a)                                                          330,444
                                       8,100   Catalina Marketing Corp.                                                     222,750
                                       5,100   inVentiv Health, Inc. (a)                                                    180,285
                                       4,000   Marchex, Inc. Class B                                                         53,520
                                       8,400   Valassis Communications, Inc. (a)                                            121,800
                                      16,630   ValueClick, Inc. (a)                                                         392,967
                                                                                                                       ------------
                                                                                                                          1,560,346
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.6%                       2,200   Argon ST, Inc. (a)                                                            47,388
                                       7,700   Curtiss-Wright Corp.                                                         285,516
                                       3,600   Heico Corp.                                                                  139,788
                                       3,300   K&F Industries Holdings, Inc. (a)                                             74,943
                                       2,500   Ladish Co., Inc. (a)                                                          92,700
                                       1,800   MTC Technologies, Inc. (a)                                                    42,390
                                       6,500   Moog, Inc. Class A (a)                                                       248,235
                                       9,700   Orbital Sciences Corp. (a)                                                   178,868
                                       6,000   Teledyne Technologies, Inc. (a)                                              240,780
                                       1,600   TransDigm Group, Inc. (a)                                                     42,416
                                       1,700   United Industrial Corp.                                                       86,275
                                                                                                                       ------------
                                                                                                                          1,479,299
-----------------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing                     700   Alico, Inc.                                                                   35,441
& Ranching - 0.2%                      2,200   The Andersons, Inc.                                                           93,258
                                       6,200   Delta & Pine Land Co.                                                        250,790
                                                                                                                       ------------
                                                                                                                            379,489
-----------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.9%                   6,400   AAR Corp. (a)                                                                186,816
                                      10,100   ABX Air, Inc. (a)                                                             69,993
                                      15,900   AirTran Holdings, Inc. (a)                                                   186,666
                                       7,000   Alaska Air Group, Inc. (a)                                                   276,500
                                       3,500   Atlas Air Worldwide Holdings, Inc. (a)                                       155,750
                                       4,100   Bristow Group, Inc. (a)                                                      147,969
                                       5,500   EGL, Inc. (a)                                                                163,790
                                       8,600   ExpressJet Holdings, Inc. (a)                                                 69,660
                                       6,300   Frontier Airlines Holdings, Inc. (a)                                          46,620
                                      30,500   JetBlue Airways Corp. (a)                                                    433,100
                                       6,300   Mesa Air Group, Inc. (a)                                                      53,991
                                       2,400   PHI, Inc. (a)                                                                 78,552
                                       5,700   Republic Airways Holdings, Inc. (a)                                           95,646
                                      11,200   Skywest, Inc.                                                                285,712
                                                                                                                       ------------
                                                                                                                          2,250,765
-----------------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.1%                        4,100   Century Aluminum Co. (a)                                                     183,065
-----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market - 0.1%        3,800   Aftermarket Technology Corp. (a)                                              80,864
                                       3,700   Commercial Vehicle Group, Inc. (a)                                            80,660
                                       2,800   Keystone Automotive Industries, Inc. (a)                                      95,172
                                       4,000   Superior Industries International, Inc.                                       77,080
                                                                                                                       ------------
                                                                                                                            333,776
-----------------------------------------------------------------------------------------------------------------------------------
Auto Parts:                            9,100   American Axle & Manufacturing Holdings, Inc.                                 172,809
Original Equipment - 0.5%             12,400   ArvinMeritor, Inc.                                                           226,052
                                       1,950   Fuel Systems Solutions, Inc. (a)                                              43,056
                                      11,800   Lear Corp.                                                                   348,454
                                       2,750   Noble International Ltd.                                                      55,138

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       7,500   Quantum Fuel Systems Technologies Worldwide, Inc. (a)                   $     12,000
                                       1,300   Sauer-Danfoss, Inc.                                                           41,925
                                       7,900   Tenneco, Inc. (a)                                                            195,288
                                      22,400   Visteon Corp. (a)                                                            189,952
                                                                                                                       ------------
                                                                                                                          1,284,674
-----------------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts - 0.3%            3,300   Accuride Corp. (a)                                                            37,158
                                       1,500   Miller Industries, Inc. (a)                                                   36,000
                                       5,900   Modine Manufacturing Co.                                                     147,677
                                      10,900   Navistar International Corp. (a)                                             364,387
                                       5,500   Wabash National Corp.                                                         83,050
                                                                                                                       ------------
                                                                                                                            668,272
-----------------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.1%            5,100   Signature Bank (a)                                                           157,998
-----------------------------------------------------------------------------------------------------------------------------------
Banks: Outside                         2,200   1st Source Corp.                                                              70,686
New York City - 6.8%                   2,600   Alabama National Bancorp                                                     178,698
                                       3,800   Amcore Financial, Inc.                                                       124,146
                                       2,900   AmericanWest Bancorp                                                          70,238
                                       2,900   Ameris Bancorp                                                                81,722
                                       1,591   Arrow Financial Corp.                                                         39,409
                                       1,100   BancTrust Financial Group, Inc.                                               28,072
                                       1,200   Bancfirst Corp.                                                               64,800
                                       2,000   The Bancorp, Inc. (a)                                                         59,200
                                       3,875   Bank of Granite Corp.                                                         73,509
                                       2,100   Bank of the Ozarks, Inc.                                                      69,426
                                       4,300   BankFinancial Corp.                                                           76,583
                                       2,100   Banner Corp.                                                                  93,114
                                       6,200   Boston Private Financial Holdings, Inc.                                      174,902
                                      10,675   CVB Financial Corp.                                                          154,360
                                       2,700   Cadence Financial Corp.                                                       58,509
                                       1,100   Camden National Corp.                                                         50,732
                                       2,200   Capital City Bank Group, Inc.                                                 77,660
                                       2,100   Capital Corp. of the West                                                     67,389
                                       2,400   Capitol Bancorp Ltd.                                                         110,880
                                       5,800   Cardinal Financial Corp.                                                      59,450
                                       5,000   Cascade Bancorp                                                              154,550
                                       9,000   Cathay General Bancorp                                                       310,590
                                      10,400   Centennial Bank Holdings, Inc. (a)                                            98,384
                                       2,100   Center Financial Corp.                                                        50,337
                                         800   Centerstate Banks of Florida, Inc.                                            16,720
                                       5,300   Central Pacific Financial Corp.                                              205,428
                                       4,400   Chemical Financial Corp.                                                     146,520
                                       8,200   Chittenden Corp.                                                             251,658
                                       7,500   Citizens Banking Corp.                                                       198,750
                                       3,100   City Holding Co.                                                             126,759
                                       2,100   CityBank                                                                      74,865
                                         500   Clifton Savings Bancorp, Inc.                                                  6,095
                                       2,600   CoBiz, Inc.                                                                   57,304
                                       1,200   Columbia Bancorp                                                              31,740
                                       2,800   Columbia Banking System, Inc.                                                 98,336
                                       1,100   Community Bancorp (a)                                                         33,209
                                       5,200   Community Bank System, Inc.                                                  119,600
                                       4,230   Community Banks, Inc.                                                        117,425

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       2,600   Community Trust Bancorp, Inc.                                           $    107,978
                                       6,900   Corus Bankshares, Inc.                                                       159,183
                                      15,700   Doral Financial Corp.                                                         45,059
                                       2,000   Enterprise Financial Services Corp.                                           65,160
                                         900   FNB Corp.                                                                     37,395
                                         700   Farmers Capital Bank Corp.                                                    23,772
                                      12,300   First BanCorp                                                                117,219
                                       1,400   First Bancorp                                                                 30,576
                                       2,200   First Busey Corp.                                                             50,710
                                       5,500   First Charter Corp.                                                          135,300
                                      12,400   First Commonwealth Financial Corp.                                           166,532
                                       4,429   First Community Bancorp, Inc.                                                231,504
                                       2,200   First Community Bancshares, Inc.                                              87,032
                                       5,900   First Financial Bancorp                                                       97,999
                                       3,600   First Financial Bankshares, Inc.                                             150,696
                                       3,100   First Financial Corp.                                                        109,895
                                       3,200   First Merchants Corp.                                                         87,008
                                       8,800   First Midwest Bancorp, Inc.                                                  340,384
                                       2,100   First Regional Bancorp (a)                                                    71,589
                                       1,950   First South Bancorp, Inc.                                                     62,185
                                       3,100   First State Bancorp.                                                          76,725
                                      14,000   FirstMerit Corp.                                                             337,960
                                       4,100   Franklin Bank Corp. (a)                                                       84,214
                                       7,050   Frontier Financial Corp.                                                     206,071
                                       1,800   GB&T Bancshares, Inc.                                                         39,906
                                       8,550   Glacier Bancorp, Inc.                                                        208,962
                                       8,800   Greater Bay Bancorp                                                          231,704
                                       1,500   Greene County Bancshares, Inc.                                                59,595
                                       4,700   Hancock Holding Co.                                                          248,348
                                       7,100   Hanmi Financial Corp.                                                        159,963
                                       5,103   Harleysville National Corp.                                                   98,539
                                       2,300   Heartland Financial USA, Inc.                                                 66,355
                                       2,800   Heritage Commerce Corp.                                                       74,592
                                       6,605   Independent Bank Corp.                                                       194,964
                                       3,100   Integra Bank Corp.                                                            85,312
                                       3,100   Interchange Financial Services Corp.                                          71,269
                                       8,206   International Bancshares Corp.                                               253,647
                                         900   Intervest Bancshares Corp. (a)                                                30,969
                                       9,300   Investors Bancorp, Inc. (a)                                                  146,289
                                       3,600   Irwin Financial Corp.                                                         81,468
                                       2,730   Lakeland Bancorp, Inc.                                                        40,677
                                       2,700   Lakeland Financial Corp.                                                      68,931
                                       4,177   MB Financial, Inc.                                                           157,097
                                       2,200   MBT Financial Corp.                                                           33,704
                                       2,455   Macatawa Bank Corp.                                                           52,193
                                       3,780   MainSource Financial Group, Inc.                                              64,033
                                       1,430   Mercantile Bank Corp.                                                         53,911
                                         300   MetroCorp Bancshares, Inc.                                                     6,312
                                       3,900   Mid-State Bancshares                                                         141,921
                                       2,900   Midwest Banc Holdings, Inc.                                                   68,875

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       6,000   NBT Bancorp, Inc.                                                       $    153,060
                                       3,700   Nara Bancorp, Inc.                                                            77,404
                                       8,420   National Penn Bancshares, Inc.                                               170,505
                                         945   Northern Empire Bancshares (a)                                                27,915
                                      11,800   Old National Bancorp                                                         223,256
                                       2,400   Old Second Bancorp, Inc.                                                      70,320
                                       2,200   Omega Financial Corp.                                                         70,224
                                       3,700   Oriental Financial Group                                                      47,915
                                       8,200   Pacific Capital Bancorp                                                      275,356
                                       2,100   Park National Corp.                                                          207,900
                                       2,500   Peoples Bancorp, Inc.                                                         74,250
                                       2,700   Pinnacle Financial Partners, Inc. (a)                                         89,586
                                       3,600   Piper Jaffray Cos. (a)                                                       234,540
                                       2,100   Placer Sierra Bancshares                                                      49,917
                                         700   Preferred Bank                                                                42,063
                                       3,455   Premierwest Bancorp                                                           54,935
                                       3,100   PrivateBancorp, Inc.                                                         129,053
                                       4,500   Prosperity Bancshares, Inc.                                                  155,295
                                       5,800   Provident Bankshares Corp.                                                   206,480
                                       4,900   R-G Financial Corp. Class B                                                   37,485
                                       2,550   Renasant Corp.                                                                78,107
                                      14,770   Republic Bancorp, Inc.                                                       198,804
                                       1,820   Republic Bancorp, Inc. Class A                                                45,664
                                       4,600   S&T Bancorp, Inc.                                                            159,482
                                       1,200   SCBT Financial Corp.                                                          50,076
                                       6,200   SVB Financial Group (a)                                                      289,044
                                       1,785   SY Bancorp, Inc.                                                              49,980
                                       2,600   Sandy Spring Bancorp, Inc.                                                    99,268
                                         200   Santander BanCorp                                                              3,570
                                       2,300   Seacoast Banking Corp. of Florida                                             57,040
                                       2,100   Security Bank Corp.                                                           47,922
                                       1,000   Shore Bancshares, Inc.                                                        30,110
                                         400   Sierra Bancorp                                                                11,736
                                       3,100   Simmons First National Corp. Class A                                          97,805
                                         800   Smithtown Bancorp, Inc.                                                       21,696
                                       2,745   Southside Bancshares, Inc.                                                    70,629
                                       2,500   Southwest Bancorp, Inc.                                                       69,650
                                       1,800   State National Bancshares, Inc.                                               69,282
                                      12,000   Sterling Bancshares, Inc.                                                    156,240
                                       4,500   Sterling Financial Corp.                                                     106,515
                                       2,500   Suffolk Bancorp                                                               95,325
                                       3,515   Sun Bancorp, Inc. (a)                                                         74,061
                                       4,200   Superior Bancorp (a)                                                          47,628
                                       8,200   Susquehanna Bancshares, Inc.                                                 220,416
                                         700   Taylor Capital Group, Inc.                                                    25,627
                                       4,100   Texas Capital Bancshares, Inc. (a)                                            81,508
                                       1,490   Tompkins Trustco, Inc.                                                        67,721
                                       2,700   Trico Bancshares                                                              73,467
                                      13,200   TrustCo Bank Corp. NY                                                        146,784
                                       8,200   Trustmark Corp.                                                              268,222
                                      16,600   UCBH Holdings, Inc.                                                          291,496

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       5,600   UMB Financial Corp.                                                     $    204,456
                                       2,575   USB Holding Co., Inc.                                                         62,058
                                       9,888   Umpqua Holdings Corp.                                                        291,004
                                       3,150   Union Bankshares Corp.                                                        96,359
                                       6,500   United Bankshares, Inc.                                                      251,225
                                       5,900   United Community Banks, Inc.                                                 190,688
                                         500   United Security Bancshares                                                    12,050
                                       2,000   Univest Corp. of Pennsylvania                                                 60,960
                                       2,400   Vineyard National Bancorp                                                     55,248
                                       2,700   Virginia Commerce Bancorp (a)                                                 53,676
                                       2,400   Virginia Financial Group, Inc.                                                67,176
                                       2,800   Washington Trust Bancorp, Inc.                                                78,092
                                       3,900   WesBanco, Inc.                                                               130,767
                                       4,200   West Bancorp., Inc.                                                           74,676
                                       2,600   West Coast Bancorp                                                            90,064
                                       5,500   Westamerica Bancorp.                                                         278,465
                                       2,300   Western Alliance Bancorp (a)                                                  79,971
                                       2,700   Wilshire Bancorp, Inc.                                                        51,219
                                       4,300   Wintrust Financial Corp.                                                     206,486
                                       1,700   Yardville National Bancorp                                                    64,124
                                                                                                                       ------------
                                                                                                                         17,404,535
-----------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries)           1,600   Boston Beer Co., Inc. Class A (a)                                             57,568
- 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.1%             800   Coca-Cola Bottling Co. Consolidated                                           54,744
                                         400   Farmer Bros. Co.                                                               8,540
                                       1,100   Green Mountain Coffee Roasters, Inc. (a)                                      54,153
                                       4,100   Jones Soda Co. (a)                                                            50,430
                                       1,400   National Beverage Corp.                                                       19,642
                                       2,400   Peet's Coffee & Tea, Inc. (a)                                                 62,976
                                                                                                                       ------------
                                                                                                                            250,485
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research                 8,400   ADVENTRX Pharmaceuticals, Inc. (a)                                            24,780
& Production - 2.4%                   11,800   AVI BioPharma, Inc. (a)                                                       37,524
                                       5,700   Acadia Pharmaceuticals, Inc. (a)                                              50,103
                                       1,800   Advanced Magnetics, Inc. (a)                                                 107,496
                                       4,500   Albany Molecular Research, Inc. (a)                                           47,520
                                       5,500   Alexion Pharmaceuticals, Inc. (a)                                            222,145
                                       5,600   Alnylam Pharmaceuticals, Inc. (a)                                            119,840
                                         800   Altus Pharmaceuticals, Inc. (a)                                               15,080
                                       7,700   American Oriental Bioengineering, Inc. (a)                                    89,859
                                      13,500   Applera Corp. - Celera Genomics Group (a)                                    188,865
                                       8,300   Arena Pharmaceuticals, Inc. (a)                                              107,153
                                      10,800   Ariad Pharmaceuticals, Inc. (a)                                               55,512
                                       6,900   Array Biopharma, Inc. (a)                                                     89,148
                                       4,600   Arthrocare Corp. (a)                                                         183,632
                                       8,800   Bioenvision, Inc. (a)                                                         40,832
                                       7,900   Cell Genesys, Inc. (a)                                                        26,781
                                       2,800   Coley Pharmaceutical Group, Inc. (a)                                          27,132
                                       4,100   Combinatorx, Inc. (a)                                                         35,506
                                       4,600   Cotherix, Inc. (a)                                                            62,054
                                       9,500   Cubist Pharmaceuticals, Inc. (a)(c)                                          172,045
                                       5,500   Cypress Bioscience, Inc. (a)                                                  42,515
                                       3,900   Cytokinetics, Inc. (a)                                                        29,172

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       9,600   deCODE genetics, Inc. (a)                                               $     43,488
                                       3,100   Digene Corp. (a)                                                             148,552
                                       5,300   Diversa Corp. (a)                                                             57,664
                                      10,300   Encysive Pharmaceuticals, Inc. (a)                                            43,363
                                       7,600   Enzon Pharmaceuticals, Inc. (a)                                               64,676
                                      14,700   Exelixis, Inc. (a)                                                           132,300
                                       4,500   Genitope Corp. (a)                                                            15,840
                                       1,500   Genomic Health, Inc. (a)                                                      27,900
                                      22,800   Genta, Inc. (a)                                                               10,089
                                      11,500   Geron Corp. (a)                                                              100,970
                                       5,100   Hana Biosciences, Inc. (a)                                                    32,487
                                      23,100   Human Genome Sciences, Inc. (a)                                              287,364
                                      11,500   ICOS Corp. (a)                                                               388,585
                                       4,100   Idenix Pharmaceuticals, Inc. (a)                                              35,629
                                      14,600   Incyte Corp. (a)                                                              85,264
                                       3,300   Integra LifeSciences Holdings Corp. (a)                                      140,547
                                       4,600   InterMune, Inc. (a)                                                          141,450
                                       2,200   Kendle International, Inc. (a)                                                69,190
                                       2,000   Kensey Nash Corp. (a)                                                         63,600
                                       7,600   Keryx Biopharmaceuticals, Inc. (a)                                           101,080
                                      14,300   Lexicon Genetics, Inc. (a)                                                    51,623
                                       3,900   MannKind Corp. (a)                                                            64,311
                                       5,600   Martek Biosciences Corp. (a)                                                 130,704
                                       4,400   Maxygen, Inc. (a)                                                             47,388
                                       3,200   Metabasis Therapeutics, Inc. (a)                                              24,064
                                       3,800   Momenta Pharmaceuticals, Inc. (a)                                             59,774
                                      29,700   Monogram Biosciences, Inc. (a)                                                52,866
                                       6,900   Myriad Genetics, Inc. (a)                                                    215,970
                                       8,000   NPS Pharmaceuticals, Inc. (a)                                                 36,240
                                      10,400   Nabi Biopharmaceuticals (a)                                                   70,512
                                       3,800   Nastech Pharmaceutical Co., Inc. (a)                                          57,494
                                       6,600   Neurocrine Biosciences, Inc. (a)                                              68,772
                                       4,400   Northfield Laboratories, Inc. (a)                                             17,908
                                       9,100   Nuvelo, Inc. (a)                                                              36,400
                                      10,000   OSI Pharmaceuticals, Inc. (a)                                                349,800
                                       3,100   PRA International, Inc. (a)                                                   78,337
                                       8,700   Panacos Pharmaceuticals, Inc. (a)                                             34,887
                                      30,700   Peregrine Pharmaceuticals, Inc. (a)                                           35,305
                                       3,200   PharmaNet Development Group, Inc. (a)                                         70,624
                                       3,900   Progenics Pharmaceuticals, Inc. (a)                                          100,386
                                       4,400   Rigel Pharmaceuticals, Inc. (a)                                               52,228
                                       7,400   Sangamo Biosciences, Inc. (a)                                                 48,840
                                       9,504   Savient Pharmaceuticals, Inc. (a)                                            106,540
                                       6,900   Sirna Therapeutics, Inc. (a)                                                  89,769
                                       3,800   Solexa, Inc. (a)                                                              49,970
                                       4,300   Tanox, Inc. (a)                                                               85,570
                                       9,200   Telik, Inc. (a)                                                               40,756
                                       3,100   Trimeris, Inc. (a)                                                            39,401
                                      11,900   Viropharma, Inc. (a)                                                         174,216
                                       6,600   Zymogenetics, Inc. (a)                                                       102,762
                                                                                                                       ------------
                                                                                                                          6,158,149
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Building Materials - 0.5%              1,500   Ameron International Corp.                                              $    114,555
                                       2,200   BlueLinx Holdings, Inc.                                                       22,880
                                       5,100   Building Material Holding Corp.                                              125,919
                                       3,500   LSI Industries, Inc.                                                          69,475
                                       3,600   NCI Building Systems, Inc. (a)                                               186,300
                                       6,500   Simpson Manufacturing Co., Inc.                                              205,725
                                       4,100   Texas Industries, Inc.                                                       263,343
                                       2,100   Trex Co., Inc. (a)                                                            48,069
                                       4,900   Watsco, Inc.                                                                 231,084
                                       2,500   Zoltek Cos., Inc. (a)                                                         49,175
                                                                                                                       ------------
                                                                                                                          1,316,525
-----------------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.0%                5,900   US Concrete, Inc. (a)                                                         42,008
-----------------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing           1,200   Aaon, Inc.                                                                    31,536
- 0.1%                                 4,800   Interline Brands, Inc. (a)                                                   107,856
                                      13,600   Jacuzzi Brands, Inc. (a)                                                     169,048
                                                                                                                       ------------
                                                                                                                            308,440
-----------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous                2,600   Builders FirstSource, Inc. (a)                                                46,358
- 0.2%                                 7,100   Comfort Systems USA, Inc.                                                     89,744
                                       3,200   Drew Industries, Inc. (a)                                                     83,232
                                       4,000   Goodman Global, Inc. (a)                                                      68,800
                                       5,200   Griffon Corp. (a)                                                            132,600
                                                                                                                       ------------
                                                                                                                            420,734
-----------------------------------------------------------------------------------------------------------------------------------
Building: Roofing                      7,700   Beacon Roofing Supply, Inc. (a)                                              144,914
& Wallboard - 0.1%                     3,600   ElkCorp                                                                      147,924
                                                                                                                       ------------
                                                                                                                            292,838
-----------------------------------------------------------------------------------------------------------------------------------
Cable Television Services             69,100   Charter Communications, Inc. Class A (a)                                     211,446
- 0.1%                                 5,000   Crown Media Holdings, Inc. Class A (a)                                        18,150
                                      13,400   TiVo, Inc. (a)                                                                68,608
                                                                                                                       ------------
                                                                                                                            298,204
-----------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.7%              4,500   Ameristar Casinos, Inc.                                                      138,330
                                       6,700   Aztar Corp. (a)                                                              364,614
                                       9,200   Bally Technologies, Inc. (a)                                                 171,856
                                       3,800   Century Casinos, Inc. (a)                                                     42,408
                                       1,300   Churchill Downs, Inc.                                                         55,562
                                       2,550   Dover Downs Gaming & Entertainment, Inc.                                      34,093
                                       2,700   Isle of Capri Casinos, Inc. (a)                                               71,766
                                       4,000   Lakes Entertainment, Inc. (a)                                                 43,160
                                       4,000   MTR Gaming Group, Inc. (a)                                                    48,880
                                       9,600   Magna Entertainment Corp. Class A (a)                                         43,296
                                       1,600   Monarch Casino & Resort, Inc. (a)                                             38,208
                                       4,800   Multimedia Games, Inc. (a)                                                    46,080
                                       8,400   Pinnacle Entertainment, Inc. (a)                                             278,376
                                       5,900   Progressive Gaming International Corp. (a)                                    53,513
                                       1,700   Riviera Holdings Corp. (a)                                                    41,072
                                       6,100   Shuffle Master, Inc. (a)                                                     159,820
                                       4,900   Trump Entertainment Resorts, Inc. (a)                                         89,376
                                       4,700   WMS Industries, Inc. (a)                                                     163,842
                                                                                                                       ------------
                                                                                                                          1,884,252
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.5%                       3,100   American Vanguard Corp.                                                       49,290
                                       4,200   Arch Chemicals, Inc.                                                         139,902
                                       2,800   Balchem Corp.                                                                 71,904

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       9,700   CF Industries Holdings, Inc.                                            $    248,708
                                       4,200   Cabot Microelectronics Corp. (a)                                             142,548
                                       6,900   Calgon Carbon Corp. (a)                                                       42,780
                                       4,700   Cambrex Corp.                                                                106,784
                                       4,600   China BAK Battery, Inc. (a)                                                   29,992
                                       8,200   EnerSys (a)                                                                  131,200
                                       6,900   Energy Conversion Devices, Inc. (a)                                          234,462
                                       6,000   Georgia Gulf Corp.                                                           115,860
                                      19,900   Hercules, Inc. (a)                                                           384,269
                                       2,800   Innospec, Inc.                                                               130,340
                                       4,900   MacDermid, Inc.                                                              167,090
                                       3,600   Medis Technologies Ltd. (a)                                                   62,748
                                       1,300   NL Industries, Inc.                                                           13,442
                                       3,000   NewMarket Corp.                                                              177,150
                                       2,700   Nuco2, Inc. (a)                                                               66,393
                                       5,100   OM Group, Inc. (a)                                                           230,928
                                       6,700   Omnova Solutions, Inc. (a)                                                    30,686
                                       2,700   Pioneer Cos., Inc. (a)                                                        77,382
                                      16,200   PolyOne Corp. (a)                                                            121,500
                                       6,200   Rockwood Holdings, Inc. (a)                                                  156,612
                                       4,900   Schulman A, Inc.                                                             109,025
                                       5,200   Senomyx, Inc. (a)                                                             67,548
                                       1,100   Stepan Co.                                                                    34,837
                                       5,000   Tronox, Inc. Class A                                                          79,950
                                       2,300   Tronox, Inc. Class B                                                          36,317
                                       8,900   UAP Holding Corp.                                                            224,102
                                      11,900   WR Grace & Co. (a)                                                           235,620
                                                                                                                       ------------
                                                                                                                          3,719,369
-----------------------------------------------------------------------------------------------------------------------------------
Coal - 0.1%                            9,100   Alpha Natural Resources, Inc. (a)                                            129,493
                                      19,800   International Coal Group, Inc. (a)                                           107,910
                                       2,900   James River Coal Co. (a)                                                      26,912
                                         800   Westmoreland Coal Co. (a)                                                     15,736
                                                                                                                       ------------
                                                                                                                            280,051
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Information                 5,300   Arbitron, Inc.                                                               230,232
Services - 0.2%                       81,000   CMGI, Inc. (a)                                                               108,540
                                       5,900   infoUSA, Inc.                                                                 70,269
                                       4,300   LECG Corp. (a)                                                                79,464
                                       4,500   ProQuest Co. (a)                                                              47,025
                                                                                                                       ------------
                                                                                                                            535,530
-----------------------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.1%         11,700   Entravision Communications Corp. Class A (a)                                  96,174
                                      43,400   Gemstar-TV Guide International, Inc. (a)                                     174,034
                                                                                                                       ------------
                                                                                                                            270,208
-----------------------------------------------------------------------------------------------------------------------------------
Communications Technology             68,600   3Com Corp. (a)                                                               281,946
- 2.8%                                12,000   Adtran, Inc.                                                                 272,400
                                       3,000   Anaren, Inc. (a)                                                              53,280
                                       5,800   Anixter International, Inc. (a)                                              314,940
                                       9,100   Atheros Communications, Inc. (a)                                             194,012
                                      28,800   Avanex Corp. (a)                                                              54,432
                                       8,980   Avocent Corp. (a)                                                            303,973
                                       1,800   Bel Fuse, Inc.                                                                62,622
                                       3,100   Black Box Corp.                                                              130,169

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      13,400   Broadwing Corp. (a)                                                     $    209,308
                                      47,800   Brocade Communications Systems, Inc. (a)                                     392,438
                                         400   CPI International, Inc. (a)                                                    6,000
                                       8,400   CSG Systems International, Inc. (a)                                          224,532
                                       3,200   Carrier Access Corp. (a)                                                      20,992
                                       2,900   Cbeyond Communications, Inc. (a)                                              88,711
                                       3,300   Cogent Communications Group, Inc. (a)                                         53,526
                                      10,200   CommScope, Inc. (a)                                                          310,896
                                       2,600   Comtech Group, Inc. (a)                                                       47,294
                                       4,000   Comtech Telecommunications Corp. (a)                                         152,280
                                       4,100   Digi International, Inc. (a)                                                  56,539
                                       5,600   Ditech Networks, Inc. (a)                                                     38,752
                                       2,400   EMS Technologies, Inc. (a)                                                    48,072
                                       5,300   Echelon Corp. (a)                                                             42,400
                                      20,800   Extreme Networks, Inc. (a)                                                    87,152
                                      39,900   Finisar Corp. (a)                                                            128,877
                                      25,600   Foundry Networks, Inc. (a)                                                   383,488
                                      12,900   Harmonic, Inc. (a)                                                            93,783
                                       1,900   ID Systems, Inc. (a)                                                          35,758
                                       4,100   InPhonic, Inc. (a)                                                            45,469
                                       4,600   Inter-Tel, Inc.                                                              101,936
                                       6,700   InterVoice, Inc. (a)                                                          51,322
                                       7,400   Ixia (a)                                                                      71,040
                                       8,700   j2 Global Communications, Inc. (a)                                           237,075
                                       1,900   Loral Space & Communications Ltd. (a)                                         77,368
                                       5,800   Netgear, Inc. (a)                                                            152,250
                                       5,200   Novatel Wireless, Inc. (a)                                                    50,284
                                       2,828   Oplink Communications, Inc. (a)                                               58,144
                                       9,700   Redback Networks, Inc. (a)                                                   241,918
                                       7,750   Secure Computing Corp. (a)                                                    50,840
                                       4,300   Sirenza Microdevices, Inc. (a)                                                33,798
                                      44,200   Sonus Networks, Inc. (a)                                                     291,278
                                       3,900   Standard Microsystems Corp. (a)                                              109,122
                                      16,800   Stratex Networks, Inc. (a)                                                    81,144
                                      32,300   Sycamore Networks, Inc. (a)                                                  121,448
                                       4,100   Syniverse Holdings, Inc. (a)                                                  61,459
                                      36,900   TIBCO Software, Inc. (a)                                                     348,336
                                       5,650   Talx Corp.                                                                   155,093
                                      10,100   Tekelec (a)                                                                  149,783
                                       9,400   Terremark Worldwide, Inc. (a)                                                 63,168
                                       1,600   Ulticom, Inc. (a)                                                             15,344
                                      21,100   Utstarcom, Inc. (a)                                                          184,625
                                       3,900   Viasat, Inc. (a)                                                             116,259
                                       5,400   Vonage Holdings Corp. (a)                                                     37,476
                                       7,300   WebEx Communications, Inc. (a)                                               254,697
                                      19,400   Zhone Technologies, Inc. (a)                                                  25,220
                                                                                                                       ------------
                                                                                                                          7,274,468
-----------------------------------------------------------------------------------------------------------------------------------
Computer Services Software            10,700   @Road, Inc. (a)                                                               78,110
& Systems - 4.8%                       2,500   Access Integrated Technologies, Inc. (a)                                      21,800
                                      10,100   Actuate Corp. (a)                                                             59,994
                                       9,900   Agile Software Corp. (a)                                                      60,885

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       4,100   Altiris, Inc. (a)                                                       $    104,058
                                       4,600   American Reprographics Co. (a)                                               153,226
                                       2,900   Ansoft Corp. (a)                                                              80,620
                                       5,800   Ansys, Inc. (a)                                                              252,242
                                      13,000   Ariba, Inc. (a)                                                              100,620
                                      21,500   Art Technology Group, Inc. (a)                                                50,095
                                       7,900   Aspen Technology, Inc. (a)                                                    87,058
                                       4,200   Audible, Inc. (a)                                                             33,306
                                      32,600   BearingPoint, Inc. (a)                                                       256,562
                                       7,700   Blackbaud, Inc.                                                              200,200
                                       4,900   Blackboard, Inc. (a)                                                         147,196
                                       2,500   Blue Coat Systems, Inc. (a)                                                   59,875
                                      13,600   Borland Software Corp. (a)                                                    73,984
                                       3,500   Bottomline Technologies, Inc. (a)                                             40,075
                                       5,400   CACI International, Inc. Class A (a)                                         305,100
                                       2,900   COMSYS IT Partners, Inc. (a)                                                  58,609
                                      14,400   Chordiant Software, Inc. (a)                                                  47,664
                                       9,500   Ciber, Inc. (a)                                                               64,410
                                       5,600   Concur Technologies, Inc. (a)                                                 89,824
                                       4,700   Convera Corp. (a)                                                             21,573
                                       5,500   Covansys Corp. (a)                                                           126,225
                                       1,600   DealerTrack Holdings, Inc. (a)                                                47,072
                                       6,500   Dendrite International, Inc. (a)                                              69,615
                                       6,900   Digital River, Inc. (a)                                                      384,951
                                      15,800   Digitas, Inc. (a)                                                            211,878
                                       2,600   EPIQ Systems, Inc. (a)                                                        44,122
                                       3,200   eCollege.com, Inc. (a)                                                        50,080
                                      10,200   Electronics for Imaging, Inc. (a)                                            271,116
                                       3,700   Emageon, Inc. (a)                                                             56,832
                                       9,600   Epicor Software Corp. (a)                                                    129,696
                                       5,000   Equinix, Inc. (a)                                                            378,100
                                      10,000   Gartner, Inc. Class A (a)                                                    197,900
                                      10,450   Hyperion Solutions Corp. (a)                                                 375,573
                                       2,200   i2 Technologies, Inc. (a)                                                     50,204
                                       2,600   iGate Corp. (a)                                                               17,888
                                       3,000   Infocrossing, Inc. (a)                                                        48,900
                                      15,100   Informatica Corp. (a)                                                        184,371
                                       1,800   Integral Systems, Inc.                                                        41,706
                                       6,900   Internet Capital Group, Inc. (a)                                              70,794
                                       7,500   Interwoven, Inc. (a)                                                         110,025
                                       5,100   JDA Software Group, Inc. (a)                                                  70,227
                                       3,800   Jupitermedia Corp. (a)                                                        30,096
                                       5,800   Kanbay International, Inc. (a)                                               166,866
                                       7,600   Keane, Inc. (a)                                                               90,516
                                      21,700   Lawson Software, Inc. (a)                                                    160,363
                                      10,400   Lionbridge Technologies, Inc. (a)                                             66,976
                                       9,100   Macrovision Corp. (a)                                                        257,166
                                       6,100   Magma Design Automation, Inc. (a)                                             54,473
                                       4,800   Manhattan Associates, Inc. (a)                                               144,384
                                       3,200   Mantech International Corp. Class A (a)                                      117,856
                                       5,100   Mapinfo Corp. (a)                                                             66,555

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      14,100   Mentor Graphics Corp. (a)                                               $    254,223
                                       3,700   Mercury Computer Systems, Inc. (a)                                            49,432
                                       3,500   Merge Technologies, Inc. (a)                                                  22,890
                                       1,800   MicroStrategy, Inc. Class A (a)                                              205,218
                                       6,800   Micros Systems, Inc. (a)                                                     358,360
                                       4,500   Ness Technologies, Inc. (a)                                                   64,170
                                       4,300   Netscout Systems, Inc. (a)                                                    35,690
                                      22,000   Nuance Communications, Inc. (a)                                              252,120
                                      16,500   Openwave Systems, Inc. (a)                                                   152,295
                                       1,900   Opnet Technologies, Inc. (a)                                                  27,455
                                      14,300   Opsware, Inc. (a)                                                            126,126
                                       3,500   PDF Solutions, Inc. (a)                                                       50,575
                                       6,100   Packeteer, Inc. (a)                                                           82,960
                                      19,520   Parametric Technology Corp. (a)                                              351,750
                                         500   Pegasystems, Inc.                                                              4,935
                                       7,200   Progress Software Corp. (a)                                                  201,096
                                         700   QAD, Inc.                                                                      5,873
                                      11,800   Quest Software, Inc. (a)                                                     172,870
                                      18,800   RealNetworks, Inc. (a)                                                       205,672
                                       2,600   RightNow Technologies, Inc. (a)                                               44,772
                                       6,050   SAVVIS, Inc. (a)                                                             215,985
                                       2,300   SI International, Inc. (a)                                                    74,566
                                       3,400   SPSS, Inc. (a)                                                               102,238
                                       6,700   SRA International, Inc. Class A (a)                                          179,158
                                       5,100   SYKES Enterprises, Inc. (a)                                                   89,964
                                       1,700   SYNNEX Corp. (a)                                                              37,298
                                       4,800   SafeNet, Inc. (a)                                                            114,912
                                      14,200   Sapient Corp. (a)                                                             77,958
                                       4,000   Sigma Designs, Inc. (a)                                                      101,800
                                       3,500   Smith Micro Software, Inc. (a)                                                49,665
                                      11,300   SonicWALL, Inc. (a)                                                           95,146
                                      15,800   Sybase, Inc. (a)                                                             390,260
                                         800   Syntel, Inc.                                                                  21,440
                                       4,100   Taleo Corp. Class A (a)                                                       56,047
                                       6,600   Transaction Systems Architects, Inc. Class A (a)                             214,962
                                       7,500   Trizetto Group (a)                                                           137,775
                                       6,900   Tyler Technologies, Inc. (a)                                                  97,014
                                       4,200   Ultimate Software Group, Inc. (a)                                             97,692
                                      11,100   VA Software Corp. (a)                                                         55,833
                                       4,300   VASCO Data Security International, Inc. (a)                                   50,783
                                       2,300   Verint Systems, Inc. (a)                                                      78,844
                                       5,200   Vignette Corp. (a)                                                            88,764
                                       9,400   webMethods, Inc. (a)                                                          69,184
                                       8,400   Websense, Inc. (a)                                                           191,772
                                      13,200   Wind River Systems, Inc. (a)                                                 135,300
                                       5,900   Witness Systems, Inc. (a)                                                    103,427
                                       8,600   Zoran Corp. (a)                                                              125,388
                                                                                                                       ------------
                                                                                                                         12,261,269
-----------------------------------------------------------------------------------------------------------------------------------
Computer Technology - 1.1%            19,900   Adaptec, Inc. (a)                                                             92,734
                                       6,500   Advanced Analogic Technologies, Inc. (a)                                      35,035
                                      14,800   Emulex Corp. (a)                                                             288,748

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       6,300   FalconStor Software, Inc. (a)                                           $     54,495
                                      49,600   Gateway, Inc. (a)                                                             99,696
                                       4,500   Hutchinson Technology, Inc. (a)                                              106,065
                                       6,100   Imation Corp.                                                                283,223
                                       8,800   Intermec, Inc. (a)                                                           213,576
                                       5,400   Komag, Inc. (a)                                                              204,552
                                      26,900   McData Corp. (a)                                                             149,295
                                       4,800   Mobility Electronics, Inc. (a)                                                16,080
                                       3,500   Neoware Systems, Inc. (a)                                                     46,235
                                      16,100   Palm, Inc. (a)                                                               226,849
                                      15,200   Perot Systems Corp. Class A (a)                                              249,128
                                      33,100   Quantum Corp. (a)                                                             76,792
                                       4,900   Rackable Systems, Inc. (a)                                                   151,753
                                       4,600   Radiant Systems, Inc. (a)                                                     48,024
                                       3,700   Radisys Corp. (a)                                                             61,679
                                      22,100   Safeguard Scientifics, Inc. (a)                                               53,482
                                       1,800   Stratasys, Inc. (a)                                                           56,538
                                       4,400   Synaptics, Inc. (a)                                                          130,636
                                      10,000   Trident Microsystems, Inc. (a)                                               181,800
                                                                                                                       ------------
                                                                                                                          2,826,415
-----------------------------------------------------------------------------------------------------------------------------------
Construction - 0.5%                    2,163   Brookfield Homes Corp.                                                        81,220
                                       5,500   EMCOR Group, Inc. (a)                                                        312,675
                                       6,100   Granite Construction, Inc.                                                   306,952
                                       3,800   Perini Corp. (a)                                                             116,964
                                       2,000   Sterling Construction Co., Inc. (a)                                           43,520
                                       5,100   Washington Group International, Inc. (a)                                     304,929
                                                                                                                       ------------
                                                                                                                          1,166,260
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 0.8%           26,200   CNET Networks, Inc. (a)                                                      238,158
                                      51,300   Covad Communications Group, Inc. (a)                                          70,794
                                       3,100   DTS, Inc. (a)                                                                 74,989
                                         800   Directed Electronics, Inc. (a)                                                 9,160
                                      23,300   Earthlink, Inc. (a)                                                          165,430
                                       5,500   Infospace, Inc. (a)                                                          112,805
                                       5,410   Internap Network Services Corp. (a)                                          107,497
                                      11,300   Ipass, Inc. (a)                                                               66,444
                                       3,300   LoJack Corp. (a)                                                              56,364
                                       6,300   Midway Games, Inc. (a)                                                        43,974
                                       6,600   NIC, Inc. (a)                                                                 32,802
                                       6,900   NetFlix, Inc. (a)                                                            178,434
                                       2,900   Parkervision, Inc. (a)                                                        32,335
                                       4,500   Sohu.com, Inc. (a)                                                           108,000
                                      11,200   THQ, Inc. (a)                                                                364,224
                                      12,600   Take-Two Interactive Software, Inc. (a)                                      223,776
                                      11,300   United Online, Inc.                                                          150,064
                                       2,400   Universal Electronics, Inc. (a)                                               50,448
                                       3,100   WebSideStory, Inc. (a)                                                        39,246
                                                                                                                       ------------
                                                                                                                          2,124,944
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Products - 0.7%               9,400   American Greetings Class A                                                   224,378
                                       4,500   Blyth, Inc.                                                                   93,375
                                       1,200   CSS Industries, Inc.                                                          42,444
                                       1,100   Citi Trends, Inc. (a)                                                         43,604

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       2,900   Mannatech, Inc.                                                         $     42,717
                                       5,600   Matthews International Corp. Class A                                         220,360
                                       5,800   Nautilus, Inc.                                                                81,200
                                       4,400   Oakley, Inc.                                                                  88,264
                                       9,800   Playtex Products, Inc. (a)                                                   141,022
                                       3,700   RC2 Corp. (a)                                                                162,800
                                       6,400   Spectrum Brands, Inc. (a)                                                     69,760
                                       6,100   The Topps Co., Inc.                                                           54,290
                                      10,600   Tupperware Corp.                                                             239,666
                                       1,600   USANA Health Sciences, Inc. (a)                                               82,656
                                       7,100   Yankee Candle Co., Inc.                                                      243,388
                                                                                                                       ------------
                                                                                                                          1,829,924
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging:                6,200   AptarGroup, Inc.                                                             366,048
Metals & Glass - 0.4%                  2,900   Greif, Inc.                                                                  343,360
                                       6,200   Mobile Mini, Inc. (a)                                                        167,028
                                       4,100   Silgan Holdings, Inc.                                                        180,072
                                                                                                                       ------------
                                                                                                                          1,056,508
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging:                1,000   AEP Industries, Inc. (a)                                                      53,310
Paper & Plastic - 0.1%                13,200   Graphic Packaging Corp. (a)                                                   57,156
                                       4,700   Myers Industries, Inc.                                                        73,602
                                                                                                                       ------------
                                                                                                                            184,068
-----------------------------------------------------------------------------------------------------------------------------------
Copper - 0.1%                          6,500   Mueller Industries, Inc.                                                     206,050
-----------------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.1%                       4,600   Elizabeth Arden, Inc. (a)                                                     87,630
                                         800   Inter Parfums, Inc.                                                           15,352
                                      10,100   Nu Skin Enterprises, Inc. Class A                                            184,123
                                       2,100   Parlux Fragrances, Inc. (a)                                                   11,697
                                      27,455   Revlon, Inc. Class A (a)                                                      35,142
                                                                                                                       ------------
                                                                                                                            333,944
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                 21,100   The BISYS Group, Inc. (a)                                                    272,401
Services - 0.5%                          800   Clayton Holdings, Inc. (a)                                                    14,968
                                       6,200   Euronet Worldwide, Inc. (a)                                                  184,078
                                      10,100   F.N.B. Corp.                                                                 184,527
                                       3,100   Greenhill & Co., Inc.                                                        228,780
                                       3,100   Huron Consulting Group, Inc. (a)                                             140,554
                                       4,100   Rewards Network, Inc. (a)                                                     28,495
                                       8,100   USI Holdings Corp. (a)                                                       124,416
                                                                                                                       ------------
                                                                                                                          1,178,219
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Materials                  7,900   Acuity Brands, Inc.                                                          411,116
& Processing - 0.7%                    6,600   Barnes Group, Inc.                                                           143,550
                                       7,900   Brady Corp.                                                                  294,512
                                       9,100   Clarcor, Inc.                                                                307,671
                                      16,400   Hexcel Corp. (a)                                                             285,524
                                       1,100   Koppers Holdings, Inc.                                                        28,677
                                      12,700   Olin Corp.                                                                   209,804
                                       6,000   Tredegar Corp.                                                               135,660
                                                                                                                       ------------
                                                                                                                          1,816,514
-----------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains -          8,800   Casey's General Stores, Inc.                                                 207,240
0.5%                                   3,400   Great Atlantic & Pacific Tea Co.                                              87,516
                                       2,100   Ingles Markets, Inc. Class A                                                  62,559
                                       5,600   Longs Drug Stores Corp.                                                      237,328
                                       2,900   Nash Finch Co.                                                                79,170

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       9,000   Pathmark Stores, Inc. (a)                                               $    100,350
                                       7,000   Ruddick Corp.                                                                194,250
                                       2,500   Smart & Final, Inc. (a)                                                       47,250
                                       3,700   Spartan Stores, Inc.                                                          77,441
                                       1,700   Weis Markets, Inc.                                                            68,187
                                       5,100   Wild Oats Markets, Inc. (a)                                                   73,338
                                                                                                                       ------------
                                                                                                                          1,234,629
-----------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals -              5,425   Avanir Pharmaceuticals Class A (a)                                            12,531
2.3%                                   5,300   Adams Respiratory Therapeutics, Inc. (a)                                     216,293
                                       7,900   Adolor Corp. (a)                                                              59,408
                                       7,100   Akorn, Inc. (a)                                                               44,375
                                      15,400   Alkermes, Inc. (a)                                                           205,898
                                       7,500   Alpharma, Inc. Class A                                                       180,750
                                       4,600   Anadys Pharmaceuticals, Inc. (a)                                              22,632
                                       6,900   Atherogenics, Inc. (a)                                                        68,379
                                       3,400   Auxilium Pharmaceuticals, Inc. (a)                                            49,946
                                       4,200   Bentley Pharmaceuticals, Inc. (a)                                             42,714
                                       4,000   BioCryst Pharmaceuticals, Inc. (a)                                            46,240
                                      15,000   BioMarin Pharmaceuticals, Inc. (a)                                           245,850
                                       2,600   Bradley Pharmaceuticals, Inc. (a)                                             53,508
                                       7,900   CV Therapeutics, Inc. (a)                                                    110,284
                                         700   Caraco Pharmaceutical Laboratories Ltd. (a)                                    9,800
                                       3,100   Chattem, Inc. (a)                                                            155,248
                                      12,400   Dendreon Corp. (a)                                                            51,708
                                       9,200   Depomed, Inc. (a)                                                             31,740
                                       9,600   Durect Corp. (a)                                                              42,624
                                       4,100   Emisphere Technologies, Inc. (a)                                              21,689
                                       4,800   Enzo Biochem, Inc. (a)                                                        68,496
                                       1,100   GTx, Inc. (a)                                                                 19,624
                                       1,750   Hi-Tech Pharmacal Co., Inc. (a)                                               21,298
                                       8,300   Indevus Pharmaceuticals, Inc. (a)                                             58,930
                                      12,700   Isis Pharmaceuticals, Inc. (a)                                               141,224
                                       6,800   KV Pharmaceutical Co. Class A (a)                                            161,704
                                      13,700   MGI Pharma, Inc. (a)                                                         252,217
                                      21,400   Medarex, Inc. (a)                                                            316,506
                                       8,800   Medicines Co. (a)                                                            279,136
                                       9,600   Medicis Pharmaceutical Corp. Class A                                         337,248
                                      15,700   Nektar Therapeutics (a)                                                      238,797
                                       2,800   New River Pharmaceuticals, Inc. (a)                                          153,188
                                      10,700   Novavax, Inc. (a)                                                             43,870
                                       4,200   Noven Pharmaceuticals, Inc. (a)                                              106,890
                                       7,300   Onyx Pharmaceuticals, Inc. (a)                                                77,234
                                       6,200   Pain Therapeutics, Inc. (a)                                                   55,180
                                       6,200   Par Pharmaceutical Cos., Inc. (a)                                            138,694
                                       4,000   Penwest Pharmaceuticals Co. (a)                                               66,480
                                      13,600   Perrigo Co.                                                                  235,280
                                       4,200   Pharmion Corp. (a)                                                           108,108
                                       4,300   Pozen, Inc. (a)                                                               73,057
                                       5,600   Quidel Corp. (a)                                                              76,272
                                       8,000   Regeneron Pharmaceuticals, Inc. (a)                                          160,560
                                       3,800   Renovis, Inc. (a)                                                             12,008

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       8,200   Salix Pharmaceuticals Ltd. (a)                                          $     99,794
                                       8,000   Santarus, Inc. (a)                                                            62,640
                                       5,100   Sciele Pharma, Inc. (a)                                                      122,400
                                       1,200   Somaxon Pharmaceuticals, Inc. (a)                                             17,028
                                       8,600   SuperGen, Inc. (a)                                                            43,688
                                       4,100   United Therapeutics Corp. (a)                                                222,917
                                      16,300   Valeant Pharmaceuticals International                                        281,012
                                       3,000   Xenoport, Inc. (a)                                                            73,650
                                                                                                                       ------------
                                                                                                                          5,796,747
-----------------------------------------------------------------------------------------------------------------------------------
Education Services - 0.4%              4,900   Bright Horizons Family Solutions, Inc. (a)                                   189,434
                                      15,100   Corinthian Colleges, Inc. (a)(c)                                             205,813
                                      10,700   DeVry, Inc.                                                                  299,600
                                       3,000   Educate, Inc. (a)                                                             21,360
                                       1,200   Renaissance Learning, Inc.                                                    21,276
                                       2,500   Strayer Education, Inc.                                                      265,125
                                       4,000   Universal Technical Institute, Inc. (a)                                       88,840
                                                                                                                       ------------
                                                                                                                          1,091,448
-----------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics -            11,300   Benchmark Electronics, Inc. (a)                                              275,268
0.3%                                   3,400   OSI Systems, Inc. (a)                                                         71,162
                                       8,000   Plexus Corp. (a)                                                             191,040
                                       7,300   TTM Technologies, Inc. (a)                                                    82,709
                                       4,200   Universal Display Corp. (a)                                                   63,042
                                                                                                                       ------------
                                                                                                                            683,221
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment                   3,600   AO Smith Corp.                                                               135,216
& Components - 1.0%                    5,700   American Superconductor Corp. (a)                                             55,917
                                       5,700   Baldor Electric Co.                                                          190,494
                                       6,300   CTS Corp.                                                                     98,910
                                       4,000   Cohu, Inc.                                                                    80,640
                                       2,400   Color Kinetics, Inc. (a)                                                      51,240
                                       4,000   Franklin Electric Co., Inc.                                                  205,560
                                       8,900   General Cable Corp. (a)                                                      389,019
                                       4,400   Genlyte Group, Inc. (a)                                                      343,684
                                       3,900   Littelfuse, Inc. (a)                                                         124,332
                                       6,400   MKS Instruments, Inc. (a)                                                    144,512
                                       1,800   Powell Industries, Inc. (a)                                                   56,826
                                      12,200   Power-One, Inc. (a)                                                           88,816
                                       4,500   Sonic Solutions, Inc. (a)                                                     73,350
                                      10,800   Taser International, Inc. (a)                                                 82,080
                                       7,100   Technitrol, Inc.                                                             169,619
                                       2,800   Triumph Group, Inc.                                                          146,804
                                                                                                                       ------------
                                                                                                                          2,437,019
-----------------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance          800   National Presto Industries, Inc.                                              47,896
- 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Electronics - 0.7%                    13,200   Aeroflex, Inc. (a)(c)                                                        154,704
                                       5,400   Agilysys, Inc.                                                                90,396
                                       7,400   Avid Technology, Inc. (a)                                                    275,724
                                       6,800   Daktronics, Inc.                                                             250,580
                                      12,100   Flir Systems, Inc. (a)                                                       385,143
                                       4,100   II-VI, Inc. (a)                                                              114,554
                                      11,900   Kopin Corp. (a)                                                               42,483
                                      21,800   MRV Communications, Inc. (a)                                                  77,172

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       6,400   Methode Electronics, Inc.                                               $     69,312
                                       1,500   Multi-Fineline Electronix, Inc. (a)                                           30,435
                                       3,500   Park Electrochemical Corp.                                                    89,775
                                      12,700   Semtech Corp. (a)                                                            165,989
                                       2,100   Supertex, Inc. (a)                                                            82,425
                                                                                                                       ------------
                                                                                                                          1,828,692
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments,              4,500   Itron, Inc. (a)                                                              233,280
Gauges & Meters - 0.1%                 2,300   Measurement Specialties, Inc. (a)                                             49,772
                                         700   OYO Geospace Corp. (a)                                                        40,663
                                       3,200   Zygo Corp. (a)                                                                52,640
                                                                                                                       ------------
                                                                                                                            376,355
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems -        11,800   Affymetrix, Inc. (a)                                                         272,108
0.9%                                   2,400   Analogic Corp.                                                               134,736
                                       2,900   Aspect Medical Systems, Inc. (a)                                              54,549
                                       5,200   Bruker BioSciences Corp. (a)                                                  39,052
                                       4,200   Candela Corp. (a)                                                             51,954
                                       2,300   Datascope Corp.                                                               83,812
                                       8,600   eResearch Technology, Inc. (a)                                                57,878
                                       3,800   Greatbatch, Inc. (a)                                                         102,296
                                       4,700   Haemonetics Corp. (a)                                                        211,594
                                       7,500   HealthTronics, Inc. (a)                                                       49,950
                                       9,350   Hologic, Inc. (a)                                                            442,068
                                       7,300   Illumina, Inc. (a)                                                           286,963
                                       3,800   IntraLase Corp. (a)                                                           85,044
                                       5,600   Luminex Corp. (a)                                                             71,120
                                       3,300   Natus Medical, Inc. (a)                                                       54,813
                                       2,200   Neurometrix, Inc. (a)                                                         32,802
                                       3,500   NxStage Medical, Inc. (a)                                                     29,330
                                       2,900   Quality Systems, Inc.                                                        108,083
                                       3,100   Sirona Dental Systems, Inc.                                                  119,381
                                         800   Visicu, Inc. (a)                                                               8,960
                                       1,700   Zoll Medical Corp. (a)                                                        99,008
                                                                                                                       ------------
                                                                                                                          2,395,501
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/          7,600   AMIS Holdings, Inc. (a)                                                       80,332
Components - 1.9%                      4,500   Actel Corp. (a)                                                               81,720
                                      17,900   Amkor Technology, Inc. (a)                                                   167,186
                                       8,200   Anadigics, Inc. (a)                                                           72,652
                                      51,800   Applied Micro Circuits Corp. (a)                                             184,408
                                      10,100   Bookham, Inc. (a)                                                             41,107
                                      15,300   Cirrus Logic, Inc. (a)                                                       105,264
                                      84,300   Conexant Systems, Inc. (a)                                                   171,972
                                       5,300   DSP Group, Inc. (a)                                                          115,010
                                       3,500   Diodes, Inc. (a)                                                             124,180
                                       5,500   Exar Corp. (a)                                                                71,500
                                       2,800   Excel Technology, Inc. (a)                                                    71,652
                                       3,870   First Solar, Inc. (a)                                                        115,326
                                       8,000   Formfactor, Inc. (a)                                                         298,000
                                       6,200   Genesis Microchip, Inc. (a)                                                   62,868
                                       2,300   Hittite Microwave Corp. (a)                                                   74,336
                                       4,500   IXYS Corp. (a)                                                                40,050
                                       3,600   Ikanos Communications, Inc. (a)                                               31,284

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      19,900   Lattice Semiconductor Corp. (a)                                         $    128,952
                                       7,500   MIPS Technologies, Inc. (a)                                                   62,250
                                      12,800   Micrel, Inc. (a)                                                             137,984
                                      12,400   Microsemi Corp. (a)                                                          243,660
                                       9,200   Microtune, Inc. (a)                                                           43,240
                                      19,200   Mindspeed Technologies, Inc. (a)                                              36,672
                                       3,500   MoSys, Inc. (a)                                                               32,375
                                       3,600   Monolithic Power Systems, Inc. (a)                                            39,996
                                       2,800   Netlogic Microsystems, Inc. (a)                                               60,732
                                         600   Nextest Systems Corp. (a)                                                      6,762
                                      26,600   ON Semiconductor Corp. (a)                                                   201,362
                                       9,300   Omnivision Technologies, Inc. (a)                                            126,945
                                       4,400   PLX Technology, Inc. (a)                                                      57,376
                                       6,800   Pericom Semiconductor Corp. (a)                                               77,996
                                       4,300   Portalplayer, Inc. (a)                                                        57,835
                                      33,500   RF Micro Devices, Inc. (a)                                                   227,465
                                      14,300   Silicon Image, Inc. (a)                                                      181,896
                                      15,800   Silicon Storage Technology, Inc. (a)                                          71,258
                                       9,000   Sirf Technology Holdings, Inc. (a)                                           229,680
                                      28,100   Skyworks Solutions, Inc. (a)                                                 198,948
                                       1,800   Sunpower Corp. Class A (a)                                                    66,906
                                       8,100   Tessera Technologies, Inc. (a)                                               326,754
                                      37,600   Transmeta Corp. (a)                                                           41,736
                                      28,000   Transwitch Corp. (a)                                                          39,200
                                      24,400   TriQuint Semiconductor, Inc. (a)                                             109,800
                                       1,600   Virage Logic Corp. (a)                                                        14,864
                                       3,300   Volterra Semiconductor Corp. (a)                                              49,500
                                                                                                                       ------------
                                                                                                                          4,780,991
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.5%         2,200   3D Systems Corp. (a)                                                          35,112
                                       4,900   Acacia Research - Acacia Technologies (a)                                     65,562
                                       1,600   American Science & Engineering, Inc. (a)                                      95,216
                                       6,900   Checkpoint Systems, Inc. (a)                                                 139,380
                                       7,600   Cogent, Inc. (a)                                                              83,676
                                       5,400   Coherent, Inc. (a)                                                           170,478
                                       2,700   Cubic Corp.                                                                   58,590
                                       2,900   EDO Corp.                                                                     68,846
                                       1,300   Eagle Test Systems, Inc. (a)                                                  18,954
                                       3,400   Essex Corp. (a)                                                               81,294
                                       3,300   Gerber Scientific, Inc. (a)                                                   41,448
                                       2,500   Herley Industries, Inc. (a)                                                   40,475
                                       2,100   Innovative Solutions & Support, Inc. (a)                                      35,763
                                       4,500   Ionatron, Inc. (a)                                                            18,450
                                      15,100   Kemet Corp. (a)                                                              110,230
                                       2,500   Maxwell Technologies, Inc. (a)                                                34,875
                                       4,500   Scansource, Inc. (a)                                                         136,800
                                                                                                                       ------------
                                                                                                                          1,235,149
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment - 0.0%               17,900   Capstone Turbine Corp. (a)                                                    22,017
                                       2,800   Metretek Technologies, Inc. (a)                                               34,496
                                      12,600   Plug Power, Inc. (a)                                                          49,014
                                                                                                                       ------------
                                                                                                                            105,527
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.7%            2,100   Alon USA Energy, Inc.                                                   $     55,251
                                       5,930   Aventine Renewable Energy Holdings, Inc. (a)                                 139,711
                                       4,500   Crosstex Energy, Inc.                                                        142,605
                                       1,300   Dawson Geophysical Co. (a)                                                    47,359
                                      12,500   Evergreen Energy, Inc. (a)                                                   123,625
                                      11,700   Evergreen Solar, Inc. (a)                                                     88,569
                                       9,300   FuelCell Energy, Inc. (a)                                                     60,078
                                         320   Markwest Hydrocarbon, Inc.                                                    15,536
                                       3,700   Matrix Service Co. (a)                                                        59,570
                                       1,300   Ormat Technologies, Inc.                                                      47,866
                                       3,800   Pacific Ethanol, Inc. (a)                                                     58,444
                                       3,300   Penn Virginia Corp.                                                          231,132
                                      24,200   Rentech, Inc. (a)                                                             91,234
                                       6,800   Syntroleum Corp. (a)                                                          23,528
                                       6,200   Veritas DGC, Inc. (a)                                                        530,906
                                                                                                                       ------------
                                                                                                                          1,715,414
-----------------------------------------------------------------------------------------------------------------------------------
Engineering &                          2,800   Clean Harbors, Inc. (a)                                                      135,548
Contracting Services - 0.3%            7,100   Dycom Industries, Inc. (a)                                                   149,952
                                       1,900   ENGlobal Corp. (a)                                                            12,217
                                       4,700   Infrasource Services, Inc. (a)                                               102,319
                                       2,100   Integrated Electrical Services, Inc. (a)                                      37,359
                                       2,100   Layne Christensen Co. (a)                                                     68,943
                                      14,940   SAIC, Inc. (a)                                                               265,783
                                                                                                                       ------------
                                                                                                                            772,121
-----------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.3%                   2,200   Carmike Cinemas, Inc.                                                         44,858
                                       3,900   Dover Motorsports, Inc.                                                       20,709
                                       7,100   Gaylord Entertainment Co. (a)                                                361,603
                                      11,200   Live Nation (a)                                                              250,880
                                       2,900   Lodgenet Entertainment Corp. (a)                                              72,587
                                       2,700   Speedway Motorsports, Inc.                                                   103,680
                                                                                                                       ------------
                                                                                                                            854,317
-----------------------------------------------------------------------------------------------------------------------------------
Fertilizers - 0.1%                    16,600   Terra Industries, Inc. (a)                                                   198,868
-----------------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.3%               3,641   Accredited Home Lenders Holding Co. (a)                                       99,326
                                       2,100   Asta Funding, Inc.                                                            63,924
                                       1,478   Credit Acceptance Corp. (a)                                                   49,262
                                       6,700   International Securities Exchange, Inc.                                      313,493
                                       2,500   MVC Capital, Inc.                                                             33,400
                                       1,600   United PanAm Financial Corp. (a)                                              22,016
                                       3,200   World Acceptance Corp. (a)                                                   150,240
                                                                                                                       ------------
                                                                                                                            731,661
-----------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%            11,900   Advance America, Cash Advance Centers, Inc.                                  174,335
                                       2,200   Dollar Financial Corp. (a)                                                    61,292
                                         300   QC Holdings, Inc.                                                              4,788
                                                                                                                       ------------
                                                                                                                            240,415
-----------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing              3,800   Advent Software, Inc. (a)                                                    134,102
Services & Systems - 1.0%                600   Cass Information Systems, Inc.                                                21,708
                                       3,600   CompuCredit Corp. (a)                                                        143,316
                                       5,400   Cybersource Corp. (a)                                                         59,508
                                       9,000   Deluxe Corp.                                                                 226,800
                                       6,100   Digital Insight Corp. (a)                                                    234,789
                                       8,200   eFunds Corp. (a)                                                             225,500

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       4,900   eSpeed, Inc. Class A (a)                                                $     42,777
                                       2,400   Heartland Payment Systems, Inc.                                               67,800
                                       9,400   Hypercom Corp. (a)                                                            59,690
                                      14,000   Jack Henry & Associates, Inc.                                                299,600
                                       4,700   John H. Harland Co.                                                          235,940
                                       5,600   Kronos, Inc. (a)                                                             205,744
                                       4,000   Online Resources Corp. (a)                                                    40,840
                                       3,600   Open Solutions, Inc. (a)                                                     135,504
                                       4,200   TNS, Inc. (a)                                                                 80,850
                                       4,500   TradeStation Group, Inc. (a)                                                  61,875
                                       7,100   Wright Express Corp. (a)                                                     221,307
                                                                                                                       ------------
                                                                                                                          2,497,650
-----------------------------------------------------------------------------------------------------------------------------------
Financial Information Services         1,800   Bankrate, Inc. (a)                                                            68,310
- 0.3%                                 9,100   INVESTools, Inc. (a)                                                         125,489
                                       6,300   Interactive Data Corp.                                                       151,452
                                       2,500   Morningstar, Inc. (a)                                                        112,625
                                      17,500   Move, Inc. (a)                                                                96,425
                                      12,400   S1 Corp. (a)                                                                  68,324
                                       4,400   TheStreet.com, Inc.                                                           39,160
                                                                                                                       ------------
                                                                                                                            661,785
-----------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.8%         3,400   Advanta Corp. Class B                                                        148,342
                                       2,900   Asset Acceptance Capital Corp. (a)                                            48,778
                                       5,200   Cash America International, Inc.                                             243,880
                                         400   Enstar Group, Inc. (a)                                                        38,360
                                       1,900   Federal Agricultural Mortgage Corp. Class B                                   51,547
                                       4,800   Financial Federal Corp.                                                      141,168
                                       4,900   First Cash Financial Services, Inc. (a)                                      126,763
                                       5,800   Global Cash Access, Inc. (a)                                                  94,134
                                       4,900   Harris & Harris Group, Inc. (a)                                               59,241
                                       3,000   LandAmerica Financial Group, Inc.                                            189,330
                                       3,900   Medallion Financial Corp.                                                     48,243
                                       2,800   Portfolio Recovery Associates, Inc. (a)                                      130,732
                                       3,100   Sanders Morris Harris Group, Inc.                                             39,587
                                      10,600   Sotheby's Holdings, Inc. Class A                                             328,812
                                       3,260   Sterling Bancorp                                                              64,222
                                       3,000   Stewart Information Services Corp.                                           130,080
                                       2,100   Stifel Financial Corp. (a)                                                    82,383
                                       2,000   Triad Guaranty, Inc. (a)                                                     109,740
                                       1,000   WSFS Financial Corp.                                                          66,930
                                         700   Wauwatosa Holdings, Inc. (a)                                                  12,474
                                                                                                                       ------------
                                                                                                                          2,154,746
-----------------------------------------------------------------------------------------------------------------------------------
Foods - 1.1%                           7,400   Chiquita Brands International, Inc.                                          118,178
                                       2,700   Diamond Foods, Inc.                                                           51,327
                                       9,100   Flowers Foods, Inc.                                                          245,609
                                       5,500   Hain Celestial Group, Inc. (a)                                               171,655
                                       2,400   J&J Snack Foods Corp.                                                         99,360
                                       5,300   Lance, Inc.                                                                  106,424
                                       2,400   M&F Worldwide Corp. (a)                                                       60,624
                                         200   Maui Land & Pineapple Co., Inc. (a)                                            6,784
                                       2,000   Medifast, Inc. (a)                                                            25,160
                                       9,700   NBTY, Inc. (a)                                                               403,229

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       6,100   Performance Food Group Co. (a)                                          $    168,604
                                       7,100   Pilgrim's Pride Corp.                                                        208,953
                                       1,800   Premium Standard Farms, Inc.                                                  33,426
                                       4,600   Ralcorp Holdings, Inc. (a)                                                   234,094
                                       3,000   Sanderson Farms, Inc.                                                         90,870
                                         100   Seaboard Corp.                                                               176,500
                                       8,100   Sensient Technologies Corp.                                                  199,260
                                       6,256   Tootsie Roll Industries, Inc.                                                204,571
                                       5,500   TreeHouse Foods, Inc. (a)                                                    171,600
                                                                                                                       ------------
                                                                                                                          2,776,228
-----------------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.1%                 1,800   Deltic Timber Corp.                                                          100,404
                                       2,900   Universal Forest Products, Inc.                                              135,198
                                                                                                                       ------------
                                                                                                                            235,602
-----------------------------------------------------------------------------------------------------------------------------------
Forms & Bulk                           4,500   Ennis, Inc.                                                                  110,070
Printing Services - 0.1%               3,100   The Standard Register Co.                                                     37,200
                                                                                                                       ------------
                                                                                                                            147,270
-----------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries          18,300   Stewart Enterprises, Inc. Class A                                            114,375
- 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Glass - 0.0%                           4,900   Apogee Enterprises, Inc.                                                      94,619
-----------------------------------------------------------------------------------------------------------------------------------
Gold - 0.1%                           48,700   Coeur d'Alene Mines Corp. (a)                                                241,065
                                       3,400   Royal Gold, Inc.                                                             122,332
                                                                                                                       ------------
                                                                                                                            363,397
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.6%          2,800   Capital Senior Living Corp. (a)                                               29,792
                                         100   Emeritus Corp. (a)                                                             2,485
                                       5,500   Five Star Quality Care, Inc. (a)                                              61,325
                                       3,400   Genesis HealthCare Corp. (a)                                                 160,582
                                       4,880   Kindred Healthcare, Inc. (a)                                                 123,220
                                       3,600   LCA-Vision, Inc.                                                             123,696
                                       1,400   Medcath Corp. (a)                                                             38,304
                                       1,200   National Healthcare Corp.                                                     66,240
                                       9,300   Psychiatric Solutions, Inc. (a)                                              348,936
                                       2,200   Radiation Therapy Services, Inc. (a)                                          69,344
                                       3,900   Res-Care, Inc. (a)                                                            70,785
                                       4,100   Sun Healthcare Group, Inc. (a)                                                51,783
                                       7,800   Sunrise Senior Living, Inc. (a)                                              239,616
                                       7,800   United Surgical Partners International, Inc. (a)                             221,130
                                                                                                                       ------------
                                                                                                                          1,607,238
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Management                 9,100   AMERIGROUP Corp. (a)                                                         326,599
Services - 0.7%                        8,100   Allscripts Healthcare Solutions, Inc. (a)                                    218,619
                                       5,200   Amsurg Corp. (a)                                                             119,600
                                       7,600   Centene Corp. (a)                                                            186,732
                                       1,600   Computer Programs & Systems, Inc.                                             54,384
                                       1,950   Corvel Corp. (a)                                                              92,761
                                       7,900   Eclipsys Corp. (a)                                                           162,424
                                       3,300   Healthspring, Inc. (a)                                                        67,155
                                       2,600   Horizon Health Corp. (a)                                                      50,882
                                       2,100   Molina Healthcare, Inc. (a)                                                   68,271
                                       4,800   Omnicell, Inc. (a)                                                            89,424
                                       5,834   Per-Se Technologies, Inc. (a)                                                162,069
                                       6,000   Phase Forward, Inc. (a)                                                       89,880
                                       2,300   Vital Images, Inc. (a)                                                        80,040
                                                                                                                       ------------
                                                                                                                          1,768,840
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.5%            2,600   Adeza Biomedical Corp. (a)                                              $     38,766
                                       2,700   Alliance Imaging, Inc. (a)                                                    17,955
                                       3,733   Amedisys, Inc. (a)                                                           122,703
                                       7,400   Apria Healthcare Group, Inc. (a)                                             197,210
                                       1,800   Bio-Reference Labs, Inc. (a)                                                  40,482
                                       4,700   Gentiva Health Services, Inc. (a)                                             89,582
                                       4,800   Healthcare Services Group                                                    139,008
                                       6,100   Healthways, Inc. (a)                                                         291,031
                                       4,500   Hythiam, Inc. (a)                                                             41,580
                                       1,500   LHC Group, Inc. (a)                                                           42,765
                                       3,700   Matria Healthcare, Inc. (a)                                                  106,301
                                         500   Nighthawk Radiology Holdings, Inc. (a)                                        12,750
                                       6,100   Odyssey HealthCare, Inc. (a)                                                  80,886
                                       3,200   Symbion, Inc. (a)                                                             59,232
                                       1,800   VistaCare, Inc. Class A (a)                                                   18,270
                                                                                                                       ------------
                                                                                                                          1,298,521
-----------------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.3%                    8,800   Hovnanian Enterprises, Inc. Class A (a)                                      298,320
                                       2,900   Levitt Corp. Class A                                                          35,496
                                       2,100   M/I Homes, Inc.                                                               80,199
                                       4,000   Meritage Homes Corp. (a)                                                     190,880
                                         100   Orleans Homebuilders, Inc.                                                     1,880
                                       3,500   Technical Olympic USA, Inc.                                                   35,595
                                       5,900   WCI Communities, Inc. (a)                                                    113,162
                                                                                                                       ------------
                                                                                                                            755,532
-----------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.1%                     3,600   Lodgian, Inc. (a)                                                             48,960
                                       3,800   Marcus Corp.                                                                  97,204
                                       3,200   Morgans Hotel Group Co. (a)                                                   54,176
                                                                                                                       ------------
                                                                                                                            200,340
-----------------------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.4%           2,100   American Woodmark Corp.                                                       87,885
                                       5,800   Ethan Allen Interiors, Inc.                                                  209,438
                                       7,900   Furniture Brands International, Inc.                                         128,217
                                       3,900   Haverty Furniture Cos., Inc.                                                  57,720
                                       1,400   Hooker Furniture Corp.                                                        21,924
                                       9,100   La-Z-Boy, Inc.                                                               108,017
                                       2,000   Lifetime Brands, Inc.                                                         32,860
                                       3,300   Sealy Corp.                                                                   48,675
                                       9,500   Select Comfort Corp. (a)                                                     165,205
                                       2,100   Stanley Furniture Co., Inc.                                                   45,045
                                       8,814   Tempur-Pedic International, Inc. (a)                                         180,334
                                                                                                                       ------------
                                                                                                                          1,085,320
-----------------------------------------------------------------------------------------------------------------------------------
Identification Control                 6,200   Advanced Energy Industries, Inc. (a)                                         116,994
& Filter Devices - 0.6%                8,400   Asyst Technologies, Inc. (a)                                                  61,404
                                       2,400   Badger Meter, Inc.                                                            66,480
                                       4,500   ESCO Technologies, Inc. (a)                                                  204,480
                                       2,200   Flanders Corp. (a)                                                            21,780
                                       1,375   The Gorman-Rupp Co.                                                           50,834
                                      11,298   L-1 Identity Solutions, Inc. (a)                                             170,939
                                       5,400   Mine Safety Appliances Co.                                                   197,910
                                       7,200   Paxar Corp. (a)                                                              166,032
                                       5,700   RAE Systems, Inc. (a)                                                         18,240
                                       2,100   Robbins & Myers, Inc.                                                         96,432

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       5,300   Veeco Instruments, Inc. (a)                                             $     99,269
                                       3,500   Vicor Corp.                                                                   38,885
                                       4,400   Watts Water Technologies, Inc. Class A                                       180,884
                                       3,700   X-Rite, Inc.                                                                  45,510
                                                                                                                       ------------
                                                                                                                          1,536,073
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Products - 0.0%             5,000   Smith & Wesson Holding Corp. (a)                                              51,700
                                       2,800   TAL International Group, Inc.                                                 74,732
                                                                                                                       ------------
                                                                                                                            126,432
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.4%                 9,800   American Equity Investment Life Holding Co.                                  127,694
                                       7,250   Delphi Financial Group Class A                                               293,335
                                       1,500   Great American Financial Resources, Inc.                                      34,575
                                         300   Kansas City Life Insurance Co.                                                14,946
                                         400   National Western Life Insurance Co. Class A                                   92,056
                                      19,800   The Phoenix Cos., Inc.                                                       314,622
                                       3,800   Presidential Life Corp.                                                       83,410
                                       6,700   Universal American Financial Corp. (a)                                       124,888
                                                                                                                       ------------
                                                                                                                          1,085,526
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line - 0.5%           5,700   Alfa Corp.                                                                   107,217
                                       2,000   CNA Surety Corp. (a)                                                          43,000
                                       5,600   Crawford & Co. Class B                                                        40,880
                                       1,000   EMC Insurance Group, Inc.                                                     34,120
                                       2,300   FBL Financial Group, Inc. Class A                                             89,884
                                       4,800   HealthExtras, Inc. (a)                                                       115,680
                                       6,400   Hilb Rogal & Hobbs Co.                                                       269,568
                                       7,500   Horace Mann Educators Corp.                                                  151,500
                                       4,400   Meadowbrook Insurance Group, Inc. (a)                                         43,516
                                       1,200   Pico Holdings, Inc. (a)                                                       41,724
                                       6,450   Zenith National Insurance Corp.                                              302,570
                                                                                                                       ------------
                                                                                                                          1,239,659
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty           5,700   21st Century Insurance Group                                                 100,605
- 1.4%                                 1,300   Affirmative Insurance Holdings, Inc.                                          21,151
                                       1,800   American Physicians Capital, Inc. (a)                                         72,072
                                       5,500   Argonaut Group, Inc. (a)                                                     191,730
                                       2,200   Baldwin & Lyons, Inc. Class B                                                 56,188
                                       2,700   Bristol West Holdings, Inc.                                                   42,741
                                       9,500   Commerce Group, Inc.                                                         282,625
                                       1,800   Darwin Professional Underwriters, Inc. (a)                                    42,210
                                       2,600   Direct General Corp.                                                          53,664
                                       1,600   Donegal Group, Inc. Class A                                                   31,344
                                       1,800   FPIC Insurance Group, Inc. (a)                                                70,146
                                       3,500   First Acceptance Corp. (a)                                                    37,520
                                      11,600   Fremont General Corp.                                                        188,036
                                       2,400   Harleysville Group, Inc.                                                      83,568
                                       3,600   Infinity Property & Casualty Corp.                                           174,204
                                       1,200   James River Group, Inc. (a)                                                   38,784
                                       2,000   The Midland Co.                                                               83,900
                                         500   NYMAGIC, Inc.                                                                 18,300
                                       2,800   National Interstate Corp.                                                     68,040
                                       2,300   Navigators Group, Inc. (a)                                                   110,814
                                       1,900   Odyssey Re Holdings Corp.                                                     70,870
                                      11,200   Ohio Casualty Corp.                                                          333,872

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       7,500   PMA Capital Corp. Class A (a)                                           $     69,150
                                       5,500   ProAssurance Corp. (a)                                                       274,560
                                       3,900   RLI Corp.                                                                    220,038
                                       1,400   SCPIE Holdings, Inc. (a)                                                      36,596
                                       2,500   Safety Insurance Group, Inc.                                                 126,775
                                       2,800   SeaBright Insurance Holdings, Inc. (a)                                        50,428
                                       4,800   Selective Insurance Group                                                    274,992
                                       2,500   State Auto Financial Corp.                                                    86,825
                                       3,000   Tower Group, Inc.                                                             93,210
                                       3,600   United Fire & Casualty Co.                                                   126,900
                                                                                                                       ------------
                                                                                                                          3,531,858
-----------------------------------------------------------------------------------------------------------------------------------
Investment Management                 14,226   Apollo Investment Corp.                                                      318,662
Companies - 0.7%                       8,822   Ares Capital Corp.                                                           168,588
                                       4,100   Calamos Asset Management, Inc. Class A                                       110,003
                                         400   Capital Southwest Corp.                                                       50,496
                                       1,900   Cohen & Steers, Inc.                                                          76,323
                                       1,000   GAMCO Investors, Inc. Class A                                                 38,460
                                       9,400   MCG Capital Corp.                                                            191,008
                                       3,100   NGP Capital Resources Co.                                                     51,925
                                       6,600   National Financial Partners Corp.                                            290,202
                                       2,600   Technology Investment Capital Corp.                                           41,964
                                      14,900   Waddell & Reed Financial, Inc. Class A                                       407,664
                                                                                                                       ------------
                                                                                                                          1,745,295
-----------------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches                       7,600   Fossil, Inc. (a)                                                             171,608
& Gemstones - 0.1%                     3,100   Movado Group, Inc.                                                            89,900
                                                                                                                       ------------
                                                                                                                            261,508
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.4%                    6,400   Bally Total Fitness Holding Corp. (a)                                         15,680
                                      13,300   Callaway Golf Co.                                                            191,653
                                       4,700   Great Wolf Resorts, Inc. (a)                                                  65,612
                                       8,300   K2, Inc. (a)                                                                 109,477
                                       5,300   Life Time Fitness, Inc. (a)                                                  257,103
                                      12,400   Six Flags, Inc. (a)                                                           64,976
                                       1,700   Steinway Musical Instruments, Inc. (a)                                        52,785
                                       5,300   Vail Resorts, Inc. (a)                                                       237,546
                                       2,500   West Marine, Inc. (a)                                                         43,175
                                                                                                                       ------------
                                                                                                                          1,038,007
-----------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.1%         7,850   Applied Industrial Technologies, Inc.                                        206,533
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.0%         1,850   Gehl Co. (a)                                                                  50,930
                                       2,000   Lindsay Manufacturing Co.                                                     65,300
                                                                                                                       ------------
                                                                                                                            116,230
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction                3,700   ASV, Inc. (a)                                                                 60,199
& Handling - 0.1%                      3,000   Astec Industries, Inc. (a)                                                   105,300
                                       1,000   NACCO Industries, Inc. Class A                                               136,600
                                                                                                                       ------------
                                                                                                                            302,099
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines - 0.1%              9,000   Briggs & Stratton Corp.                                                      242,550
                                       3,200   Raser Techonologies, Inc. (a)                                                 19,584
                                                                                                                       ------------
                                                                                                                            262,134
-----------------------------------------------------------------------------------------------------------------------------------
Machinery:                             4,800   Actuant Corp. Class A                                                        228,720
Industrial/Specialty - 0.5%            3,200   Columbus McKinnon Corp. (a)                                                   67,264
                                         800   DXP Enterprises, Inc. (a)                                                     28,032
                                       3,700   EnPro Industries, Inc. (a)                                                   122,877

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       2,400   Kadant, Inc. (a)                                                        $     58,512
                                       1,200   Middleby Corp. (a)                                                           125,604
                                       5,200   Nordson Corp.                                                                259,116
                                       2,900   Tecumseh Products Co. Class A (a)                                             49,010
                                       2,800   Tennant Co.                                                                   81,200
                                       5,300   Woodward Governor Co.                                                        210,463
                                                                                                                       ------------
                                                                                                                          1,230,798
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well                    2,000   Allis-Chalmers Energy, Inc. (a)                                               46,080
Equipment & Services - 1.2%            2,200   Basic Energy Services, Inc. (a)                                               54,230
                                       3,550   CARBO Ceramics, Inc.                                                         132,663
                                       4,600   Complete Production Services, Inc. (a)                                        97,520
                                       3,800   Dril-Quip, Inc. (a)                                                          148,808
                                       2,100   Gulf Island Fabrication, Inc.                                                 77,490
                                      17,900   Hanover Compressor Co. (a)                                                   338,131
                                       4,300   Hornbeck Offshore Services, Inc. (a)                                         153,510
                                       3,100   Hydril Co. (a)                                                               233,089
                                      12,400   Input/Output, Inc. (a)                                                       169,012
                                       2,600   Lufkin Industries, Inc.                                                      151,008
                                       2,600   NATCO Group, Inc. Class A (a)                                                 82,888
                                      15,600   Newpark Resources, Inc. (a)                                                  112,476
                                       8,700   Oil States International, Inc. (a)                                           280,401
                                      18,900   Parker Drilling Co. (a)                                                      154,413
                                       5,625   RPC, Inc.                                                                     94,950
                                       6,300   Sulphco, Inc. (a)                                                             29,736
                                       1,600   Superior Well Services, Inc. (a)                                              40,896
                                         300   T-3 Energy Services, Inc. (a)                                                  6,615
                                       2,100   Trico Marine Services, Inc. (a)                                               80,451
                                       1,600   Union Drilling, Inc. (a)                                                      22,528
                                       5,300   Universal Compression Holdings, Inc. (a)                                     329,183
                                       5,200   W-H Energy Services, Inc. (a)                                                253,188
                                                                                                                       ------------
                                                                                                                          3,089,266
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.2%            5,550   Bucyrus International, Inc.                                                  287,268
                                       2,200   Cascade Corp.                                                                116,380
                                       3,300   Semitool, Inc. (a)                                                            43,923
                                       2,400   TurboChef Technologies, Inc. (a)                                              40,848
                                                                                                                       ------------
                                                                                                                            488,419
-----------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%              900   Cavco Industries, Inc. (a)                                                    31,536
                                      13,400   Champion Enterprises, Inc. (a)                                               125,424
                                       1,700   Palm Harbor Homes, Inc. (a)                                                   23,834
                                       1,200   Skyline Corp.                                                                 48,264
                                                                                                                       ------------
                                                                                                                            229,058
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                   8,500   Federal Signal Corp.                                                         136,340
                                       2,200   Standex International Corp.                                                   66,286
                                                                                                                       ------------
                                                                                                                            202,626
-----------------------------------------------------------------------------------------------------------------------------------
Medical & Dental                       3,500   Abaxis, Inc. (a)                                                              67,375
Instruments & Supplies - 2.6%          5,100   Abiomed, Inc. (a)                                                             71,910
                                       9,700   Align Technology, Inc. (a)                                                   135,509
                                      12,300   American Medical Systems Holdings, Inc. (a)(c)                               227,796
                                       2,100   Angiodynamics, Inc. (a)                                                       45,129
                                       4,000   Arrow International, Inc.                                                    141,520
                                       3,300   Bio-Rad Laboratories, Inc. Class A (a)                                       272,316

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       3,000   Biosite, Inc. (a)                                                       $    146,550
                                       9,500   Cepheid, Inc. (a)                                                             80,750
                                       4,700   Cerus Corp. (a)                                                               27,542
                                       4,200   Conceptus, Inc. (a)                                                           89,418
                                       4,900   Conmed Corp. (a)                                                             113,288
                                       4,800   Conor Medsystems, Inc. (a)                                                   150,384
                                       3,800   Cyberonics, Inc. (a)                                                          78,432
                                       4,000   DJO, Inc. (a)                                                                171,280
                                       3,000   DexCom, Inc. (a)                                                              29,580
                                       2,400   ev3, Inc. (a)                                                                 41,352
                                       3,300   FoxHollow Technologies, Inc. (a)                                              71,214
                                       4,100   I-Flow Corp. (a)                                                              61,295
                                       2,500   ICU Medical, Inc. (a)                                                        101,700
                                       3,100   IRIS International, Inc. (a)                                                  39,215
                                      11,950   Immucor, Inc. (a)                                                            349,299
                                       5,400   Invacare Corp.                                                               132,570
                                       4,900   Inverness Medical Innovations, Inc. (a)                                      189,630
                                       7,800   Kyphon, Inc. (a)                                                             315,120
                                       1,600   Landauer, Inc.                                                                83,952
                                       5,900   Lifecell Corp. (a)                                                           142,426
                                       1,200   Medical Action Industries, Inc. (a)                                           38,688
                                       6,400   Mentor Corp.                                                                 312,768
                                       3,650   Meridian Bioscience, Inc.                                                     89,535
                                       4,800   Merit Medical Systems, Inc. (a)                                               76,032
                                       3,000   Molecular Devices Corp. (a)                                                   63,210
                                         600   Northstar Neuroscience, Inc. (a)                                               8,628
                                       5,800   NuVasive, Inc. (a)                                                           133,980
                                       8,100   OraSure Technologies, Inc. (a)                                                66,906
                                       7,000   Owens & Minor, Inc.                                                          218,890
                                      11,900   PSS World Medical, Inc. (a)                                                  232,407
                                       3,100   Palomar Medical Technologies, Inc. (a)                                       157,077
                                       4,000   PolyMedica Corp.                                                             161,640
                                       2,900   SonoSite, Inc. (a)                                                            89,697
                                       5,700   Spectranetic Corp. (a)                                                        64,353
                                       4,100   Stereotaxis, Inc. (a)                                                         42,312
                                      11,900   Steris Corp.                                                                 299,523
                                       2,800   SurModics, Inc. (a)                                                           87,136
                                       6,100   Symmetry Medical, Inc. (a)                                                    84,363
                                      12,600   ThermoGenesis Corp. (a)                                                       53,928
                                       9,300   Thoratec Corp. (a)                                                           163,494
                                       5,100   Ventana Medical Systems, Inc. (a)                                            219,453
                                       5,700   Viasys Healthcare, Inc. (a)                                                  158,574
                                       1,200   Vital Signs, Inc.                                                             59,904
                                       5,700   West Pharmaceutical Services, Inc.                                           292,011
                                       6,000   Wright Medical Group, Inc. (a)                                               139,680
                                         400   Young Innovations, Inc.                                                       13,320
                                                                                                                       ------------
                                                                                                                          6,704,061
-----------------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.2%                2,400   Air Methods Corp. (a)                                                         67,008
                                       6,500   Magellan Health Services, Inc. (a)                                           280,930
                                       4,600   Option Care, Inc.                                                             65,550


Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       4,800   Parexel International Corp. (a)                                         $    139,056
                                       3,000   RehabCare Group, Inc. (a)                                                     44,550
                                                                                                                       ------------
                                                                                                                            597,094
-----------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 0.9%               1,100   Ampco-Pittsburgh Corp.                                                        36,828
                                       2,800   CIRCOR International, Inc.                                                   103,012
                                         300   Compx International, Inc.                                                      6,048
                                       2,100   Dynamic Materials Corp.                                                       58,926
                                       4,100   Encore Wire Corp.                                                             90,241
                                       2,400   Insteel Industries, Inc.                                                      42,696
                                       5,000   Kaydon Corp.                                                                 198,700
                                       2,400   LB Foster Co. Class A (a)                                                     62,184
                                       5,400   Lone Star Technologies, Inc. (a)                                             261,414
                                      17,180   Mueller Water Products, Inc. Series A                                        255,467
                                       4,400   NN, Inc.                                                                      54,692
                                       6,600   Quanex Corp.                                                                 228,294
                                       3,600   RBC Bearings, Inc. (a)                                                       103,176
                                       4,000   RTI International Metals, Inc. (a)                                           312,880
                                       4,600   Ryerson, Inc.                                                                115,414
                                       3,500   Superior Essex, Inc. (a)                                                     116,375
                                       3,200   Valmont Industries, Inc.                                                     177,568
                                                                                                                       ------------
                                                                                                                          2,223,915
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals                      1,800   AM Castle & Co.                                                               45,810
Miscellaneous - 0.5%                   3,900   AMCOL International Corp.                                                    108,186
                                       3,400   Brush Engineered Materials, Inc. (a)                                         114,818
                                       7,700   Cleveland-Cliffs, Inc.                                                       372,988
                                       5,600   Compass Minerals International, Inc.                                         176,736
                                      17,200   GrafTech International Ltd. (a)                                              119,024
                                      20,800   Hecla Mining Co. (a)                                                         159,328
                                       3,500   Minerals Technologies, Inc.                                                  205,765
                                       7,200   Stillwater Mining Co. (a)                                                     89,928
                                                                                                                       ------------
                                                                                                                          1,392,583
-----------------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain                 1,700   MGP Ingredients, Inc.                                                         38,437
Processing - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Business &               1,700   Core-Mark Holdings Co., Inc. (a)                                              56,865
Consumer Discretionary - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer Staples         2,900   Reddy Ice Holdings, Inc.                                                      74,878
- 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials                4,700   Ceradyne, Inc. (a)                                                           265,550
& Commodities - 0.2%                   5,900   Symyx Technologies Inc. (a)                                                  127,381
                                       2,900   WD-40 Co.                                                                    101,123
                                                                                                                       ------------
                                                                                                                            494,054
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials                4,800   Insituform Technologies, Inc. Class A (a)                                    124,128
& Processing - 0.3%                    4,600   Metal Management, Inc.                                                       174,110
                                       3,100   Rogers Corp. (a)                                                             183,365
                                      15,300   USEC, Inc. (a)                                                               194,616
                                       1,700   Xerium Technologies, Inc.                                                     16,643
                                                                                                                       ------------
                                                                                                                            692,862
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer                13,600   BE Aerospace, Inc. (a)                                                       349,248
Durables - 0.2%                        6,700   Blount International, Inc. (a)                                                90,182
                                                                                                                       ------------
                                                                                                                            439,430
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology - 0.1%        4,100   IHS, Inc. Class A (a)                                                   $    161,868
                                       2,000   iRobot Corp. (a)                                                              36,120
                                                                                                                       ------------
                                                                                                                            197,988
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies - 0.3%          2,300   Compass Diversified Trust                                                     39,445
                                       9,700   GenCorp, Inc. (a)                                                            135,994
                                       2,200   GenTek Inc. (a)                                                               76,098
                                       4,200   Kaman Corp. Class A                                                           94,038
                                       4,300   Lancaster Colony Corp.                                                       190,533
                                       2,800   Raven Industries, Inc.                                                        75,040
                                       1,200   Sequa Corp. Class A (a)                                                      138,072
                                                                                                                       ------------
                                                                                                                            749,220
-----------------------------------------------------------------------------------------------------------------------------------
Office Furniture &                     7,864   ACCO Brands Corp. (a)                                                        208,160
Business Equipment - 0.4%             11,600   Herman Miller, Inc.                                                          421,776
                                       4,300   Kimball International, Inc. Class B                                          104,490
                                       5,800   Knoll, Inc.                                                                  127,600
                                       5,200   Presstek, Inc. (a)                                                            33,072
                                                                                                                       ------------
                                                                                                                            895,098
-----------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.1%               4,700   Atwood Oceanics, Inc. (a)                                                    230,159
                                       2,300   Bois d'Arc Energy, Inc. (a)                                                   33,649
                                       3,600   Hercules Offshore, Inc. (a)                                                  104,040
                                                                                                                       ------------
                                                                                                                            367,848
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 2.0%            3,500   ATP Oil & Gas Corp. (a)                                                      138,495
                                       1,900   Arena Resources, Inc. (a)                                                     81,149
                                       3,000   Atlas America, Inc. (a)                                                      152,910
                                      12,500   Aurora Oil & Gas Corp. (a)                                                    40,125
                                       6,200   Berry Petroleum Co. Class A                                                  192,262
                                       5,000   Bill Barrett Corp. (a)                                                       136,050
                                       7,900   Brigham Exploration Co. (a)                                                   57,749
                                       2,400   Bronco Drilling Co., Inc. (a)                                                 41,256
                                       3,600   Callon Petroleum Co. (a)                                                      54,108
                                       3,700   Carrizo Oil & Gas, Inc. (a)                                                  107,374
                                         900   Clayton Williams Energy, Inc. (a)                                             32,679
                                       7,500   Comstock Resources, Inc. (a)                                                 232,950
                                         700   Delek US Holdings, Inc.                                                       11,473
                                       9,100   EXCO Resources, Inc. (a)                                                     153,881
                                       3,000   Edge Petroleum Corp. (a)                                                      54,720
                                       9,300   Encore Acquisition Co. (a)                                                   228,129
                                       6,700   Energy Partners Ltd. (a)                                                     163,614
                                       5,100   The Exploration Co. of Delaware, Inc. (a)                                     68,034
                                      12,800   Gasco Energy, Inc. (a)                                                        31,360
                                       4,300   GeoGlobal Resources, Inc. (a)                                                 33,755
                                       2,200   Goodrich Petroleum Corp. (a)                                                  79,596
                                      34,000   Grey Wolf, Inc. (a)                                                          233,240
                                         900   Gulfport Energy Corp. (a)                                                     12,231
                                       6,500   Harvest Natural Resources, Inc. (a)                                           69,095
                                       5,100   Houston Exploration Co. (a)                                                  264,078
                                      12,900   Mariner Energy, Inc. (a)                                                     252,840
                                       4,300   McMoRan Exploration Co. (a)                                                   61,146
                                      15,200   Meridian Resource Corp. (a)                                                   46,968
                                       6,100   Parallel Petroleum Corp. (a)                                                 107,177
                                      24,950   PetroHawk Energy Corp. (a)                                                   286,925

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       2,900   Petroleum Development Corp. (a)                                         $    124,845
                                       7,200   Petroquest Energy, Inc. (a)                                                   91,728
                                       7,300   Pioneer Drilling Co. (a)                                                      96,944
                                       3,400   Quest Resource Corp. (a)                                                      34,340
                                       2,800   Resource America, Inc. Class A                                                73,920
                                       8,900   Rosetta Resources, Inc. (a)                                                  166,163
                                       5,100   Stone Energy Corp. (a)                                                       180,285
                                       5,100   Swift Energy Co. (a)                                                         228,531
                                       2,100   Toreador Resources Corp. (a)                                                  54,117
                                      13,700   Transmeridian Exploration, Inc. (a)                                           47,265
                                       3,590   VeraSun Energy Corp. (a)                                                      70,903
                                       9,400   Warren Resources, Inc. (a)                                                   110,168
                                       4,100   Western Refining, Inc.                                                       104,386
                                       6,500   Whiting Petroleum Corp. (a)                                                  302,900
                                                                                                                       ------------
                                                                                                                          5,111,864
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic - 0.2%        9,300   Delta Petroleum Corp. (a)                                                    214,923
                                       1,400   GMX Resources Inc. (a)                                                        49,700
                                       2,600   Giant Industries, Inc. (a)                                                   194,870
                                         400   Ram Energy Resources, Inc. (a)                                                 2,204
                                                                                                                       ------------
                                                                                                                            461,697
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated International         10,100   Vaalco Energy, Inc. (a)                                                       68,175
- 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%               7,500   Ferro Corp.                                                                  155,175
                                      10,400   H.B. Fuller Co.                                                              268,528
                                         400   Kronos Worldwide, Inc.                                                        13,024
                                                                                                                       ------------
                                                                                                                            436,727
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.4%                           4,700   Albany International Corp. Class A                                           154,677
                                       9,800   Bowater, Inc.                                                                220,500
                                       5,900   Buckeye Technologies, Inc. (a)                                                70,682
                                       5,000   Caraustar Industries, Inc. (a)                                                40,450
                                       3,500   Chesapeake Corp.                                                              59,570
                                       4,800   Mercer International, Inc.-Sbi (a)                                            56,976
                                       2,600   Neenah Paper, Inc.                                                            91,832
                                       7,800   P.H. Glatfelter Co.                                                          120,900
                                       5,600   Rock-Tenn Co. Class A                                                        151,816
                                       7,900   Wausau Paper Corp.                                                           118,421
                                                                                                                       ------------
                                                                                                                          1,085,824
-----------------------------------------------------------------------------------------------------------------------------------
Plastics - 0.1%                        2,400   The Lamson & Sessions Co. (a)                                                 58,224
                                       1,800   PW Eagle, Inc.                                                                62,100
                                       5,600   Spartech Corp.                                                               146,832
                                                                                                                       ------------
                                                                                                                            267,156
-----------------------------------------------------------------------------------------------------------------------------------
Pollution Control &                    2,700   American Ecology Corp.                                                        49,977
Environmental Services - 0.1%          1,100   Basin Water, Inc. (a)                                                          7,447
                                      14,000   Darling International, Inc. (a)                                               77,140
                                       7,400   Headwaters, Inc. (a)                                                         177,304
                                       1,600   Team, Inc. (a)                                                                55,728
                                                                                                                       ------------
                                                                                                                            367,596
-----------------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment           5,400   Regal-Beloit Corp.                                                           283,554
- 0.1%
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services            5,600   Bowne & Co., Inc.                                                       $     89,264
- 0.1%                                 9,300   Cenveo, Inc. (a)                                                             197,160
                                       2,700   Schawk, Inc.                                                                  52,758
                                                                                                                       ------------
                                                                                                                            339,182
-----------------------------------------------------------------------------------------------------------------------------------
Production Technology                  6,600   ATMI, Inc. (a)                                                               201,498
Equipment - 1.3%                      17,600   Axcelis Technologies, Inc. (a)                                               102,608
                                      13,083   Brooks Automation, Inc. (a)                                                  188,395
                                       8,200   Cognex Corp.                                                                 195,324
                                      17,400   Credence Systems Corp. (a)                                                    90,480
                                       6,800   Cymer, Inc. (a)                                                              298,860
                                       3,500   Dionex Corp. (a)                                                             198,485
                                       5,100   Electro Scientific Industries, Inc. (a)                                      102,714
                                       7,000   Emcore Corp. (a)                                                              38,710
                                      24,195   Entegris, Inc. (a)                                                           261,790
                                       4,500   Esterline Technologies Corp. (a)                                             181,035
                                       4,200   FEI Co. (a)                                                                  110,754
                                       3,700   Intevac, Inc. (a)                                                             96,015
                                       9,900   Kulicke & Soffa Industries, Inc. (a)                                          83,160
                                      10,700   LTX Corp. (a)                                                                 59,920
                                       3,200   MTS Systems Corp.                                                            123,584
                                       9,200   Mattson Technology, Inc. (a)                                                  85,744
                                       3,000   Photon Dynamics, Inc. (a)                                                     35,070
                                       7,300   Photronics, Inc. (a)                                                         119,282
                                       2,700   Rofin-Sinar Technologies, Inc. (a)                                           163,242
                                       4,313   Rudolph Technologies, Inc. (a)                                                68,663
                                       4,200   Ultratech, Inc. (a)                                                           52,416
                                      10,000   Varian Semiconductor Equipment Associates, Inc. (a)                          455,200
                                                                                                                       ------------
                                                                                                                          3,312,949
-----------------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous              4,200   Banta Corp.                                                                  152,880
- 0.4%                                 2,000   Consolidated Graphics, Inc. (a)                                              118,140
                                       1,700   Courier Corp.                                                                 66,249
                                       2,880   GateHouse Media, Inc.                                                         53,453
                                       4,400   Martha Stewart Living Omnimedia, Inc. Class A                                 96,360
                                       3,700   Playboy Enterprises, Inc. Class B (a)                                         42,402
                                      34,700   Primedia, Inc. (a)                                                            58,643
                                       2,400   Private Media Group, Inc. (a)                                                  9,672
                                      16,900   The Reader's Digest Association, Inc. Class A                                282,230
                                       6,200   Scholastic Corp. (a)                                                         222,208
                                                                                                                       ------------
                                                                                                                          1,102,237
-----------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.3%         15,900   Belo Corp. Class A                                                           292,083
                                       7,700   Journal Communications, Inc. Class A                                          97,097
                                       6,800   Journal Register Co.                                                          49,640
                                       8,000   Lee Enterprises, Inc.                                                        248,480
                                       3,900   Media General, Inc. Class A                                                  144,963
                                      13,000   Sun-Times Media Group, Inc.                                                   63,830
                                                                                                                       ------------
                                                                                                                            896,093
-----------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.5%         9,000   CKX, Inc. (a)                                                                105,570
                                       6,500   Citadel Broadcasting Corp.                                                    64,740
                                       7,900   Cox Radio, Inc. Class A (a)                                                  128,770
                                      15,000   Cumulus Media, Inc. Class A (a)                                              155,850
                                       6,800   Emmis Communications Corp. Class A                                            56,032

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       5,600   Entercom Communications Corp.                                           $    157,808
                                       1,100   Fisher Communications, Inc. (a)                                               48,631
                                       7,400   Gray Television, Inc.                                                         54,242
                                       4,700   Lin TV Corp. Class A (a)                                                      46,765
                                       3,000   Outdoor Channel Holdings, Inc. (a)                                            38,490
                                      13,300   Radio One, Inc. Class D (a)                                                   89,642
                                       2,300   Salem Communications Corp. Class A                                            27,485
                                       8,000   Sinclair Broadcast Group, Inc. Class A                                        84,000
                                       7,700   Spanish Broadcasting System, Inc. Class A (a)                                 31,647
                                      12,200   Westwood One, Inc.                                                            86,132
                                       3,800   World Wrestling Entertainment, Inc.                                           61,940
                                                                                                                       ------------
                                                                                                                          1,237,744
-----------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.2%              1,300   American Railcar Industries, Inc.                                             44,252
                                       2,200   Freightcar America, Inc.                                                     121,990
                                       2,400   Greenbrier Cos., Inc.                                                         72,000
                                       8,500   Westinghouse Air Brake Technologies Corp.                                    258,230
                                                                                                                       ------------
                                                                                                                            496,472
-----------------------------------------------------------------------------------------------------------------------------------
Railroads - 0.2%                       6,200   Florida East Coast Industries, Inc.                                          369,520
                                       6,350   Genesee & Wyoming, Inc. Class A (a)                                          166,624
                                       6,800   RailAmerica, Inc. (a)                                                        109,344
                                                                                                                       ------------
                                                                                                                            645,488
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.3%                       700   AMREP Corp.                                                                   85,750
                                       1,000   Avatar Holdings, Inc. (a)                                                     80,850
                                       3,700   Bluegreen Corp. (a)                                                           47,471
                                       1,800   California Coastal Communities, Inc.                                          38,610
                                       1,000   Consolidated-Tomoka Land Co.                                                  72,400
                                       2,400   Housevalues, Inc. (a)                                                         13,512
                                       3,400   Newkirk Realty Trust, Inc.                                                    61,336
                                       1,900   Tejon Ranch Co. (a)                                                          106,096
                                                                                                                       ------------
                                                                                                                            506,025
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts          5,600   Acadia Realty Trust                                                          140,112
(REITs) - 6.9%                         6,000   Affordable Residential Communities Inc. (a)                                   69,900
                                       1,400   Agree Realty Corp.                                                            48,118
                                         400   Alexander's, Inc. (a)                                                        167,860
                                       5,200   Alexandria Real Estate Equities, Inc.                                        522,080
                                       3,000   American Campus Communities, Inc.                                             85,410
                                      22,700   American Financial Realty Trust (c)                                          259,688
                                       7,700   American Home Mortgage Investment Corp.                                      270,424
                                      10,000   Anthracite Capital, Inc.                                                     127,300
                                       7,900   Anworth Mortgage Asset Corp.                                                  75,129
                                       2,100   Arbor Realty Trust, Inc.                                                      63,189
                                       8,500   Ashford Hospitality Trust, Inc.                                              105,825
                                      11,600   BioMed Realty Trust, Inc.                                                    331,760
                                       5,800   Capital Lease Funding, Inc.                                                   67,280
                                       1,700   Capital Trust, Inc.                                                           84,898
                                       5,300   Cedar Shopping Centers, Inc.                                                  84,323
                                       1,900   CentraCore Properties Trust                                                   61,427
                                       5,900   Corporate Office Properties Trust                                            297,773
                                       6,700   Cousins Properties, Inc.                                                     236,309
                                      13,800   Crescent Real Estate EQT Co. (c)                                             272,550
                                       9,100   Deerfield Triarc Capital Corp.                                               154,063

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      11,300   DiamondRock Hospitality Co.                                             $    203,513
                                       4,540   Digital Realty Trust, Inc.                                                   155,404
                                       3,900   Eastgroup Properties, Inc.                                                   208,884
                                       4,600   Education Realty Trust, Inc.                                                  67,942
                                       4,600   Entertainment Properties Trust                                               268,824
                                       9,600   Equity Inns, Inc.                                                            153,216
                                       3,400   Equity Lifestyle Properties, Inc.                                            185,062
                                       6,700   Equity One, Inc.                                                             178,622
                                       8,200   Extra Space Storage, Inc.                                                    149,732
                                      10,700   FelCor Lodging Trust, Inc.                                                   233,688
                                       8,500   Fieldstone Investment Corp.                                                   37,230
                                       7,900   First Industrial Realty Trust, Inc.                                          370,431
                                       3,600   First Potomac Realty Trust                                                   104,796
                                       8,700   Franklin Street Properties Corp.                                             183,135
                                      25,800   Friedman Billings Ramsey Group, Inc. Class A                                 206,400
                                       7,000   GMH Communities Trust                                                         71,050
                                       3,100   Getty Realty Corp.                                                            95,790
                                       6,400   Glimcher Realty Trust                                                        170,944
                                       2,800   Gramercy Capital Corp.                                                        86,492
                                       1,176   Health Care REIT, Inc.                                                        50,592
                                       8,400   Healthcare Realty Trust, Inc.                                                332,136
                                       4,900   Hersha Hospitality Trust                                                      55,566
                                      10,500   Highland Hospitality Corp.                                                   149,625
                                       9,500   Highwoods Properties, Inc.                                                   387,220
                                       6,100   Home Properties, Inc.                                                        361,547
                                       9,900   HomeBanc Corp.                                                                41,877
                                      13,400   IMPAC Mortgage Holdings, Inc.                                                117,920
                                      11,900   Inland Real Estate Corp.                                                     222,768
                                       7,600   Innkeepers USA Trust                                                         117,800
                                       8,200   Investors Real Estate Trust                                                   84,132
                                       4,300   JER Investors Trust, Inc.                                                     88,881
                                      14,100   KKR Financial Corp.                                                          377,739
                                       5,000   Kite Realty Group Trust                                                       93,100
                                       4,100   LTC Properties, Inc.                                                         111,971
                                       7,000   LaSalle Hotel Properties                                                     320,950
                                      11,010   Lexington Corporate Properties Trust                                         246,844
                                      14,805   Longview Fibre Co.                                                           324,970
                                       6,900   Luminent Mortgage Capital, Inc.                                               66,999
                                      13,800   MFA Mortgage Investments, Inc.                                               106,122
                                       6,600   Maguire Properties, Inc.                                                     264,000
                                       7,000   Medical Properties Trust, Inc.                                               107,100
                                       4,100   Mid-America Apartment Communities, Inc.                                      234,684
                                       9,900   The Mills Corp.                                                              198,000
                                       5,800   MortgageIT Holdings, Inc.                                                     85,550
                                       4,100   National Health Investors, Inc.                                              135,300
                                      10,200   National Retail Properties, Inc.                                             234,090
                                      13,100   Nationwide Health Properties, Inc.                                           395,882
                                       7,700   Newcastle Investment Corp.                                                   241,164
                                       7,400   NorthStar Realty Finance Corp.                                               122,618
                                       5,800   Novastar Financial, Inc.                                                     154,570
                                      10,200   Omega Healthcare Investors, Inc.                                             180,744

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       2,800   PS Business Parks, Inc.                                                 $    197,988
                                       2,500   Parkway Properties, Inc.                                                     127,525
                                       6,400   Pennsylvania Real Estate Investment Trust                                    252,032
                                       7,500   Post Properties, Inc.                                                        342,750
                                       6,739   Potlatch Corp.                                                               295,303
                                       9,130   RAIT Investment Trust                                                        314,802
                                       3,000   Ramco-Gershenson Properties Trust                                            114,420
                                      16,600   Realty Income Corp.                                                          459,820
                                       3,400   Redwood Trust, Inc.                                                          197,472
                                       4,600   Republic Property Trust                                                       53,084
                                       1,900   Saul Centers, Inc.                                                           104,861
                                      11,200   Senior Housing Properties Trust                                              274,176
                                       3,100   Sovran Self Storage, Inc.                                                    177,568
                                      17,000   Spirit Finance Corp.                                                         211,990
                                      12,800   Strategic Hotel Capital, Inc.                                                278,912
                                       3,200   Sun Communities, Inc.                                                        103,552
                                      10,200   Sunstone Hotel Investors, Inc.                                               272,646
                                       5,400   Tanger Factory Outlet Centers, Inc.                                          211,032
                                       2,300   Tarragon Corp.                                                                27,991
                                      11,900   Trustreet Properties, Inc.                                                   200,515
                                       8,200   U-Store-It Trust                                                             168,510
                                       2,100   Universal Health Realty Income Trust                                          81,858
                                       3,900   Urstadt Biddle Properties, Inc. Class A                                       74,451
                                       7,400   Washington Real Estate Investment Trust                                      296,000
                                       4,600   Winston Hotels, Inc.                                                          60,950
                                       2,100   Winthrop Realty Trust, Inc.                                                   14,385
                                                                                                                       ------------
                                                                                                                         17,583,627
-----------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats          2,300   Arctic Cat, Inc.                                                              40,457
- 0.3%                                11,100   Fleetwood Enterprises, Inc. (a)                                               87,801
                                       1,600   Marine Products Corp.                                                         18,784
                                       4,700   Monaco Coach Corp.                                                            66,552
                                       7,300   Polaris Industries, Inc.                                                     341,859
                                       5,700   Winnebago Industries, Inc.                                                   187,587
                                                                                                                       ------------
                                                                                                                            743,040
-----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:             2,900   Electro Rent Corp. (a)                                                        48,430
Commercial - 0.1%                      2,000   H&E Equipment Services, Inc. (a)                                              49,540
                                       1,600   Interpool, Inc.                                                               37,376
                                       1,600   Marlin Business Services, Inc. (a)                                            38,448
                                       3,900   McGrath RentCorp                                                             119,457
                                       5,200   Williams Scotsman International, Inc. (a)                                    102,024
                                                                                                                       ------------
                                                                                                                            395,275
-----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:             7,700   Aaron Rents, Inc.                                                            221,606
Consumer - 0.4%                        1,800   Amerco, Inc. (a)                                                             156,618
                                       4,300   Dollar Thrifty Automotive Group (a)                                          196,123
                                      12,200   Rent-A-Center, Inc. (a)                                                      360,022
                                                                                                                       ------------
                                                                                                                            934,369
-----------------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.8%                     4,500   AFC Enterprises, Inc. (a)                                                     79,515
                                      13,050   Applebee's International, Inc.                                               321,943
                                       2,400   BJ's Restaurants, Inc. (a)                                                    48,504
                                       6,300   Bob Evans Farms, Inc.                                                        215,586
                                       1,300   Buffalo Wild Wings, Inc. (a)                                                  69,160

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       5,458   CBRL Group, Inc.                                                        $    244,300
                                       5,800   CEC Entertainment, Inc. (a)                                                  233,450
                                      10,500   CKE Restaurants, Inc.                                                        193,200
                                       3,500   California Pizza Kitchen, Inc. (a)                                           116,585
                                       4,600   Chipotle Mexican Grill, Inc. Class B (a)                                     239,200
                                       5,200   Cosi, Inc. (a)                                                                26,468
                                      16,000   Denny's Corp. (a)                                                             75,040
                                       6,700   Domino's Pizza, Inc.                                                         187,600
                                       3,200   IHOP Corp.                                                                   168,640
                                       6,200   Jack in the Box, Inc. (a)                                                    378,448
                                       9,500   Krispy Kreme Doughnuts, Inc. (a)                                             105,450
                                       2,900   Landry's Restaurants, Inc.                                                    87,261
                                       3,800   Luby's, Inc. (a)                                                              41,382
                                       1,800   McCormick & Schmick's Seafood Restaurants, Inc. (a)                           43,272
                                         700   Morton's Restaurant Group, Inc. (a)                                           11,655
                                       4,100   O'Charleys, Inc. (a)                                                          87,248
                                       4,700   PF Chang's China Bistro, Inc. (a)                                            180,386
                                       4,300   Papa John's International, Inc. (a)                                          124,743
                                       5,900   Rare Hospitality International, Inc. (a)                                     194,287
                                       2,900   Red Robin Gourmet Burgers, Inc. (a)                                          103,965
                                      10,400   Ruby Tuesday, Inc.                                                           285,376
                                       2,900   Ruth's Chris Steak House, Inc. (a)                                            53,012
                                      11,970   Sonic Corp. (a)                                                              286,682
                                       4,900   The Steak n Shake Co. (a)                                                     86,240
                                       9,200   Texas Roadhouse, Inc. Class A (a)                                            121,992
                                      10,800   Triarc Cos.                                                                  216,000
                                                                                                                       ------------
                                                                                                                          4,626,590
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 3.9%                          6,000   1-800-FLOWERS.COM, Inc. Class A (a)                                           36,960
                                       8,300   99 Cents Only Stores (a)                                                     101,011
                                       2,700   AC Moore Arts & Crafts, Inc. (a)                                              58,509
                                       9,600   Aeropostale, Inc. (a)                                                        296,352
                                       2,700   America's Car Mart, Inc. (a)                                                  32,022
                                       1,700   Asbury Automotive Group, Inc.                                                 40,052
                                       4,100   bebe Stores, Inc.                                                             81,139
                                       4,000   Big 5 Sporting Goods Corp.                                                    97,680
                                      19,800   Big Lots, Inc. (a)                                                           453,816
                                      33,400   Blockbuster, Inc. Class A (a)                                                176,686
                                       2,500   Blue Nile, Inc. (a)                                                           92,225
                                       1,200   The Bon-Ton Stores, Inc.                                                      41,580
                                       2,500   Books-A-Million, Inc.                                                         56,700
                                      11,400   Borders Group, Inc.                                                          254,790
                                       4,950   Brown Shoe Co., Inc. (c)                                                     236,313
                                       1,600   The Buckle, Inc.                                                              81,360
                                       2,500   Build-A-Bear Workshop, Inc. (a)                                               70,050
                                       7,700   CSK Auto Corp. (a)                                                           132,055
                                       5,600   Cabela's, Inc. Class A (a)                                                   135,128
                                       2,100   Cache, Inc. (a)                                                               53,004
                                       5,400   Casual Male Retail Group, Inc. (a)                                            70,470
                                       5,400   The Cato Corp. Class A                                                       123,714
                                       3,800   Central Garden and Pet Co. (a)                                               183,996
                                       2,700   Charlotte Russe Holding, Inc. (a)                                             83,025

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      21,500   Charming Shoppes, Inc. (a)                                              $    290,895
                                       4,000   The Children's Place Retail Stores, Inc. (a)                                 254,080
                                       6,400   Christopher & Banks Corp.                                                    119,424
                                       1,400   Conn's, Inc. (a)                                                              32,578
                                       3,900   Cost Plus, Inc. (a)                                                           40,170
                                         100   DEB Shops, Inc.                                                                2,640
                                       3,644   dELiA*s, Inc. (a)                                                             38,225
                                       8,100   Dress Barn, Inc. (a)                                                         188,973
                                      13,700   drugstore.com, Inc. (a)                                                       50,142
                                       6,300   Ezcorp, Inc. (a)                                                             102,375
                                       2,300   FTD Group, Inc. (a)                                                           41,147
                                       7,000   Fred's, Inc.                                                                  84,280
                                       6,900   GSI Commerce, Inc. (a)                                                       129,375
                                       2,800   Gaiam, Inc. (a)                                                               38,304
                                       4,100   Genesco, Inc. (a)                                                            152,930
                                       8,200   Global Imaging Systems, Inc. (a)                                             179,990
                                       4,400   Group 1 Automotive, Inc.                                                     227,568
                                       4,600   Guitar Center, Inc. (a)                                                      209,116
                                       5,800   Gymboree Corp. (a)                                                           221,328
                                       7,800   HOT Topic, Inc. (a)                                                          104,052
                                       6,350   Hibbett Sporting Goods, Inc. (a)                                             193,866
                                       8,500   Insight Enterprises, Inc. (a)                                                160,395
                                       4,200   Jo-Ann Stores, Inc. (a)                                                      103,320
                                       3,125   Jos. A. Bank Clothiers, Inc. (a)                                              91,719
                                         979   Lawson Products, Inc.                                                         44,926
                                       2,800   Lithia Motors, Inc. Class A                                                   80,528
                                       2,900   MarineMax, Inc. (a)                                                           75,197
                                       8,400   Men's Wearhouse, Inc.                                                        321,384
                                       3,600   New York & Co. (a)                                                            47,088
                                       2,000   Overstock.com, Inc. (a)                                                       31,600
                                       9,500   PEP Boys-Manny, Moe & Jack                                                   141,170
                                      12,800   Pacific Sunwear of California, Inc. (a)                                      250,624
                                       4,000   The Pantry, Inc. (a)                                                         187,360
                                      11,700   Payless Shoesource, Inc. (a)                                                 383,994
                                       3,300   PetMed Express, Inc. (a)                                                      44,055
                                      15,200   Pier 1 Imports, Inc.                                                          90,440
                                       4,500   Priceline.com, Inc. (a)                                                      196,245
                                         200   Pricesmart, Inc. (a)                                                           3,582
                                       5,100   Restoration Hardware, Inc. (a)                                                43,401
                                       3,500   Retail Ventures, Inc. (a)                                                     66,640
                                       3,800   Rush Enterprises, Inc. Class A (a)                                            64,296
                                       3,400   Russ Berrie & Co., Inc. (a)                                                   52,530
                                       4,000   School Specialty, Inc. (a)                                                   149,960
                                       5,300   Sonic Automotive, Inc.                                                       153,912
                                       4,700   Stage Stores, Inc.                                                           142,833
                                       3,300   Stamps.com, Inc. (a)                                                          51,975
                                       4,600   Stein Mart, Inc.                                                              60,996
                                       3,900   Talbots, Inc.                                                                 93,990
                                       5,300   Tuesday Morning Corp.                                                         82,415
                                       5,900   Tween Brands, Inc. (a)                                                       235,587
                                       7,400   United Natural Foods, Inc. (a)                                               265,808

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       5,300   ValueVision Media, Inc. Class A (a)                                     $     69,642
                                       2,200   Volcom, Inc. (a)                                                              65,054
                                      11,800   The Wet Seal, Inc. Class A (a)                                                78,706
                                       8,400   Zale Corp. (a)                                                               236,964
                                       2,500   Zumiez, Inc. (a)                                                              73,850
                                                                                                                       ------------
                                                                                                                          9,932,281
-----------------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 1.9%                  3,400   Anchor Bancorp Wisconsin, Inc.                                                97,988
                                       5,100   BFC Financial Corp. (a)                                                       32,589
                                      10,700   Bank Mutual Corp.                                                            129,577
                                       8,300   BankAtlantic Bancorp, Inc. Class A                                           114,623
                                       5,500   BankUnited Financial Corp. Class A                                           153,780
                                       2,000   Berkshire Hills Bancorp, Inc.                                                 66,920
                                      10,800   Brookline Bancorp, Inc.                                                      142,236
                                         200   Charter Financial Corp.                                                       10,304
                                       1,100   Citizens First Bancorp, Inc.                                                  33,814
                                       2,365   Coastal Financial Corp.                                                       39,519
                                       4,400   Dime Community Bancshares, Inc.                                               61,644
                                       3,700   Downey Financial Corp.                                                       268,546
                                       4,400   Fidelity Bankshares, Inc.                                                    174,548
                                       2,400   First Financial Holdings, Inc.                                                94,032
                                       2,225   First Indiana Corp.                                                           56,426
                                      19,500   First Niagara Financial Group, Inc.                                          289,770
                                       2,300   First Place Financial Corp.                                                   54,027
                                       3,800   First Republic Bank                                                          148,504
                                       2,900   FirstFed Financial Corp. (a)                                                 194,213
                                       7,100   Flagstar Bancorp, Inc.                                                       105,364
                                       3,000   Flushing Financial Corp.                                                      51,210
                                       2,200   Great Southern Bancorp, Inc.                                                  64,922
                                       2,750   Horizon Financial Corp.                                                       66,165
                                       1,700   IBERIABANK Corp.                                                             100,385
                                       1,300   ITLA Capital Corp.                                                            75,283
                                       5,100   KNBT Bancorp, Inc.                                                            85,323
                                       3,800   Kearny Financial Corp.                                                        61,028
                                       5,900   MAF Bancorp, Inc.                                                            263,671
                                         100   NASB Financial, Inc.                                                           4,123
                                       8,000   Netbank, Inc.                                                                 37,120
                                      19,300   NewAlliance Bancshares, Inc.                                                 316,520
                                       3,300   Northwest Bancorp, Inc.                                                       90,618
                                       1,100   OceanFirst Financial Corp.                                                    25,223
                                       6,000   Ocwen Financial Corp. (a)                                                     95,160
                                       4,300   PFF Bancorp, Inc.                                                            148,393
                                       8,400   Partners Trust Financial Group, Inc.                                          97,776
                                       2,200   Pennfed Financial Services, Inc.                                              42,504
                                      11,900   Provident Financial Services, Inc.                                           215,747
                                       7,400   Provident New York Bancorp                                                   110,852
                                       2,400   Rockville Financial, Inc.                                                     42,840
                                       6,200   Sterling Financial Corp.                                                     209,622
                                       2,200   Texas United Bancshares, Inc.                                                 75,548
                                       3,200   TierOne Corp.                                                                101,152
                                       6,400   United Community Financial Corp.                                              78,336

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      19,000   W Holding Co., Inc.                                                     $    113,240
                                       2,000   Willow Grove Bancorp, Inc.                                                    29,840
                                                                                                                       ------------
                                                                                                                          4,871,025
-----------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment                   7,100   Newport Corp. (a)                                                            148,745
& Suppliers - 0.2%                     5,400   Varian, Inc. (a)                                                             241,866
                                                                                                                       ------------
                                                                                                                            390,611
-----------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage                   9,100   CharterMac                                                                   195,377
& Services - 0.4%                      2,100   GFI Group, Inc. (a)                                                          130,746
                                       3,100   Gladstone Investment Corp.                                                    47,461
                                      18,300   Knight Capital Group, Inc. Class A (a)                                       350,811
                                       9,300   LaBranche & Co., Inc. (a)                                                     91,419
                                       5,400   MarketAxess Holdings, Inc. (a)                                                73,278
                                       3,600   optionsXpress Holdings, Inc.                                                  81,684
                                       1,300   Penson Worldwide, Inc. (a)                                                    35,633
                                       2,800   SWS Group, Inc.                                                               99,960
                                       1,200   Thomas Weisel Partners Group, Inc. (a)                                        25,320
                                                                                                                       ------------
                                                                                                                          1,131,689
-----------------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 3.4%            7,700   ABM Industries, Inc.                                                         174,867
                                       5,700   AMN Healthcare Services, Inc. (a)                                            156,978
                                       4,000   Administaff, Inc.                                                            171,080
                                       3,300   The Advisory Board Co. (a)                                                   176,682
                                       3,600   Ambassadors Group, Inc.                                                      109,260
                                         800   Ambassadors International, Inc.                                               36,496
                                         600   Barrett Business Services                                                     14,052
                                      10,600   CBIZ, Inc. (a)                                                                73,882
                                       2,200   CDI Corp.                                                                     54,780
                                       2,000   CRA International, Inc. (a)                                                  104,800
                                       3,900   Casella Waste Systems, Inc. (a)                                               47,697
                                       1,900   Central Parking Corp.                                                         34,200
                                       4,600   Chemed Corp.                                                                 170,108
                                       3,900   Clark, Inc.                                                                   64,857
                                       2,900   CoStar Group, Inc. (a)                                                       155,324
                                       6,300   Coinmach Service Corp. Class A                                                74,970
                                       4,900   Coinstar, Inc. (a)                                                           149,793
                                       1,200   Cornell Cos., Inc. (a)                                                        21,996
                                       5,600   Cross Country Healthcare, Inc. (a)                                           122,192
                                       5,100   Diamond Management & Technology Consultants, Inc.                             63,444
                                       4,100   DynCorp. International, Inc. (a)                                              65,067
                                       3,800   Exponent, Inc. (a)                                                            70,908
                                       7,000   FTI Consulting, Inc. (a)                                                     195,230
                                       1,300   First Advantage Corp. Class A (a)                                             29,848
                                       5,300   First Consulting Group, Inc. (a)                                              72,928
                                       2,400   Forrester Research, Inc. (a)                                                  65,064
                                       3,700   G&K Services, Inc. Class A                                                   143,893
                                       3,450   The Geo Group, Inc. (a)                                                      129,444
                                       4,600   Gevity HR, Inc.                                                              108,974
                                      12,000   Harris Interactive, Inc. (a)                                                  60,480
                                       3,200   Heidrick & Struggles International, Inc. (a)                                 135,552
                                       6,500   Home Solutions of America, Inc. (a)                                           38,090
                                       4,300   Hudson Highland Group, Inc. (a)                                               71,724
                                       1,000   ICT Group, Inc. (a)                                                           31,590

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      19,300   IKON Office Solutions, Inc.                                             $    315,941
                                       6,200   Jackson Hewitt Tax Service, Inc.                                             210,614
                                       3,500   Kelly Services, Inc. Class A                                                 101,290
                                       2,800   Kenexa Corp. (a)                                                              93,128
                                       5,100   Kforce, Inc. (a)                                                              62,067
                                       3,300   The Knot, Inc. (a)                                                            86,592
                                       7,400   Korn/Ferry International (a)                                                 169,904
                                       9,600   Labor Ready, Inc. (a)                                                        175,968
                                       4,800   Lightbridge, Inc. (a)                                                         64,992
                                       1,400   Liquidity Services, Inc. (a)                                                  24,094
                                       3,800   MAXIMUS, Inc.                                                                116,964
                                      18,100   MPS Group, Inc. (a)                                                          256,658
                                       2,700   Midas, Inc. (a)                                                               62,100
                                       2,200   Monro Muffler, Inc.                                                           77,220
                                       7,500   Navigant Consulting, Inc. (a)                                                148,200
                                       8,400   Net 1 UEPS Technologies, Inc. (a)                                            248,304
                                       2,300   Netratings, Inc. (a)                                                          40,273
                                       4,400   On Assignment, Inc. (a)                                                       51,700
                                       9,400   PHH Corp. (a)                                                                271,378
                                       3,200   People Support, Inc. (a)                                                      67,360
                                       2,900   Perficient, Inc. (a)                                                          47,589
                                       1,800   Pre-Paid Legal Services, Inc. (a)                                             70,434
                                       2,100   The Providence Service Corp. (a)                                              52,773
                                       8,000   Regis Corp.                                                                  316,320
                                       8,400   Resources Connection, Inc. (a)                                               267,456
                                       5,200   Rollins, Inc.                                                                114,972
                                       8,600   Sirva, Inc. (a)                                                               29,928
                                       9,700   Sitel Corp. (a)                                                               40,934
                                       6,000   Source Interlink Cos., Inc. (a)                                               48,960
                                      10,000   Spherion Corp. (a)                                                            74,300
                                         500   Standard Parking Corp. (a)                                                    19,205
                                       2,000   Startek, Inc.                                                                 27,080
                                      10,700   Synagro Technologies, Inc.                                                    47,294
                                       5,700   TeleTech Holdings, Inc. (a)                                                  136,116
                                      10,100   Tetra Tech, Inc. (a)                                                         182,709
                                         500   Travelzoo, Inc. (a)                                                           14,975
                                       1,700   Unifirst Corp.                                                                65,297
                                       1,300   Vertrue, Inc. (a)                                                             49,933
                                       3,900   Viad Corp.                                                                   158,340
                                       1,500   Volt Information Sciences, Inc. (a)                                           75,315
                                       7,800   Waste Connections, Inc. (a)                                                  324,090
                                         700   Waste Industries USA, Inc.                                                    21,364
                                       4,733   Waste Services, Inc. (a)                                                      46,620
                                       7,400   Watson Wyatt Worldwide, Inc.                                                 334,110
                                       9,900   Wireless Facilities, Inc. (a)                                                 28,215
                                       4,800   World Fuel Services Corp.                                                    213,408
                                                                                                                       ------------
                                                                                                                          8,648,734
-----------------------------------------------------------------------------------------------------------------------------------
Shipping - 0.2%                        5,400   American Commercial Lines, Inc. (a)                                          353,754
                                       2,800   Gulfmark Offshore, Inc. (a)                                                  104,748

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       2,500   Horizon  Lines, Inc. Class A                                            $     67,400
                                       1,900   Star Maritime Acquisition Corp. (a)                                           18,639
                                                                                                                       ------------
                                                                                                                            544,541
-----------------------------------------------------------------------------------------------------------------------------------
Shoes - 0.6%                           1,700   CROCS, Inc. (a)                                                               73,440
                                       2,800   DSW, Inc. Class A (a)                                                        107,996
                                       1,900   Deckers Outdoor Corp. (a)                                                    113,905
                                       7,500   The Finish Line, Inc. Class A                                                107,100
                                       6,200   Iconix Brand Group, Inc. (a)                                                 120,218
                                       4,500   K-Swiss, Inc. Class A                                                        138,330
                                       1,600   Kenneth Cole Productions, Inc. Class A                                        38,384
                                       1,500   Shoe Carnival, Inc. (a)                                                       47,400
                                       1,900   Skechers U.S.A., Inc. Class A (a)                                             63,289
                                       3,700   Steven Madden Ltd.                                                           129,833
                                       6,400   Stride Rite Corp.                                                             96,512
                                       8,800   Timberland Co. Class A (a)                                                   277,904
                                         300   Weyco Group, Inc.                                                              7,455
                                       9,800   Wolverine World Wide, Inc.                                                   279,496
                                                                                                                       ------------
                                                                                                                          1,601,262
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.6%                          19,300   AK Steel Holding Corp. (a)                                                   326,170
                                       8,000   Chaparral Steel Co.                                                          354,160
                                       4,300   Gibraltar Industries, Inc.                                                   101,093
                                       1,500   Olympic Steel, Inc.                                                           33,345
                                       6,300   Oregon Steel Mills, Inc. (a)                                                 393,183
                                       4,000   Schnitzer Steel Industries, Inc. Class A                                     158,800
                                         100   Shiloh Industries, Inc.                                                        1,895
                                       2,000   Steel Technologies, Inc.                                                      35,100
                                       1,900   Wheeling-Pittsburgh Corp. (a)                                                 35,587
                                      12,700   Worthington Industries, Inc.                                                 225,044
                                                                                                                       ------------
                                                                                                                          1,664,377
-----------------------------------------------------------------------------------------------------------------------------------
Sugar - 0.0%                           2,000   Imperial Sugar Co. New Shares                                                 48,420
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications                    27,900   Andrew Corp. (a)(c)                                                          285,417
Equipment - 0.9%                      18,800   Arris Group, Inc. (a)                                                        235,188
                                       2,900   Audiovox Corp. Class A (a)                                                    40,861
                                       7,500   Belden CDT, Inc.                                                             293,175
                                       8,300   C-COR, Inc. (a)                                                               92,462
                                       3,800   CalAmp Corp. (a)                                                              32,072
                                       9,600   Interdigital Communications Corp. (a)                                        322,080
                                       7,100   Mastec, Inc. (a)                                                              81,934
                                       8,300   Plantronics, Inc.                                                            175,960
                                      15,300   Polycom, Inc. (a)                                                            472,923
                                      19,600   Powerwave Technologies, Inc. (a)                                             126,420
                                       3,200   Radyne Corp. (a)                                                              34,368
                                       8,000   Symmetricom, Inc. (a)                                                         71,360
                                                                                                                       ------------
                                                                                                                          2,264,220
-----------------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.1%                8,400   Interface, Inc. Class A (a)                                                  119,448
-----------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel                       8,500   Carter's, Inc. (a)                                                           216,750
Manufacturers - 1.0%                   1,400   Cherokee, Inc.                                                                60,074
                                       2,300   Columbia Sportswear Co.                                                      128,110
                                       3,700   Guess?, Inc. (a)                                                             234,691
                                       5,500   Hartmarx Corp. (a)                                                            38,830
                                       4,270   J. Crew Group, Inc. (a)                                                      164,609

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       4,500   Kellwood Co.                                                            $    146,340
                                       2,600   Maidenform Brands, Inc. (a)                                                   47,112
                                       2,700   Oxford Industries, Inc.                                                      134,055
                                       1,300   Perry Ellis International, Inc. (a)                                           53,300
                                       9,700   Phillips-Van Heusen Corp.                                                    486,649
                                      21,400   Quiksilver, Inc. (a)                                                         337,050
                                       2,300   True Religion Apparel, Inc. (a)                                               35,213
                                       3,600   Under Armour, Inc. Class A (a)                                               181,620
                                       8,300   The Warnaco Group, Inc. (a)                                                  210,654
                                                                                                                       ------------
                                                                                                                          2,475,057
-----------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.1%                  2,000   Bandag, Inc.                                                                 100,860
                                      10,800   Cooper Tire & Rubber Co.                                                     154,440
                                       2,800   Titan International, Inc.                                                     56,420
                                                                                                                       ------------
                                                                                                                            311,720
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                        16,600   Alliance One International, Inc. (a)                                         117,196
                                       2,700   Schweitzer-Mauduit International, Inc.                                        70,335
                                       4,500   Universal Corp.                                                              220,545
                                       6,919   Vector Group Ltd.                                                            122,812
                                                                                                                       ------------
                                                                                                                            530,888
-----------------------------------------------------------------------------------------------------------------------------------
Toys - 0.2%                            4,800   Jakks Pacific, Inc. (a)                                                      104,832
                                       6,000   Leapfrog Enterprises, Inc. (a)                                                56,880
                                       8,300   Marvel Entertainment, Inc. (a)                                               223,353
                                                                                                                       ------------
                                                                                                                            385,065
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous           4,000   Celadon Group, Inc. (a)                                                       67,000
- 0.2%                                 1,400   Dynamex, Inc. (a)                                                             32,704
                                       7,000   HUB Group, Inc. Class A (a)                                                  192,850
                                       6,600   Pacer International, Inc.                                                    196,482
                                       1,600   US Xpress Enterprises, Inc. Class A (a)                                       26,352
                                                                                                                       ------------
                                                                                                                            515,388
-----------------------------------------------------------------------------------------------------------------------------------
Truckers - 0.4%                        4,400   Arkansas Best Corp.                                                          158,400
                                       5,500   Forward Air Corp.                                                            159,115
                                      10,600   Heartland Express, Inc.                                                      159,212
                                      10,050   Knight Transportation, Inc.                                                  171,353
                                       2,700   Marten Transport Ltd. (a)                                                     49,491
                                       4,950   Old Dominion Freight Line, Inc. (a)                                          119,147
                                         300   PAM Transportation Services (a)                                                6,606
                                         100   Patriot Transportation Holding, Inc. (a)                                       9,336
                                         800   Quality Distribution, Inc. (a)                                                10,656
                                       2,600   Saia, Inc. (a)                                                                60,346
                                       1,500   USA Truck, Inc. (a)                                                           24,075
                                       1,100   Universal Truckload Services, Inc. (a)                                        26,125
                                       9,000   Werner Enterprises, Inc.                                                     157,320
                                                                                                                       ------------
                                                                                                                          1,111,182
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio            9,600   Mediacom Communications Corp. Class A (a)                                     77,184
- 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.5%           4,400   Allete, Inc.                                                                 204,776
                                       8,600   Avista Corp.                                                                 217,666
                                       5,800   Black Hills Corp.                                                            214,252
                                       2,800   CH Energy Group, Inc.                                                        147,840
                                       8,800   Cleco Corp.                                                                  222,024
                                      15,830   Duquesne Light Holdings, Inc.                                                314,225
                                       8,500   El Paso Electric Co. (a)                                                     207,145

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       5,300   The Empire District Electric Co.                                        $    130,857
                                       7,500   IDACORP, Inc.                                                                289,875
                                       2,500   ITC Holdings Corp.                                                            99,750
                                       3,600   MGE Energy, Inc.                                                             131,688
                                       6,800   NorthWestern Corp.                                                           240,584
                                       5,200   Otter Tail Corp.                                                             162,032
                                      12,100   PNM Resources, Inc.                                                          376,310
                                       2,800   Pike Electric Corp. (a)                                                       45,724
                                       4,700   Portland General Electric Co.                                                128,075
                                       4,333   UIL Holdings Corp.                                                           182,809
                                       6,200   Unisource Energy Corp.                                                       226,486
                                      15,300   Westar Energy, Inc.                                                          397,188
                                                                                                                       ------------
                                                                                                                          3,939,306
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors            2,800   Cascade Natural Gas Corp.                                                     72,576
- 1.0%                                 1,700   EnergySouth, Inc.                                                             68,170
                                       3,700   The Laclede Group, Inc.                                                      129,611
                                       4,900   New Jersey Resources Corp.                                                   238,042
                                       7,800   Nicor, Inc.                                                                  365,040
                                       4,800   Northwest Natural Gas Co.                                                    203,712
                                       6,700   Peoples Energy Corp.                                                         298,619
                                      13,400   Piedmont Natural Gas Co.                                                     358,450
                                       5,100   South Jersey Industries, Inc.                                                170,391
                                       7,000   Southwest Gas Corp.                                                          268,590
                                       8,600   WGL Holdings, Inc.                                                           280,188
                                                                                                                       ------------
                                                                                                                          2,453,389
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous - 0.1%       65,500   Aquila, Inc. (a)                                                             307,850
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications          7,400   Alaska Communications Systems Group, Inc.                                    112,406
- 1.2%                                   400   Atlantic Tele-Network, Inc.                                                   11,720
                                       3,400   CT Communications, Inc.                                                       77,928
                                       3,900   Centennial Communications Corp.                                               28,041
                                      43,200   Cincinnati Bell, Inc. (a)                                                    197,424
                                       3,800   Commonwealth Telephone Enterprises, Inc.                                     159,068
                                       4,000   Consolidated Communications Holdings, Inc.                                    83,600
                                      26,000   Dobson Communications Corp. Class A (a)                                      225,940
                                       1,600   Eschelon Telecom, Inc. (a)                                                    31,696
                                       4,800   FairPoint Communications, Inc.                                                90,960
                                      21,510   FiberTower Corp. (a)                                                         126,479
                                       9,400   General Communication, Inc. Class A (a)                                      147,862
                                       3,800   Golden Telecom, Inc. (b)                                                     177,992
                                       9,300   IDT Corp. Class B (a)                                                        121,644
                                       2,900   iPCS, Inc. (a)                                                               160,544
                                       5,500   Iowa Telecommunications Services, Inc.                                       108,405
                                       2,600   NTELOS Holdings Corp. (a)                                                     46,488
                                       2,500   North Pittsburgh Systems, Inc.                                                60,350
                                      12,600   Premiere Global Services, Inc. (a)                                           118,944
                                       5,100   RCN Corp. (a)                                                                153,765
                                       1,200   Shenandoah Telecom Co.                                                        56,412
                                       2,600   SureWest Communications                                                       71,604
                                      26,230   Time Warner Telecom, Inc. Class A (a)                                        522,764
                                       4,800   USA Mobility, Inc.                                                           107,376
                                                                                                                       ------------
                                                                                                                          2,999,412
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

                                      Shares
Industry                                Held   Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.2%                3,000   American States Water Co.                                               $    115,860
                                       3,000   California Water Service Group                                               121,200
                                       2,600   SJW Corp.                                                                    100,776
                                       3,965   Southwest Water Co.                                                           54,558
                                                                                                                       ------------
                                                                                                                            392,394
-----------------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade        5,600   Central European Distribution Corp. (a)                                      166,320
- 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.3%                     8,830   Brightpoint, Inc. (a)                                                        118,763
                                       7,800   LKQ Corp. (a)                                                                179,322
                                         700   MWI Veterinary Supply, Inc. (a)                                               22,610
                                       5,800   Prestige Brands Holdings, Inc. (a)                                            75,516
                                       5,500   United Stationers, Inc. (a)                                                  256,795
                                                                                                                       ------------
                                                                                                                            653,006
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks
                                               (Cost - $216,745,166) - 92.3%                                            236,134,904
-----------------------------------------------------------------------------------------------------------------------------------
                                               Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------------
                                       3,000   Gladstone Capital Corp.                                                       71,580
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Mutual Funds   (Cost - $77,950) - 0.0%                                  71,580
-----------------------------------------------------------------------------------------------------------------------------------
                                               Rights
-----------------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.0%                      27,455   Revlon, Inc. (expires 1/19/2007)                                               1,373
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts          6,000   Affordable Residential Communities Inc. (expires 1/23/2007)                    5,300
(REITs) - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Rights (Cost - $0) - 0.0%                                                6,673
-----------------------------------------------------------------------------------------------------------------------------------

                                        Face
                                      Amount   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 8.1%             $20,594,165   State Street Bank & Trust Co., 4.25% due 1/02/2007                        20,594,165
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Short-Term Securities                                               20,594,165
                                               (Cost - $20,594,165) - 8.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Investments  (Cost - $237,417,281) - 100.4%                        256,807,322
-----------------------------------------------------------------------------------------------------------------------------------

                                   Number of
                                   Contracts   Options Written
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Written                   1,650   Russell 2000 Index, expiring January 2007 at USD 800                        (947,100)
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Options Written                                                       (947,100)
                                               (Premiums Received - $2,422,350) - (0.4%)
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Investments, Net of Options Written,
                                               (Cost - $234,994,931*) - 100.0%                                          255,860,222
                                               Liabilities in Excess of Other Assets - 0.0%                                  (7,192)
                                                                                                                       ------------
                                               Net Assets - 100.0%                                                     $255,853,030
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of December 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 247,860,094
                                                                  =============
      Gross unrealized appreciation                               $  11,955,422
      Gross unrealized depreciation                                  (3,955,294)
                                                                  -------------
      Net unrealized appreciation                                 $   8,000,128
                                                                  =============

(a)   Non-income producing security.
(b)   Depositary receipts.

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of December 31, 2006

(c) All or a portion of security held as collateral in connection with open financial futures contracts.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

o Financial futures contracts purchased as of December 31, 2006 were as follows:

      -------------------------------------------------------------------------------------------------
      Number of                                                                             Unrealized
      Contracts           Issue                Expiration Date          Face Value         Depreciation
      -------------------------------------------------------------------------------------------------
         40         Russell 2000 Index           March 2007            $ 16,001,770         $(103,770)
      -------------------------------------------------------------------------------------------------

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -

         Proxy Voting Policies and Procedures

         Each Fund's Board of Directors has delegated to IQ Investment Advisors LLC, and/or any sub-investment adviser approved by the Board of Directors (the "Investment Adviser") authority to vote all proxies relating to the Fund's portfolio securities. The Investment Adviser has adopted policies and procedures ("Proxy Voting Procedures") with respect to the voting of proxies related to the portfolio securities held in the account of one or more of its clients, including a Fund. Pursuant to these Proxy Voting Procedures, the Investment Adviser's primary objective when voting proxies is to make proxy voting decisions solely in the best interests of each Fund and its shareholders, and to act in a manner that the Investment Adviser believes is most likely to enhance the economic value of the securities held by the Fund. The Proxy Voting Procedures are designed to ensure that the Investment Adviser considers the interests of its clients, including the Funds, and not the interests of the Investment Adviser, when voting proxies and that real (or perceived) material conflicts that may arise between the Investment Adviser's interest and those of the Investment Adviser's clients are properly addressed and resolved.

         In order to implement the Proxy Voting Procedures, the Investment Adviser has formed a Proxy Voting Committee (the "Committee"). The Committee is comprised of the Investment Adviser's Chief Investment Officer (the "CIO"), one or more other senior investment professionals appointed by the CIO, portfolio managers and investment analysts appointed by the CIO and any other personnel the CIO deems appropriate. The Committee will also include two non-voting representatives from the Investment Adviser's Legal department appointed by the Investment Adviser's General Counsel. The Committee's membership shall be limited to full-time employees of the Investment Adviser. No person with any investment banking, trading, retail brokerage or research responsibilities for the Investment Adviser's affiliates may serve as a member of the Committee or participate in its decision making (except to the extent such person is asked by the Committee to present information to the Committee, on the same basis as other interested knowledgeable parties not affiliated with the Investment Adviser might be asked to do so). The Committee determines how to vote the proxies of all clients, including a Fund, that have delegated proxy voting authority to the Investment Adviser and seeks to ensure that all votes are consistent with the best interests of those clients and are free from unwarranted and inappropriate influences. The Committee establishes general proxy voting policies for the Investment Adviser and is responsible for determining how those policies are applied to specific proxy votes, in light of each issuer's unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternate actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated policies. In addition, the Committee will be responsible for ensuring that all reporting and recordkeeping requirements related to proxy voting are fulfilled.

         The Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting policies and requires a case-by-case determination. In such cases, the Committee may elect not to adopt a specific voting policy applicable to that issue. The Investment Adviser believes that certain proxy voting issues require investment analysis -- such as approval of mergers and other significant corporate transactions -- akin to investment decisions, and are, therefore, not suitable for general guidelines. The Committee may elect to adopt a common position for the Investment Adviser on certain proxy votes that are akin to investment decisions, or determine to permit the portfolio manager to make individual decisions on how best to maximize economic value for a Fund (similar to normal buy/sell investment decisions made by such portfolio managers). While it is expected that the Investment Adviser will generally seek to vote proxies over which the Investment Adviser exercises voting authority in a uniform manner for all the Investment Adviser's clients, the Committee, in conjunction with a Fund's portfolio manager, may determine that the Fund's specific circumstances require that its proxies be voted differently.

         To assist the Investment Adviser in voting proxies, the Committee has retained Institutional Shareholder Services ("ISS"). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to the Investment Adviser by ISS include in-depth research, voting recommendations (although the Investment Adviser is not obligated to follow such recommendations), vote execution, and recordkeeping. ISS will also assist the Fund in fulfilling its reporting and recordkeeping obligations under the Investment Company Act.

         The Investment Adviser's Proxy Voting Procedures also address special circumstances that can arise in connection with proxy voting. For instance, under the Proxy Voting Procedures, the Investment Adviser generally will not seek to vote proxies related to portfolio securities that are on loan, although it may do so under certain circumstances. In addition, the Investment Adviser will vote proxies related to securities of foreign issuers only on a best efforts basis and may elect not to vote at all in certain countries where the Committee determines that the costs associated with voting generally outweigh the benefits. The Committee may at any time override these general policies if it determines that such action is in the best interests of a Fund.

         From time to time, the Investment Adviser may be required to vote proxies in respect of an issuer where an affiliate of the Investment Adviser (each, an "Affiliate"), or a money management or other client of the Investment Adviser (each, a "Client") is involved. The Proxy Voting Procedures and the Investment Adviser's adherence to those procedures are designed to address such conflicts of interest. The Committee intends to strictly adhere to the Proxy Voting Procedures in all proxy matters, including matters involving Affiliates and Clients. If, however, an issue representing a non-routine matter that is material to an Affiliate or a widely known Client is involved such that the Committee does not reasonably believe it is able to follow its guidelines (or if the particular proxy matter is not addressed by the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of the Investment Adviser's clients.

         In the event that the Committee determines not to retain an independent fiduciary, or it does not follow the advice of such an independent fiduciary, the powers of the Committee shall pass to a subcommittee, appointed by the CIO (with advice from the Secretary of the Committee), consisting solely of Committee members selected by the CIO. The CIO shall appoint to the subcommittee, where appropriate, only persons whose job responsibilities do not include contact with the Client and whose job evaluations would not be affected by the Investment Adviser's relationship with the Client (or failure to retain such relationship). The subcommittee shall determine whether and how to vote all proxies on behalf of the Investment Adviser's clients or, if the proxy matter is, in their judgment, akin to an investment decision, to defer to the applicable portfolio managers, provided that, if the subcommittee determines to alter the Investment Adviser's normal voting guidelines or, on matters where the Investment Adviser's policy is case-by-case, does not follow the voting recommendation of any proxy voting service or other independent fiduciary that may be retained to provide research or advice to the Investment Adviser on that matter, no proxies relating to the Client may be voted unless the Secretary, or in the Secretary's absence, the Assistant Secretary of the Committee concurs that the subcommittee's determination is consistent with the Investment Adviser's fiduciary duties.

         In addition to the general principles outlined above, the Investment Adviser has adopted voting guidelines with respect to certain recurring proxy issues that are not expected to involve unusual circumstances. These policies are guidelines only, and the Investment Adviser may elect to vote differently from the recommendation set forth in a voting guideline if the Committee determines that it is in a Fund's best interest to do so. In addition, the guidelines may be reviewed at any time upon the request of a Committee member and may be amended or deleted upon the vote of a majority of Committee members present at a Committee meeting at which there is a quorum.

         The Investment Adviser has adopted specific voting guidelines with respect to the following proxy issues:

            o Proposals related to the composition of the Board of Directors of issuers other than investment companies. As a general matter, the Committee believes that a company's Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company's business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee, therefore, believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a nominee's history of representing shareholder interests as a director of other companies or other factors, to the extent the Committee deems relevant.

            o Proposals related to the selection of an issuer's independent auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation's choice of auditor, in individual cases, the Committee may look at an auditors' history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

            o Proposals related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of an issuer's compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by an issuer's board of directors, rather than shareholders. Proposals to "micro-manage" an issuer's compensation practices or to set arbitrary restrictions on compensation or benefits will, therefore, generally not be supported.

            o Proposals related to requests, principally from management, for approval of amendments that would alter an issuer's capital structure. As a general matter, the Committee will support requests that enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

            o Proposals related to requests for approval of amendments to an issuer's charter or by-laws. As a general matter, the Committee opposes poison pill provisions.

            o Routine proposals related to requests regarding the formalities of corporate meetings.

            o Proposals related to proxy issues associated solely with holdings of investment company shares. As with other types of companies, the Committee believes that a fund's Board of

                  Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund's investment objective that the Investment Company Act envisions will be approved directly by shareholders.

            o Proposals related to limiting corporate conduct in some manner that relates to the shareholder's environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for discussion of larger social issues, and opposes shareholder resolutions "micromanaging" corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - as of December 31, 2006

         (a)(1) Mr. Jonathan Clark and Ms. Debra L. Jelilian are primarily responsible for the day-to-day management of the registrant's portfolio.

         Mr. Clark has been a Director of BlackRock since 2006. Prior to joining BlackRock, he became a Director with MLIM in 2006 and was a Vice President of MLIM from 1999 to 2006. Mr. Clark has more than 14 years' experience as a portfolio manager and trader. He has been a portfolio manager of the Fund since 2004. Ms. Jelilian has been a Director of BlackRock since 2006. Prior to joining BlackRock, she was a Director of MLIM from 1999 to 2006. Ms. Jelilian has more than 13 years' experience in investing and managing index investments. She has been a portfolio manager of the Fund since 2004.

(a)(2) As of December 31, 2006, in Thousands:

                                                                                    (iii) Number of Other Accounts and
                            (ii) Number of Other Accounts Managed                    Assets for Which Advisory Fee is
                                    and Assets by Account Type                                 Performance-Based
(i) Name                Other                                                    Other              Other
of                    Registered        Other Pooled                           Registered           Pooled
Portfolio             Investment         Investment           Other            Investment         Investment           Other
Manager               Companies           Vehicles           Accounts          Companies           Vehicles           Accounts
                      ---------                                                ---------
Jonathan Clark                   7                  2                  0                  0                  0                  0
                   $ 1,584,220,095    $   544,312,247    $             0    $             0    $             0    $             0
Debra L. Jelilian               15                 16                 26                  0                  0                  0
                   $ 8,220,101,944    $12,241,383,765    $41,270,850,975    $                  $                  $

         (iv) Potential Material Conflicts of Interest

         BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock's (or its affiliates') officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Fund. In this connection, it should be noted that certain portfolio managers currently manage certain accounts that are subject to performance fees. In addition, certain portfolio managers assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

         As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

         (a)(3) As of December 31, 2006:

                 Portfolio Manager Compensation

                 Compensation Program

                 The elements of total compensation for portfolio managers on BlackRock's Quantitative Investments team include a fixed base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. BlackRock has balanced these components of pay to provide these portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, compensation levels for these portfolio managers fluctuate--both up and down--with the relative investment performance of the portfolios that they manage.

                 Base compensation

                 Like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager's total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

                 Performance-Based Compensation

                 BlackRock believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent. To that end, BlackRock and its affiliates portfolio manager incentive compensation is based on a formulaic compensation program. BlackRock's formulaic portfolio manager compensation program includes: investment performance over 1-, 3- and 5-year performance periods and a measure of operational efficiency. Portfolio managers are compensated based on the pre-tax performance of the products they manage. If a portfolio manager's tenure is less than 5 years, performance periods will reflect time in position. Portfolio managers are compensated based on products they manage. A discretionary element of portfolio manager compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock management.

                 Long-Term Retention and Incentive Plan (LTIP)

                 The LTIP is a long-term incentive plan that seeks to reward certain key employees. The plan provides for the grant of awards that are expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock.

                 Cash Bonus

                 Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

                 Stock Bonus

                 A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of BlackRock stock. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on the company's ability to sustain and improve its performance over future periods. The ultimate value of stock bonuses is dependent on future BlackRock stock price performance. As such, the stock bonus aligns each portfolio manager's financial interests with those of the BlackRock shareholders and encourages a balance between short-term goals and long-term strategic objectives. Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the "downside risk" and "upside opportunity" of the company's performance. Portfolio managers therefore have a direct incentive to protect BlackRock's reputation for integrity.

                 Other Compensation Programs

                 Portfolio managers who meet relative investment performance and financial management objectives during a performance year are eligible to participate in a deferred cash program. Awards under this program are in the form of deferred cash that may be benchmarked to a menu of BlackRock mutual funds (including their own fund) during a five-year vesting period. The deferred cash program aligns the interests of participating portfolio managers with the investment results of BlackRock products and promotes continuity of successful portfolio management teams.

                 Other Benefits

                 Portfolio managers are also eligible to participate in broad-based plans offered generally to employees of BlackRock and its affiliates, including broad-based retirement, 401(k), health, and other employee benefit plans.

         (a)(4) Beneficial Ownership of Securities. As of December 31, 2006, Mr. Clark does not beneficially own any stock issued by the Fund and Ms. Jelilian does not beneficially own any stock issued by the Fund.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

------------------------------------------------------------------------------------------------------------------------------------
Period                   (a) Total Number of   (b) Average Price   (c) Total Number of Shares        (d) Maximum Number (or Approx.
                         Shares Purchased      Paid per Share      Purchased as Part of Publicly     Dollar Value) of Shares that
                                                                   Announced Plans or Programs       May Yet Be Purchased Under the
                                                                                                     Plans or Programs
------------------------------------------------------------------------------------------------------------------------------------
June 1-30, 2006
------------------------------------------------------------------------------------------------------------------------------------
July 1-31, 2006                4,501,309                   17.25              4,501,309                            0
------------------------------------------------------------------------------------------------------------------------------------
August 1-31, 2006
------------------------------------------------------------------------------------------------------------------------------------
September 1-30, 2006
------------------------------------------------------------------------------------------------------------------------------------
October 1-31, 2006
------------------------------------------------------------------------------------------------------------------------------------
November 1-30, 2006
------------------------------------------------------------------------------------------------------------------------------------
December 1-31, 2006
------------------------------------------------------------------------------------------------------------------------------------
Total:
------------------------------------------------------------------------------------------------------------------------------------

On June 2, 2006, the repurchase offer was announced to repurchase up to 25% of outstanding shares. The expiration date of the offer was July 7, 2006. The registrant may conduct annual repurchases for between 5% and 25% of its outstanding shares pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended.

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small Cap Premium & Dividend Income Fund Inc.


By: /s/ Mitchell M. Cox
    --------------------------
    Mitchell M. Cox,
    Chief Executive Officer of
    Small Cap Premium & Dividend Income Fund Inc.

Date: Febriaru 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    --------------------------
    Mitchell M. Cox,
    Chief Executive Officer of
    Small Cap Premium & Dividend Income Fund Inc.

Date: Febriaru 20, 2007


By: /s/ Donald C. Burke
    --------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Small Cap Premium & Dividend Income Fund Inc.

Date: Febriaru 20, 2007